UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-79327
Pre-Effective Amendment No.□
Post-Effective Amendment No. 26☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08241
Amendment No. 150☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America's INCOME Annuity®
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 38. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Any portion of the contract assets allocated to provide for Fixed Annuity Payments may not be reallocated to Sub-Accounts.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Variable Account Value prior to the Income Start Date.
Annual Benefit Leveling – The adjustment to Variable Annuity Payments to make payments made during the following 12 months equal in amount.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuity Income Unit – An accounting unit of measure used to calculate the Variable Annuity Payments after the first payment.
Assumed Investment Return – The net investment return required to maintain level Variable Annuity Payments. The selected Assumed Investment Return is used in calculating the initial Variable Annuity Payment.
Assumed Investment Return Factor – The Assumed Investment Return Factor adjusts the Annuity Income Unit value based on the Assumed Investment Return chosen by the Contract Owner and permitted under the contract.
Commutation Value – The value of future annuity payments that are converted (commuted) into a lump sum. The Commutation Value may be available for withdrawal under certain Income Options and may be available to beneficiaries when an Annuitant dies before all term certain payments have been made.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The total value of any amount allocated to the Variable Account (plus or minus any investment experience) plus any amount designated for the purchase of Fixed Annuity Payments, less any distributions previously made.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Annuity Payment(s) – Annuity payments that are guaranteed by Nationwide as to dollar amount.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Income Option – The type of annuity payments chosen by the Contract Owner.
Income Start Date – The date annuity payments actually commence.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Variable Account Value – The amount allocated to the Variable Account plus or minus investment experience minus any previous Variable Account distributions.
Variable Annuity Payment(s) – Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the Sub-Accounts.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	6% [1]
Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)	lesser of $25 or 2% of the amount transferred[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Check Processing Fee	$15 [3]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [4]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider	1.00% [6]
Total Variable Account Charges (including this option)	2.25%

[1]	For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first Contract Year. A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002). The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee. If assessed, the fee will be deducted from the amount transferred.
[3]	For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check. The fee will be deducted from each annuity payment check issued.
[4]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[5]	These charges apply only to Sub-Account allocations. They are charged on a daily basis at the annualized rate noted above.
[6]	The America's Income Annuity Income FoundationSM Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable. It is not available in conjunction with Fixed Annuity Payments or Term Certain options of less than 10 years. If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	2.25%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Immediate Fixed and Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix E: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Minimum Initial and Subsequent Purchase Payments
The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted. However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the Income Start Date.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for bearing certain mortality and expense risks, as well as for administrative expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the Income Option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn.

Variable to Fixed Transfer Processing Fee
Nationwide reserves the right to assess a Variable to Fixed Transfer Processing Fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers. The fee will be deducted from the amount transferred. Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider. Currently, Nationwide does not assess this fee against any contracts.
Check Processing Fee
For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued. Nationwide does not currently assess this fee.
America's Income Annuity ("AIA") Income FoundationSM Rider
If the Contract Owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets. This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
Annuity payments begin on the Income Start Date and will be based on the Income Option chosen at the time of application (see Income Options). Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix E: Contract Types and Tax Information).
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix D: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to Variable Annuity Payments. For a discussion of the interests allocated to Fixed Annuity Payments, see Appendix B: Fixed Annuity Payments.
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, the assumed investment return percentages, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for bearing certain mortality and expense risks, as well as for administrative expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the Income Option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.
The CDSC applies as follows:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	7+
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first Contract Year.
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
Contract Owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	withdrawals from the contract (as permitted under the selected Income Option);
•	withdrawals of Annuity Income Units to make annuity payments;
•	withdrawals of Annuity Income Units to pay a death benefit; or
•	variable to fixed transfers, as discussed in the Transfers between Variable Annuity Payments and Fixed Annuity Payments provision.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Variable to Fixed Transfer Processing Fee
Nationwide reserves the right to assess a Variable to Fixed Transfer Processing Fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers. The fee will be deducted from the amount transferred. Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider. Currently, Nationwide does not assess this fee against any contracts.
Check Processing Fee
For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued. Nationwide does not currently assess this fee.
Optional Contract Benefits, Charges, and Deductions
America's Income Annuity ("AIA") Income FoundationSM Rider
The AIA Income Foundation Rider can only be elected at the time of application. If elected, Nationwide will deduct an additional 1.00% of the Daily Net Assets for the life of the contract. The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract. Election of the rider is irrevocable.
The AIA Income Foundation Rider provides the Contract Owner with a choice between two guaranteed Variable Annuity Payment options (each a "GVAP option"): an 85% Level Floor, or a 75% Step-Up Floor. Once the GVAP option is chosen, it cannot be changed.
Nationwide calculates and pays Variable Annuity Payments under the contract according to the Income Option and frequency selected by the Contract Owner. Variable Annuity Payments will vary with the performance of the Sub-Accounts chosen by the Contract Owner. Contract Owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their Variable Annuity Payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the Contract Owner will receive a guaranteed payment, regardless of poor market performance.
Nationwide determines the first guaranteed floor payment at contract issuance. If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract (see Reductions in the Guaranteed Floor Payment). If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary. The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract (see Reduction in the Guaranteed Floor Payment and 75% Step-Up Floor).
The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling (see Guaranteed Floor Payment and Annual Benefit Leveling).

Determining the Guaranteed Floor Payment
At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment. Nationwide will use a projected first Variable Annuity Payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment. Nationwide considers the following factors when calculating the projected first Variable Annuity Payment:
•	the amount allocated to Variable Annuity Payments;
•	any applicable contract charges;
•	an Assumed Investment Return of 3.0%; and
•	the annuity purchase rate guaranteed at the time of contract issuance.
Annuity purchase rates may vary by Income Option, Annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.
The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected Variable Annuity Payment described above. This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see Reductions in the Guaranteed Floor Payment). If at any time during the life of the contract the Contract Owner's Variable Annuity Payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the Contract Owner the guaranteed floor payment.
The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected Variable Annuity Payment described above. This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see Reductions in the Guaranteed Floor Payment). On each Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see 75% Step-Up Floor). If at any time during the life of the contract the Contract Owner's Variable Annuity Payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.
The first Variable Annuity Payment due to the Contract Owner will be calculated on the Income Start Date. Nationwide uses the Assumed Investment Return to determine the amount of the first Variable Annuity Payment. For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%. See Variable Annuity Payment for more information on how the first and subsequent Variable Annuity Payments are calculated.
The first Variable Annuity Payment made to the Contract Owner is protected by the GVAP option selected. Thus, the first payment received by the Contract Owner could be the guaranteed floor payment if the first calculated Variable Annuity Payment is less than the guaranteed floor payment.
75% Step-Up Floor
On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option. The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:
1.	the previous year's guaranteed floor payment; or
2.	75% of the Variable Annuity Payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).
The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated. There is no maximum guaranteed amount. The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see Reductions in the Guaranteed Floor Payment).
Guaranteed Floor Payment and Annual Benefit Leveling
If the Contract Owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary). The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations. Nationwide will make this comparison on each Income Start Date anniversary for as long as the Contract Owner continues Annual Benefit Leveling (see Annual Benefit Leveling).
Reductions in the Guaranteed Floor Payment
Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction. Typically, if circumstances cause a reduction in the calculated Variable Annuity Payment, then a proportionate reduction in the guaranteed floor payment will also occur.
If the Contract Owner incurs a redemption fee according to the Short-Term Trading Fees provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the Variable Account Value immediately preceding the transfer request.

If the Contract Owner makes a variable to fixed transfer (see Transfers between Variable Annuity Payments and Fixed Annuity Payments), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the Variable Account to the Variable Account Value immediately prior to the transfer request.
The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected. Any time the Contract Owner elects a partial withdrawal of Variable Annuity Payments, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis for the remainder of the term certain period. For contracts that have elected the AIA Income Foundation Rider, this reduction in Annuity Income Units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period (see Partial Withdrawals (Partial Redemptions)).
If, at the end of the term certain period the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see Income Options). Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken. In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.
A full withdrawal is only permitted under certain Income Options. The Commutation Value of Variable Annuity Payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider. However, the actual value will be less due to the charge associated with the rider (see Full Withdrawals (Full Redemptions)).
Under certain joint and life Income Options the calculated Variable Annuity Payment due following the death of the first Annuitant will be reduced according to the terms of the applicable Income Option (see Income Options). Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated Variable Annuity Payment is reduced under the applicable Income Option.
If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E: Contract Types and Tax Information). If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.
Continuation of Payments Upon Death of Annuitant
The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary. The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:
•	The current guaranteed floor payment that would be in effect if the Annuitant had not died; and
•	The percentage of the death benefit the beneficiary is entitled to receive (see Death of Annuitant).
Conditions Associated with the AIA Income Foundation Rider
The AIA Income Foundation Rider must be elected at application and the election is irrevocable. The applicant must choose one of the GVAP options: either the 85% Level Floor or the 75% Step-Up Floor. Once the GVAP option is chosen, it cannot be changed. The following conditions apply when the AIA Income Foundation Rider is elected:
•	Term-certain payment options with periods of less than 10 years cannot be elected.
•	Nationwide reserves the right to assess a fee on any variable to fixed transfer of Contract Value when the rider is elected. The fee will be the lesser of $25 or 2% of the amount transferred. This transfer fee may not apply to contracts that do not elect the Rider (see Standard Charges and Deductions).
•	If only Fixed Annuity Payments are elected, the rider is unavailable.
•	The list of available Sub-Accounts in the contract is restricted.
•	Allocations (including exchanges) to the Sub-Accounts are subject to certain allocation restrictions.
There is no guaranteed commutation value associated with the election of a GVAP option. Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments (see Commutation of Variable Annuity Payments).
Available Sub-Accounts
Nationwide makes only certain Sub-Accounts available when a Contract Owner elects the AIA Income Foundation Rider. Nationwide selected the available options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. Sub-Accounts not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.
Nationwide will limit the amount of Variable Account Value that can be allocated to certain Sub-Accounts when the AIA Income Foundation Rider is elected.

The available Sub-Accounts are listed below in three categories. Currently, there are no allocation restrictions associated with the Sub-Accounts listed as Category I or Category III. However, if any allocation is made to a Category II Sub-Account, Nationwide may require up to 30% of the Variable Account Value also be invested in Category I Investment Sub-Accounts. Currently, the required Category I allocation is only 20%.
For example, if a Contract Owner who elected the AIA Income Foundation Rider selected all Category III Sub-Accounts on his or her application, Nationwide would not require any allocation to Category I. However, if that same Contract Owner subsequently makes an exchange of Variable Account Value from Category III to Category II, Nationwide will require that the Contract Owner also allocate at least 20% of the current Variable Account Value to Category I. In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.
Subsequent transfer requests may be rejected if their execution would result in final allocations of Variable Account Value that do not meet the current allocation requirements. These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the Sub-Accounts. Nationwide will notify the Contract Owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Category I Sub-Accounts
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Category II Sub-Accounts
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Janus Aspen Series - Forty Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: I Class Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Category III Sub-Accounts
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Parties with Interests in the Contract
Contract Owner
The Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
Joint Owner
Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If a Contract Owner who is not the Annuitant dies before the Income Start Date and there is a surviving joint owner, the joint owner will become the Contract Owner.
If the Contract Owner who is the Annuitant dies before the Income Start Date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the Contract Value to the joint owner.

Annuitant and Joint Annuitant
The Annuitant (and joint Annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant or joint Annuitant of greater age. Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Income Option.
For contracts issued as IRAs or Tax Sheltered Annuities, the Contract Owner and Annuitant must be the same person, and that individual's entire interest in the contract is nonforfeitable. For either of these contract types, if a joint and survivor Income Option is elected, the joint annuitant must be the Annuitant's spouse.
Payee
The payee is the person designated, at the time of application, by the Contract Owner to receive annuity payments. If no payee is designated at the time of application, the payee will be the Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who may receive benefits under the contract if the Annuitant (and joint Annuitant, if any) dies after the Income Start Date. The Contract Owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.
If no beneficiary survives the Annuitant (and the joint Annuitant, if any), the beneficiary's rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.
If no beneficiary or contingent beneficiary survives the Annuitant (and the joint Annuitant, if any), all beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.
If the Annuitant (and joint Annuitant, if any) dies before the Income Start Date, and there is no surviving Contract Owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.
Ownership Rights
Ownership Rights at the Time of Application
At the time of application, the Contract Owner designates/elects:
•	an Annuitant, and if applicable, a joint Annuitant;
•	a Payee to whom annuity payments will be made;
•	the frequency of payments, Income Option, Assumed Investment Return (if applicable), and Income Start Date;
•	a beneficiary, and if applicable, a contingent beneficiary;
•	the portion of the purchase payment used to purchase Fixed Annuity Payments and/or Variable Annuity Payments;
•	the allocation among Sub-Accounts, if applicable; and
•	any optional benefits that may be provided under the elected Income Option.
Once elected, the Income Option cannot be changed.
Ownership Rights Between the Date of Issue and the Income Start Date
Between the date of issue and the Income Start Date, the Contract Owner has the right to:
•	cancel the contract during the free look period;
•	change the beneficiary and/or the contingent beneficiary;
•	change allocations among Sub-Accounts;
•	request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;
•	elect to take a partial or full withdrawal, if permitted under the Income Option selected and subject to any restrictions described in this prospectus; and
•	elect or revoke a prior election of Annual Benefit Leveling (see Annual Benefit Leveling).

Ownership Rights After the Income Start Date and Prior to the Annuitant's Death
After the Income Start Date and prior to the Annuitant's death, the Contract Owner has the right to:
•	change the beneficiary and/or the contingent beneficiary;
•	change allocations among Sub-Accounts;
•	request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;
•	elect to take a partial or full withdrawal, depending on the Income Option selected and subject to any restrictions described in this prospectus; and
•	elect or discontinue Annual Benefit Leveling.
Changes
All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the Contract Owner or Annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change. Changes to Annual Benefit Leveling will take effect on the next anniversary of the Income Start Date.
Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.
Operation of the Contract
Purchase Payment
The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted. However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the Income Start Date.
The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $2,000,000 for single life Income Options or term certain Income Options, and $3,000,000 for joint life Income Options without Nationwide's prior consent. Nationwide's decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, it will immediately return the purchase payment in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $2,000,000 are assumed to have been approved by Nationwide.
The purchase payment will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Allocation of the Purchase Payment
For any particular Income Option, the single purchase payment may be allocated to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of both. Changes to this allocation are permitted as described in the Transfers between Variable Annuity Payments and Fixed Annuity Payments provision.

Nationwide allocates that portion of the purchase payment intended for Variable Annuity Payments to Sub-Accounts as instructed by the Contract Owner on the application. However, in some states, Nationwide will allocate purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Variable Account Value among the Sub-Accounts based on the instructions contained on the application. In other states, Nationwide will immediately allocate purchase payments to the Sub-Accounts based on the instructions contained on the application.
Shares of the underlying mutual funds are purchased by the Variable Account at Net Asset Value and temporarily maintained as Accumulation Units until being converted into Annuity Income Units on the Income Start Date. Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center subject to conditions imposed by the underlying mutual funds and those set forth in the contract.
If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of Variable Account Value (see AIA Income Foundation Rider).
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Any portion of the single purchase payment that is allocated to provide Fixed Annuity Payments may not be transferred to provide Variable Annuity Payments. Variable to fixed transfers may not be available in all states.
Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide Variable Annuity Payments may be transferred to provide Fixed Annuity Payments. This type of transfer, referred to as a "variable to fixed transfer," is irrevocable. Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide Fixed Annuity Payments for the duration of the contract. The amount transferred cannot be transferred back to provide Variable Annuity Payments.
Currently, Nationwide does not assess a fee for variable to fixed transfers. However, Nationwide reserves the right to assess a Variable to Fixed Transfer Processing Fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee will be deducted from the amount transferred. Nationwide also reserves the right to assess the Variable to Fixed Transfer Processing Fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider (see Standard Charges and Deductions).
Each variable to fixed transfer request is subject to the following terms and conditions:
•	variable to fixed transfers are not permitted prior to the end of the free look period;
•	the Annuitant and joint Annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;
•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total Variable Account Value;

•	after the variable to fixed transfer, the Variable Account Value must be at least $2,000 (as of the date of the transfer). If a requested transfer would result in a Variable Account Value of less than $2,000, Nationwide will attempt to contact the Contract Owner to obtain revised instructions relating to the transfer. The Contract Owner may elect to:
❍	cancel the transaction;
❍	decrease the amount of the variable to fixed transfer so that the Variable Account Value will be $2,000 or more; or
❍	transfer all Variable Account Value to provide for Fixed Annuity Payments.
•	variable to fixed transfers are not permitted if:
❍	the Contract Owner elected a Term Certain with Enhanced Death Benefit Income Option; or
❍	the Contract Owner elected a Term Certain Income Option and there are fewer than five years remaining in the term certain period;
•	Nationwide reserves the right to limit the number of variable to fixed transfers to one per calendar quarter and 20 over the life of the contract;
•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:
❍	the Contract Owner elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option; and
❍	the Contract Owner has taken a withdrawal from the contract, as permitted by the Income Option elected;
•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing Fixed Annuity Payments; and
•	variable to fixed transfer requests must be submitted in writing and must be signed by the Contract Owner(s).
Variable to fixed transfers will be taken proportionately from each Sub-Account based on current allocations. Variable to fixed transfers do not count as a transfer event.
If a Contract Owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:
•	the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the Variable Account Value immediately prior to the transfer request; and
•	the amount of any variable to fixed transfer will be based upon the actual Variable Account Value at the time of the request rather than the present value of any guaranteed payments under the rider.
Each variable to fixed transfer will constitute a new fixed annuity segment (a series of Fixed Annuity Payments), which will be calculated as of the date of the transfer. Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same Income Option that was elected at the time of application. The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined. Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.
When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a Sub-Account transfer or a withdrawal), the variable to fixed transfer will be processed last. This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described previously.
The Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the Contract Owner has elected Annual Benefit Leveling. If Annual Benefit Leveling is in effect, the Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next Income Start Date anniversary.
Some state jurisdictions do not permit Contract Owners to take withdrawals from the Fixed Annuity Payment portion of the contract. In these state jurisdictions, if the Contract Owner elected an Income Option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of Commutation Value that the Contract Owner can withdraw.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount designated for the purchase of Fixed Annuity Payments, less any distributions previously made.

Transfer Requests
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds. Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time upon written notice to Contract Owners. Sub-Account transfers will receive the Annuity Income Unit value next computed after the transfer request is received at the Service Center.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Withdrawals (Redemptions)
Some Income Options permit the Contract Owner to take a partial or full withdrawal after the free look period. If the elected Income Option does not permit partial or full withdrawals, the Contract Owner cannot withdraw value from the contract (other than annuity payments). Withdrawals may not be permitted in all states.
Withdrawal requests must be submitted in writing to the Service Center. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.
Nationwide will pay any amounts withdrawn from the Sub-Accounts to the Contract Owner within seven days after the request is received at the Service Center.
Nationwide reserves the right to delay payment of a withdrawal from the Fixed Annuity Payment portion of the contract for up to six months from the date of the withdrawal request.
Withdrawals Before the Income Start Date
If the Income Option elected so permits, a Contract Owner may take a partial or full withdrawal after the right to examine the contract and before the Income Start Date. The amount available for withdrawal will be based on the Commutation Value, using the next calculated Annuity Income Unit values to estimate the Variable Annuity Payment amount, and will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner. A CDSC will apply.
Withdrawals On or After the Income Start Date
If the Income Option elected so permits, a Contract Owner may take a withdrawal on or after the Income Start Date. The amount available for withdrawal on or after the Income Start Date will be based on the Commutation Value and will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner. A CDSC may apply.

After the Income Start Date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts. The Contract Owner should review these tax documents and consult with a tax advisor prior to requesting a distribution.
Commutation Value of Variable Annuity Payments
The Commutation Value of Variable Annuity Payments is equal to the present value of the Variable Annuity Payments remaining in the term certain period. This present value is calculated using the Assumed Investment Return for the contract and the Annuity Income Unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.
If a Contract Owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:
1)	the Commutation Values, which do not include amounts allocated to Annual Benefit Leveling; and
2)	the present value of the leveled Variable Annuity Payments scheduled to be paid after Nationwide receives complete instructions, but before the next Income Start Date anniversary.
The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.
If a Contract Owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled Variable Annuity Payments scheduled to be paid before the next Income Start Date anniversary may be withdrawn. Only the Commutation Value of amounts remaining in the Sub-Accounts or of the Fixed Annuity Payments may be withdrawn.
The Commutation Value of Variable Annuity Payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the Commutation Value of Variable Annuity Payments when the rider is not elected. However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.
If a Contract Owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed Variable Annuity Payments under the rider. Only the Commutation Value of amounts in the Variable Account may be withdrawn.
Commutation Value of Fixed Annuity Payments
The Commutation Value of Fixed Annuity Payments is defined in Appendix B: Fixed Annuity Payments.
Partial Withdrawals (Partial Redemptions)
If a partial withdrawal is allowed under the Income Option and elected, the Contract Owner must specify the percentage of the withdrawal to be taken from Fixed Annuity Payments and/or Variable Annuity Payments.
A partial withdrawal will result in the reduction of the remaining term certain period payments. If the Contract Owner elects a partial withdrawal of Fixed Annuity Payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from Fixed Annuity Payments, plus any CDSC, to the total Commutation Value available from Fixed Annuity Payments. If the Contract Owner elects a partial withdrawal of Variable Annuity Payments, for the remainder of the term certain period, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis.
If Annual Benefit Leveling is in effect, no portion of the contract designated to make Variable Annuity Payments for the remainder of the Contract Year may be withdrawn.
The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.
A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The Contract Owner may take the CDSC from either:
a)	the amount requested; or
b)	the Commutation Value remaining after the Contract Owner has received the requested amount.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Commutation Value remaining after the Contract Owner has received the requested amount.
Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a Contract Owner who has elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option takes a partial withdrawal from the contract.
Full Withdrawals (Full Redemptions)
A full withdrawal is only permitted under the following Income Options: Term Certain and Term Certain with Enhanced Death Benefit. The Commutation Value upon full withdrawal may be more or less than the purchase payment made to the contract. The Commutation Value will reflect Variable Account charges, charges for any optional riders elected, underlying mutual fund charges, the investment performance of the underlying mutual funds, prior redemptions, and remaining term certain annuity payments. A CDSC may apply. Upon full withdrawal, the contract is terminated.
Withdrawals from Individual Retirement Annuities, Roth IRAs, or Tax Sheltered Annuities upon Exercise of the Right to Examine
To prevent disqualification of an Individual Retirement Annuity, a Roth IRA, or a Tax Sheltered Annuity when the Contract Owner exercises the right to examine the contract, Nationwide will transfer the Contract Value or another amount required by law to another Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity, respectively, upon proper direction by the Contract Owner.
Restrictions on Withdrawals from a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)) or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), only if permitted by the terms of the contract and:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
Contract Owner Services
Annual Benefit Leveling
If the Contract Owner elects Annual Benefit Leveling, Variable Annuity Payments will be adjusted to reflect the performance of the Sub-Accounts once every 12 months, instead of with every payment.

On the Income Start Date (or the Income Start Date anniversary on which Annual Benefit Leveling begins), the number of Annuity Income Units necessary to make the payments for the following year will be calculated. These Annuity Income Units will be redeemed from the Sub-Accounts and the redemption proceeds are immediately transferred to Nationwide's General Account. The Annual Benefit Leveling interest rate in effect on the Income Start Date or Income Start Date anniversary will be used to calculate the guaranteed amount of level payments for the following year.
The level payment calculated on each subsequent Income Start Date anniversary could be higher or lower than the level payment for the previous year.
An election to start or discontinue Annual Benefit Leveling will take effect only on the Income Start Date or anniversary thereof. In order for such an election to take effect on the next Income Start Date anniversary, Nationwide must receive the election at least five days prior to the Income Start Date anniversary. If a Contract Owner elects Annual Benefit Leveling, the process of calculating leveled Variable Annuity Payments will take place on each subsequent Income Start Date anniversary until the Contract Owner instructs Nationwide otherwise.
Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any Contract Owner receiving leveled Variable Annuity Payments will continue to do so until the next Income Start Date anniversary.
Annuity Payments
Income Start Date
The Income Start Date is the date chosen by the Contract Owner as the date for annuity payments to begin. The Income Start Date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue. In connection with the Income Start Date, the Contract Owner also elects the frequency of annuity payment dates.
Frequency and Amount of Annuity Payments
Payments are made based on the Income Option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.
Nationwide will send annuity payments no later than seven days after each annuity payment date.
Form of Annuity Payment
The Contract Owner may elect to receive annuity payments by electronic funds transfer or by check. If the Contract Owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer or via check, in the event bank information has not been provided. The Contract Owner may change the form of payment at any time by notifying Nationwide in writing.
For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee not to exceed $15 for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The check fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued.
Fixed Annuity Payments
Fixed Annuity Payments provide for level annuity payments. The Fixed Annuity Payments will remain level unless the Income Option calls for a reduction in the annuity income upon withdrawal or death of the Annuitant (or joint annuitant) (see Appendix B: Fixed Annuity Payments).
Variable Annuity Payments
Variable Annuity Payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts shown in Appendix A: Underlying Mutual Funds.
Assumed Investment Return
An Assumed Investment Return is the net investment return required to maintain level Variable Annuity Payments. That is, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals the Assumed Investment Return for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to the Assumed Investment Return for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the Assumed Investment Return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the Assumed Investment Return during that time.
At the time of application, the Contract Owner elects one of three available Assumed Investment Return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C: Illustration of Variable Annuity Income for more information on selecting an Assumed Investment Return percentage. One or more of the above Assumed Investment Return percentages might not be available in all states. Refer to your contract for specific information.
If the AIA Income Foundation Rider is elected, the Assumed Investment Return percentage will be 3.0%.
Nationwide uses this percentage rate of return to determine the amount of the first Variable Annuity Payment.
First Variable Annuity Payment
The following factors determine the amount of the first Variable Annuity Payment:
•	the portion of the purchase payment allocated to provide Variable Annuity Payments;
•	the Variable Account Value on the Income Start Date;
•	the age and sex of the Annuitant (and joint annuitant, if any);
•	the Income Option elected;
•	the frequency of annuity payments elected;
•	the Income Start Date;
•	the selected Assumed Investment Return;
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Subsequent Variable Annuity Payments
Variable Annuity Payments will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the Assumed Investment Return Factor.
The dollar amount of each subsequent Variable Annuity Payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Income Unit value for that Sub-Account as of the Income Start Date. This establishes the number of Annuity Income Units provided by each Sub-Account for each Variable Annuity Payment after the first.
The number of Annuity Income Units for each Sub-Account per payment will remain constant, subject to the following exceptions:
1)	if a reduction applies after the first death when the Contract Owner elected a joint and survivor Income Option;
2)	if the Contract Owner takes a withdrawal, as permitted under the Income Option elected;
3)	if the Contract Owner transfers value from one Sub-Account to another;
4)	if the Contract Owner incurs a redemption fee; or
5)	if the Contract Owner makes a variable to fixed transfer.
The number of Annuity Income Units for each Sub-Account is multiplied by the Annuity Income Unit value for that Sub-Account for the Valuation Date for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the Variable Annuity Payment.
Subsequent Variable Annuity Payments may be more or less than the previous Variable Annuity Payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the Assumed Investment Return.
Value of an Annuity Income Unit
Annuity Income Unit values for Sub-Accounts are determined by:
1)	multiplying the Annuity Income Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period; and then
2)	multiplying the result from (1) by an interest factor to neutralize the Assumed Investment Return Factor year built into the purchase rate basis for variable payment annuities. The Assumed Investment Return Factor corresponds with the Assumed Investment Return chosen by the Contract Owner.

Net Investment Factor
The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual funde determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges. The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the Daily Net Assets.
Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Income Units will not change as a result of investment experience, the value of an Annuity Income Unit may increase or decrease from Valuation Period to Valuation Period.
Income Options
Contract Owners must elect an Income Option at the time of application. This election is irrevocable.
The Income Options available are:
•	Single Life
•	Single Life with Term Certain
•	Single Life with Cash Refund
•	Joint and Last Survivor
•	Joint and 100% Last Survivor with Term Certain
•	Joint and 100% Last Survivor with Cash Refund
•	Joint and 50% Survivor
•	Term Certain
•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)
Each of the Income Options is discussed more thoroughly below.
Single Life
The Single Life Income Option provides for annuity payments to be paid during the lifetime of the Annuitant.
Payments will cease with the last payment before the Annuitant's death. Any Contract Value not paid as of the date of the Annuitant's death will be forfeited. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with Term Certain
The Single Life with Term Certain Income Option provides that annuity payments will be paid during the Annuitant's lifetime or for the term certain period selected by the Contract Owner on the application, whichever is longer.
During the term certain period, the owner may elect at any time prior to the death of the Annuitant to withdraw all or a part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the Partial Withdrawals (Partial Redemptions) provision. If, at the end of the term certain period, the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Sub-Accounts elected by the Contract Owner. Withdrawals may be subject to a CDSC.
If the Annuitant dies during this term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund
The Single Life with Cash Refund Income Option provides that annuity payments will be made during the lifetime of the Annuitant.
If the Annuitant dies before aggregate annuity payments actually received by the Annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.
No withdrawals other than the death benefit or scheduled annuity payments are permitted.
Joint and Last Survivor
The Joint and Last Survivor Income Option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both Annuitants were living, depending on which continuation percentage was selected by the Contract Owner on the application.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Joint and 100% Last Survivor with Term Certain
The Joint and 100% Last Survivor with Term Certain Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant or for the term certain period selected by the Contract Owner on the application, whichever is longer. After the death of either the Annuitant or joint Annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period. If either Annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.
During the term certain period, the owner may elect at any time prior to the second death of the Annuitant and joint Annuitant to withdraw all or part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the Partial Withdrawals (Partial Redemptions) provision. If, at the end of the term certain period, one (or both) of the Annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Sub-Accounts elected by the Contract Owner. Withdrawals may be subject to a CDSC.
If the Annuitant and joint Annuitant die during the term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.
Joint and 100% Last Survivor with Cash Refund
The Joint and 100% Last Survivor with Cash Refund Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.
After the death of either the Annuitant or joint Annuitant, payments will continue at the same level for the life of the survivor.
If the survivor dies after the Income Start Date, but before aggregate annuity payments actually received by the Annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.
No withdrawals other than the death benefit and scheduled annuity payments are permitted.
Joint and 50% Survivor
The Joint and 50% Survivor Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of the Annuitant, payments of 50% of the amount that would have been paid if the Annuitant were living will be made for the life of the joint Annuitant. If the joint Annuitant dies before the Annuitant, the 50% reduction does not apply.
Payments will cease with the last payment due before the death of the last survivor of the Annuitant and joint Annuitant. Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited. No death benefit will be paid. No withdrawals other than the scheduled annuity payments are permitted.
Term Certain
The Term Certain Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application. Nationwide reserves the right to limit the availability of some term certain durations.
The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract as set forth in the Withdrawals (Redemptions) provision. Withdrawals may be subject to a CDSC.
If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the Commutation Value of the remaining payments in a single lump sum payment.
Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)
The Term Certain with Enhanced Death Benefit Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application.
The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.
If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.
The Term Certain with Enhanced Death Benefit Income Option may not be available in all states.
Any Other Option
Income Options not set forth in this provision may be available. Both Nationwide and the Contract Owner must approve any Income Option not set forth in this provision.
Death Before the Income Start Date
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Income Start Date, no death benefit is payable and ownership rights will vest in the surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the Annuitant. Subject to any required distributions (see Appendix E: Contract Types and Tax Information), the Annuitant will be entitled to receive scheduled annuity payments.
If the Contract Owner who is also the Annuitant dies before the Income Start Date, the terms of the Death of Annuitant provision apply.
Death of Annuitant
If the Annuitant dies before the Income Start Date, the contract will terminate and Nationwide will pay the Contract Value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the required distributions provisions (see Appendix E: Contract Types and Tax Information).
Death On or After the Income Start Date
Death of Contract Owner
If a Contract Owner (including a joint owner) dies on or after the Income Start Date, annuity payments will continue under the elected Income Option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the Annuitant.

Death of Annuitant
If the Annuitant dies on or after the Income Start Date, the terms of the Income Option elected by the Contract Owner will apply.
Once Nationwide is notified of the Annuitant's (and joint Annuitant's, if applicable) death, any remaining term certain fixed or Variable Annuity Payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected Income Option will also be suspended for this period. In addition, the Commutation Value of any remaining term certain Variable Annuity Payments will be transferred to the money market Sub-Account no later than the Valuation Date following receipt by Nationwide of notification of death.
Once Nationwide receives proper proof of death and complete instructions at the Service Center, Nationwide will make any payments that were suspended. The amount of each suspended Variable Annuity Payment will be determined using the Annuity Income Unit values for the money market Sub-Account on the date the Variable Annuity Payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or Variable Annuity Payments have resumed, the beneficiary shall have the right to make any transfers to other Sub-Accounts allowed by the contract.
Instructions regarding payment of any death benefit provided by the Income Option selected must be submitted in writing to the Service Center. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.
If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.
Death Benefit Payment
Lump Sum Death Benefit Option
If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.
The beneficiary will receive the present value of any Fixed Annuity Payments remaining in the term certain period.
Additionally, the beneficiary will receive the present value of any Variable Annuity Payments remaining in the term certain period. This amount will be the greater of (1) or (2) where:
(1)	is the Commutation Value of the Variable Annuity Payments remaining in the term certain period; and
(2)	is the Commutation Value of the Variable Annuity Payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).
The Commutation Values will be calculated using the Assumed Investment Return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.
If Annual Benefit Leveling is in effect, the present value of remaining Variable Annuity Payments will be comprised of two components:
(a)	The non-leveled Variable Annuity Payment component, which will equal the Commutation Value of the Variable Annuity Payments remaining in the term certain period after the next Income Start Date anniversary (which do not include leveled payments); and
(b)	The leveled Variable Annuity Payment component, which will equal the Commutation Value of the remaining leveled Variable Annuity Payments scheduled to be paid until the next Income Start Date anniversary. The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.
Continuation of Payments Death Benefit Option
If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive Fixed Annuity Payments at the same level as prior to the Annuitant's death for the remainder of the term certain period.
Additionally, the beneficiary will receive Variable Annuity Payments for the remainder of the term certain period, based on the number of Annuity Income Units that correlates to the greater of (1) or (2) where:
(1)	is the dollar amount of the most recent Variable Annuity Payment; and
(2)	is the dollar amount of the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).
Nationwide will proportionately adjust the number of Annuity Income Units to equal the number of Annuity Income Units in the greater of (1) or (2) above. The beneficiary is able to submit transfer requests to reallocate the Contract Value to other Sub-Accounts. Each remaining Variable Annuity Payment will reflect the adjusted number of Annuity Income Units and the performance of the Sub-Accounts in which they are invested.
Note, however, that if Annual Benefit Leveling is in effect at the time of the Annuitant's death, the leveled Variable Annuity Payments will continue at the same level until the next Income Start Date anniversary and will not be included in the adjusted Variable Annuity Payments described above.
The beneficiary may withdraw part or all of the remaining death benefit at any time. The amount withdrawn will be the Commutation Value, which is calculated as described in the Withdrawals On or After the Income Start Date provision, using the Assumed Investment Return elected by the Contract Owner.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-79327

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Fixed Annuity Payments
The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to Fixed Annuity Payments.
Interests in Fixed Annuity Payments purchased under the contracts are supported by Nationwide's General Account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.
Fixed Annuity Payment Allocations under the Contract
Contract Owners not allocating all of their single purchase payment to the Variable Account for the purchase of Variable Annuity Payments may allocate their single purchase payment to Nationwide's General Account for the purchase of Fixed Annuity Payments. Alternatively, Contract Owners may allocate their single purchase payment to the General Account and the Variable Account for the purchase of a combination of fixed and variable annuity payments.
Amounts originally allocated for the purchase of Fixed Annuity Payments may not be reallocated to the Variable Account to purchase Variable Annuity Payments. However, subject to certain terms and conditions, Contract Owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision. The amount originally allocated to provide Fixed Annuity Payments, and each amount subsequent amount allocated to provide Fixed Annuity Payments as a result of one or more variable to fixed transfers, constitute an independent series of Fixed Annuity Payments or "fixed annuity segments."
Determination of Fixed Annuity Payments
Fixed Annuity Payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract. Fixed Annuity Payments will be reduced if:
•	non-annuity payment withdrawals are taken, as permitted under some Income Options;
•	required under the terms of the Income Option elected. For example, under the joint and last survivor Income Option, annuity payments continuing to a survivor after the death of either the Annuitant or joint Annuitant may be reduced if the Contract Owner selected a continuation percentage of less than 100%. Other Income Options may provide for similar reductions in Fixed Annuity Payments.
Fixed Annuity Payments will be increased if the Contract Owner makes one or more variable to fixed transfers.
When the Contract Owner allocates all or part of the single purchase payment for the purchase of Fixed Annuity Payments, or if the Contract Owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:
•	the amount allocated for the purchase of Fixed Annuity Payments, or, in the case of a variable to fixed transfer, the amount transferred from the Variable Account to purchase Fixed Annuity Payments;
•	the age of the Annuitant (and joint Annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;
•	the sex of the Annuitant (and joint Annuitant, if any) at the time of contract issuance;
•	the Income Option elected;
•	the frequency of annuity payments elected (monthly, quarterly, etc.);
•	the Income Start Date or the date Fixed Annuity Payments begin that are the result of one or more variable to fixed transfers;
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
These factors will allow Nationwide to determine the level of Fixed Annuity Payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.
Assets transferred to purchase Fixed Annuity Payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer. This could result in different purchase rates for different Fixed Annuity Payment allocations.
Fixed Annuity Payments and the Annuity Income Options
Fixed Annuity Payments may be purchased in conjunction with any of the Income Options available under the contract.

Commutation Value of Fixed Annuity Payments
Under certain circumstances, it may be necessary to "commute" the value of Fixed Annuity Payments. The Commutation Value of Fixed Annuity Payments is the value of future guaranteed Fixed Annuity Payments that are converted mathematically into a lump sum. This is commonly referred to as a "present value" calculation. There are two basic purposes for which it may be necessary to calculate the Commutation Value of Fixed Annuity Payments.
First, under term certain Income Options, the Contract Owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for Fixed Annuity Payments, it is necessary to know the Commutation Value of Fixed Annuity Payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going Fixed Annuity Payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)
Second, for those Income Options that provide a death benefit based on Commutation Values, the Commutation Value of remaining Fixed Annuity Payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as Fixed Annuity Payments are concerned.
It may also be necessary to calculate the Commutation Value of Fixed Annuity Payments when a Contract Owner and/or Annuitant die prior to the Income Start Date.
The Adjusted Contract Rate
For purposes of calculating the Commutation Value of guaranteed Fixed Annuity Payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.
The adjusted contract rate is equal to the Commutation Value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.
The interest rate adjustment is equal to;
CMT(c) - CMT(i); where
CMT(c)	=	the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and
CMT(i)	=	the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.
The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.
If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.
Contingent Deferred Sales Charges (CDSC)
Under term certain Income Options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.
The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.
CDSC may be assessed based on amounts withdrawn from Variable Annuity Payment allocations as well as Fixed Annuity Payment allocations.
The CDSC applies as follows:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	7+
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first Contract Year.

Appendix C: Illustration of Variable Annuity Income
The following charts demonstrate how the Assumed Investment Return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one Income Start Date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first Variable Annuity Payment will be lower if the Contract Owner selected a 3.5% AIR than if the Contract Owner selected a 5.0% AIR. However, subsequent Variable Annuity Payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.
Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.
A Contract Owner's variable annuity income will differ from the income shown if the actual returns of the underlying mutual funds selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the underlying mutual funds chosen, the Contract Owner's life span, and the Income Option chosen. The Annuitant's age and sex will also affect the level of annuity payments.
The variable income amounts shown reflect the deduction of all fees and expenses. Actual underlying mutual fund fees and expenses will vary from year to year and from underlying mutual fund to underlying mutual fund. Actual expenses may be higher or lower than the rate used in the illustrations. The illustration does not consider contracts that have elected the AIA Income Foundation Rider. The illustrations assume that each underlying mutual fund will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the underlying mutual fund. The insurance charges are calculated at an annualized rate of 1.25% of the average Daily Net Assets of the Variable Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

Appendix D: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2012. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.747971	13.601280	15.78%	1,007
2011	11.215556	11.747971	4.75%	1,117
2010	10.068761	11.215556	11.39%	1,236
2009	8.472197	10.068761	18.84%	1,363
2008	14.466786	8.472197	-41.44%	1,499
2007	13.971839	14.466786	3.54%	1,644
2006	12.094129	13.971839	15.53%	1,798
2005	11.708653	12.094129	3.29%	1,963
2004	10.660536	11.708653	9.83%	0
2003*	10.000000	10.660536	6.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.088886	17.651726	16.98%	611
2011	16.721219	15.088886	-9.76%	1,124
2010	13.376095	16.721219	25.01%	337
2009	9.495046	13.376095	40.87%	363
2008	14.965038	9.495046	-36.55%	391
2007	14.927481	14.965038	0.25%	419
2006	13.236164	14.927481	12.78%	450
2005	12.569700	13.236164	5.30%	1,090
2004	10.689767	12.569700	17.59%	0
2003*	10.000000	10.689767	6.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.099100	14.950729	6.04%	64,340
2011	12.776476	14.099100	10.35%	66,890
2010	12.308103	12.776476	3.81%	70,803
2009	11.308735	12.308103	8.84%	85,289
2008	11.636753	11.308735	-2.82%	106,360
2007	10.763004	11.636753	8.12%	107,223
2006	10.728572	10.763004	0.32%	98,314
2005	10.696844	10.728572	0.30%	222,391
2004	10.237378	10.696844	4.49%	856
2003*	10.000000	10.237378	2.37%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.385756	15.166971	13.31%	20,159
2011	13.145746	13.385756	1.83%	22,210
2010	11.662225	13.145746	12.72%	24,765
2009	10.000143	11.662225	16.62%	28,629
2008	15.481418	10.000143	-35.41%	32,196
2007	15.689047	15.481418	-1.32%	35,807
2006	13.568544	15.689047	15.63%	40,123
2005	13.131678	13.568544	3.33%	239,843
2004	11.768787	13.131678	11.58%	0
2003	9.213262	11.768787	27.74%	96

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.100594	16.183432	14.77%	16,057
2011	14.400100	14.100594	-2.08%	16,214
2010	12.256429	14.400100	17.49%	19,407
2009	9.561908	12.256429	28.18%	19,506
2008	12.826795	9.561908	-25.45%	22,059
2007	13.312954	12.826795	-3.65%	24,953
2006	11.213063	13.312954	18.73%	4,859
2005*	10.000000	11.213063	12.13%	5,986
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.455436	13.525237	8.59%	18,442
2011	13.089237	12.455436	-4.84%	20,205
2010	12.076097	13.089237	8.39%	13,457
2009*	10.000000	12.076097	20.76%	4,020
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.204228	17.377168	14.29%	22,587
2011	15.310131	15.204228	-0.69%	24,675
2010	12.321501	15.310131	24.26%	34,169
2009	9.979863	12.321501	23.46%	38,038
2008	14.628661	9.979863	-31.78%	38,615
2007	14.912520	14.628661	-1.90%	48,169
2006	13.198697	14.912520	12.98%	49,400
2005	12.463747	13.198697	5.90%	88,187
2004	10.355238	12.463747	20.36%	2,209
2003	7.610820	10.355238	36.06%	743
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.437824	12.647026	10.57%	3,419
2011	11.478851	11.437824	-0.36%	3,648
2010	10.124093	11.478851	13.38%	3,888
2009	7.664898	10.124093	32.08%	4,661
2008	11.836884	7.664898	-35.25%	4,958
2007	11.121665	11.836884	6.43%	5,324
2006	10.313177	11.121665	7.84%	7,855
2005	10.078937	10.313177	2.32%	287,872
2004	9.609681	10.078937	4.88%	0
2003	7.722981	9.609681	24.43%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.153502	15.032842	14.29%	111,973
2011	13.074179	13.153502	0.61%	125,179
2010	11.528882	13.074179	13.40%	151,272
2009	9.241214	11.528882	24.76%	161,410
2008	14.888051	9.241214	-37.93%	178,041
2007	14.324729	14.888051	3.93%	187,272
2006	12.559128	14.324729	14.06%	188,695
2005	12.147726	12.559128	3.39%	799,340
2004	11.118412	12.147726	9.26%	7,442
2003	8.771190	11.118412	26.76%	1,456

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.598402	17.009549	9.05%	25,638
2011	14.489599	15.598402	7.65%	27,827
2010	12.723920	14.489599	13.88%	29,531
2009	10.513296	12.723920	21.03%	34,475
2008	15.112442	10.513296	-30.43%	36,030
2007	14.285838	15.112442	5.79%	47,925
2006	12.419725	14.285838	15.03%	61,446
2005	12.049000	12.419725	3.08%	368,495
2004	11.615394	12.049000	3.73%	0
2003	9.707308	11.615394	19.66%	96
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	8.853615	10.512170	18.73%	0
2011	10.432093	8.853615	-15.13%	0
2010	8.075468	10.432093	29.18%	0
2009	6.502407	8.075468	24.19%	0
2008	10.581711	6.502407	-38.55%	0
2007	12.078880	10.581711	-12.39%	0
2006	11.815361	12.078880	2.23%	0
2005	11.334718	11.815361	4.24%	0
2004	10.336480	11.334718	9.66%	0
2003*	10.000000	10.336480	3.36%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.189359	12.157054	8.65%	0
2011	11.991291	11.189359	-6.69%	0
2010	10.745277	11.991291	11.60%	0
2009	9.606853	10.745277	11.85%	0
2008	13.832225	9.606853	-30.55%	0
2007	12.776417	13.832225	8.26%	0
2006	11.174187	12.776417	14.34%	0
2005	11.126609	11.174187	0.43%	0
2004	10.519530	11.126609	5.77%	0
2003*	10.000000	10.519530	5.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.395358	17.763915	8.35%	56,738
2011	16.233427	16.395358	1.00%	66,419
2010	15.150425	16.233427	7.15%	76,132
2009	12.738951	15.150425	18.93%	86,216
2008	13.914256	12.738951	-8.45%	116,276
2007	13.371467	13.914256	4.06%	129,160
2006	13.000205	13.371467	2.86%	140,825
2005	12.995693	13.000205	0.03%	312,788
2004	12.700446	12.995693	2.32%	2,419
2003	12.290233	12.700446	3.34%	1,193

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.261246	13.510072	10.19%	1,353
2011	12.469404	12.261246	-1.67%	974
2010	11.219591	12.469404	11.14%	1,330
2009	9.165923	11.219591	22.41%	1,831
2008	12.403881	9.165923	-26.10%	2,431
2007	11.585934	12.403881	7.06%	2,743
2006	10.706491	11.585934	8.21%	3,171
2005*	10.000000	10.706491	7.06%	977
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.236028	13.662026	11.65%	3,714
2011	12.546367	12.236028	-2.47%	4,151
2010	11.112765	12.546367	12.90%	4,610
2009	8.754255	11.112765	26.94%	5,095
2008	13.192339	8.754255	-33.64%	5,604
2007	12.149289	13.192339	8.59%	1,206
2006	11.013523	12.149289	10.31%	1,316
2005*	10.000000	11.013523	10.14%	379
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.921764	13.559656	13.74%	15,958
2011	12.423867	11.921764	-4.04%	18,151
2010	10.855980	12.423867	14.44%	20,811
2009	8.380464	10.855980	29.54%	23,975
2008	13.726255	8.380464	-38.95%	24,989
2007	12.514327	13.726255	9.68%	10,880
2006	11.221906	12.514327	11.52%	3,182
2005*	10.000000	11.221906	12.22%	372
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.043285	16.592312	3.42%	10,498
2011	17.137015	16.043285	-6.38%	11,700
2010	14.563801	17.137015	17.67%	12,074
2009	9.993789	14.563801	45.73%	15,235
2008	22.196567	9.993789	-54.98%	18,683
2007	15.434380	22.196567	43.81%	14,590
2006	13.402323	15.434380	15.16%	10,959
2005*	10.000000	13.402323	34.02%	4,964
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.735197	17.051501	15.72%	81,858
2011	14.794276	14.735197	-0.40%	91,574
2010	13.017361	14.794276	13.65%	102,711
2009	10.137667	13.017361	28.41%	119,323
2008	17.918117	10.137667	-43.42%	133,127
2007	17.892525	17.918117	0.14%	153,650
2006	15.088589	17.892525	18.58%	170,739
2005	14.447194	15.088589	4.44%	833,906
2004	13.134952	14.447194	9.99%	300
2003	10.214304	13.134952	28.59%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.769356	14.443460	13.11%	37,833
2011	12.912423	12.769356	-1.11%	43,793
2010	10.540147	12.912423	22.51%	48,915
2009	8.329103	10.540147	26.55%	54,525
2008	15.985215	8.329103	-47.89%	61,549
2007	12.759957	15.985215	25.28%	64,455
2006	12.106070	12.759957	5.40%	62,580
2005	11.600743	12.106070	4.36%	515,706
2004	11.376316	11.600743	1.97%	4
2003	8.676036	11.376316	31.12%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.948535	15.729084	12.77%	6,474
2011	13.591116	13.948535	2.63%	7,208
2010	12.095392	13.591116	12.37%	9,394
2009	8.519187	12.095392	41.98%	10,836
2008	11.512518	8.519187	-26.00%	12,144
2007	11.357330	11.512518	1.37%	13,868
2006	10.344409	11.357330	9.79%	16,809
2005	10.217205	10.344409	1.24%	74,317
2004	9.451656	10.217205	8.10%	0
2003	7.538157	9.451656	25.38%	384
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.687953	14.296186	4.44%	36,617
2011	12.928768	13.687953	5.87%	31,533
2010	12.158698	12.928768	6.33%	36,277
2009	10.644234	12.158698	14.23%	45,839
2008	11.152038	10.644234	-4.55%	45,866
2007	10.837555	11.152038	2.90%	71,111
2006	10.521925	10.837555	3.00%	54,571
2005	10.437626	10.521925	0.81%	88,768
2004	10.132142	10.437626	3.01%	184
2003*	10.000000	10.132142	1.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.850276	20.193532	13.13%	22,617
2011	20.276338	17.850276	-11.96%	26,406
2010	15.969957	20.276338	26.97%	28,969
2009	11.571985	15.969957	38.01%	34,309
2008	19.403947	11.571985	-40.36%	42,254
2007	17.037613	19.403947	13.89%	44,994
2006	15.348956	17.037613	11.00%	38,613
2005	13.169953	15.348956	16.55%	62,513
2004	10.698680	13.169953	23.10%	144
2003*	10.000000	10.698680	6.99%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.292184	14.631535	19.03%	7,044
2011	15.038362	12.292184	-18.26%	7,746
2010	13.477523	15.038362	11.58%	12,197
2009	10.794322	13.477523	24.86%	13,523
2008	19.473097	10.794322	-44.57%	16,260
2007	16.825747	19.473097	15.73%	27,450
2006	14.445584	16.825747	16.48%	32,236
2005	12.295261	14.445584	17.49%	75,699
2004	10.971102	12.295261	12.07%	0
2003	7.757996	10.971102	41.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.246683	14.592931	19.16%	24,348
2011	14.996170	12.246683	-18.33%	28,307
2010	13.437646	14.996170	11.60%	34,438
2009	10.757924	13.437646	24.91%	41,885
2008	19.411921	10.757924	-44.58%	46,012
2007	16.770243	19.411921	15.75%	50,426
2006	14.397587	16.770243	16.48%	39,565
2005	12.259263	14.397587	17.44%	100,227
2004*	10.000000	12.259263	22.59%	820
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.331454	16.732169	25.51%	7,623
2011	14.810348	13.331454	-9.99%	8,306
2010	11.860125	14.810348	24.88%	10,040
2009	7.630562	11.860125	55.43%	12,014
2008	15.826899	7.630562	-51.79%	15,769
2007	15.178387	15.826899	4.27%	25,582
2006	13.227488	15.178387	14.75%	29,117
2005	13.060805	13.227488	1.28%	54,639
2004	11.603120	13.060805	12.56%	0
2003	7.446470	11.603120	55.82%	690
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.924398	13.264831	11.24%	48,165
2011	11.793823	11.924398	1.11%	53,806
2010	10.599753	11.793823	11.27%	67,159
2009	7.916115	10.599753	33.90%	72,888
2008	11.396036	7.916115	-30.54%	70,827
2007	11.123200	11.396036	2.45%	54,183
2006*	10.000000	11.123200	11.23%	29,347

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.264311	14.664894	10.56%	36,109
2011	12.671698	13.264311	4.68%	41,586
2010	10.636241	12.671698	19.14%	39,451
2009	9.178848	10.636241	15.88%	45,301
2008	12.750528	9.178848	-28.01%	52,893
2007	13.269467	12.750528	-3.91%	64,129
2006	11.472529	13.269467	15.66%	72,752
2005	11.232480	11.472529	2.14%	167,272
2004	10.247554	11.232480	9.61%	901
2003*	10.000000	10.247554	2.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.847002	18.525896	16.90%	21,835
2011	16.674194	15.847002	-4.96%	23,839
2010	13.168615	16.674194	26.62%	31,220
2009	10.324935	13.168615	27.54%	38,054
2008	15.609664	10.324935	-33.86%	41,985
2007	16.193756	15.609664	-3.61%	38,304
2006	14.017788	16.193756	15.52%	37,491
2005	13.050590	14.017788	7.41%	54,273
2004	10.679693	13.050590	22.20%	977
2003*	10.000000	10.679693	6.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.987230	10.235367	13.89%	3,649
2011	9.243283	8.987230	-2.77%	3,978
2010	8.489692	9.243283	8.88%	4,325
2009	6.600419	8.489692	28.62%	2,765
2008*	10.000000	6.600419	-34.00%	2,693
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.690589	17.532521	11.74%	13,392
2011	18.883736	15.690589	-16.91%	14,955
2010	16.272686	18.883736	16.05%	16,559
2009	9.545392	16.272686	70.48%	18,098
2008	20.424312	9.545392	-53.26%	20,608
2007	16.071961	20.424312	27.08%	23,091
2006	12.698125	16.071961	26.57%	17,154
2005*	10.000000	12.698125	26.98%	24,526

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.006949	16.353351	16.75%	1,523
2011	15.871877	14.006949	-11.75%	1,784
2010	14.826263	15.871877	7.05%	1,946
2009	10.955666	14.826263	35.33%	2,121
2008	18.608192	10.955666	-41.12%	4,144
2007	16.322062	18.608192	14.01%	5,496
2006	13.609486	16.322062	19.93%	6,397
2005	12.509221	13.609486	8.80%	18,386
2004	10.687308	12.509221	17.05%	0
2003*	10.000000	10.687308	6.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.739584	14.882540	16.82%	15,548
2011	14.442913	12.739584	-11.79%	17,914
2010	13.491423	14.442913	7.05%	20,536
2009	9.958058	13.491423	35.48%	23,174
2008	16.917785	9.958058	-41.14%	31,656
2007	14.840751	16.917785	14.00%	35,541
2006	12.372710	14.840751	19.95%	34,461
2005	11.376180	12.372710	8.76%	59,700
2004*	10.000000	11.376180	13.76%	1,237
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.278530	18.495596	13.62%	13,584
2011	16.622077	16.278530	-2.07%	19,512
2010	14.716298	16.622077	12.95%	25,879
2009	12.556261	14.716298	17.20%	30,567
2008	11.972125	12.556261	4.88%	27,390
2007	10.919750	11.972125	9.64%	20,473
2006	9.799086	10.919750	11.44%	13,665
2005*	10.000000	9.799086	-2.01%	15,611
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649123	-3.51%	116
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.743742	-2.56%	8,237
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.375327	25.155125	17.68%	11,063
2011	23.326248	21.375327	-8.36%	12,921
2010	21.735727	23.326248	7.32%	5,785
2009	18.101080	21.735727	20.08%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.297370	17.126090	11.95%	4,547
2011	15.283509	15.297370	0.09%	4,875
2010	14.314603	15.283509	6.77%	7,409
2009	11.542833	14.314603	24.01%	7,927
2008	13.925434	11.542833	-17.11%	7,919
2007	12.787179	13.925434	8.90%	2,342
2006	11.727222	12.787179	9.04%	3,983
2005	11.030242	11.727222	6.32%	8,941
2004	10.314462	11.030242	6.94%	0
2003*	10.000000	10.314462	3.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.934517	10.927524	22.31%	18,701
2011	9.722280	8.934517	-8.10%	25,912
2010	9.246199	9.722280	5.15%	38,542
2009	6.412493	9.246199	44.19%	44,137
2008	11.660629	6.412493	-45.01%	40,646
2007	8.642729	11.660629	34.92%	32,984
2006	8.020653	8.642729	7.76%	29,751
2005	7.215824	8.020653	11.15%	87,496
2004	6.194175	7.215824	16.49%	0
2003	5.216955	6.194175	18.73%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.517653	5.315315	17.66%	3,274
2011	5.008333	4.517653	-9.80%	2,469
2010	4.077032	5.008333	22.84%	2,729
2009	2.631430	4.077032	54.94%	3,021
2008	4.756180	2.631430	-44.67%	3,445
2007	3.957908	4.756180	20.17%	3,827
2006	3.716911	3.957908	6.48%	4,566
2005	3.374104	3.716911	10.16%	28,760
2004	3.397584	3.374104	-0.69%	0
2003	2.348897	3.397584	44.65%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.583679	12.946237	11.76%	20,222
2011	17.336409	11.583679	-33.18%	8,156
2010	14.042580	17.336409	23.46%	8,927
2009	7.941109	14.042580	76.83%	12,153
2008	16.834173	7.941109	-52.83%	16,157
2007	13.317081	16.834173	26.41%	17,711
2006	9.196737	13.317081	44.80%	20,358
2005	7.058336	9.196737	30.30%	78,544
2004	6.022291	7.058336	17.20%	0
2003	4.533041	6.022291	32.85%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.265664	14.132645	15.22%	12,099
2011	12.374816	12.265664	-0.88%	13,767
2010	11.173604	12.374816	10.75%	15,052
2009	8.134716	11.173604	37.36%	17,229
2008	13.071783	8.134716	-37.77%	17,864
2007	11.923591	13.071783	9.63%	19,750
2006	11.252200	11.923591	5.97%	22,488
2005	10.932163	11.252200	2.93%	62,111
2004	10.157854	10.932163	7.62%	975
2003*	10.000000	10.157854	1.58%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.049748	16.077205	14.43%	15,138
2011	14.293898	14.049748	-1.71%	17,921
2010	13.014934	14.293898	9.83%	21,361
2009	10.763214	13.014934	20.92%	15,759
2008	16.205840	10.763214	-33.58%	19,144
2007	15.253770	16.205840	6.24%	22,698
2006	12.817901	15.253770	19.00%	18,892
2005	12.191297	12.817901	5.14%	26,763
2004	10.751630	12.191297	13.39%	539
2003*	10.000000	10.751630	7.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.762626	8.740200	12.59%	4,488
2011	7.915339	7.762626	-1.93%	5,305
2010	6.721715	7.915339	17.76%	6,203
2009	5.099795	6.721715	31.80%	7,140
2008	8.425771	5.099795	-39.47%	8,276
2007	7.137919	8.425771	18.04%	9,571
2006	6.808112	7.137919	4.84%	10,947
2005	6.473239	6.808112	5.17%	28,810
2004	6.060807	6.473239	6.80%	0
2003	4.623680	6.060807	31.08%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.875428	15.710602	13.23%	66,375
2011	13.960429	13.875428	-0.61%	75,331
2010	12.459482	13.960429	12.05%	91,597
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.224031	11.682668	14.27%	91,577
2011	10.257868	10.224031	-0.33%	99,121
2010	9.273251	10.257868	10.62%	104,691
2009	7.609027	9.273251	21.87%	116,592
2008	10.972607	7.609027	-30.65%	124,934
2007	10.469308	10.972607	4.81%	39,343
2006*	10.000000	10.469308	4.69%	22,383

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.447284	11.865284	3.65%	13,302
2011	10.964216	11.447284	4.41%	18,599
2010	10.475482	10.964216	4.67%	41,991
2009	9.458857	10.475482	10.75%	47,991
2008	10.627782	9.458857	-11.00%	24,305
2007	10.451366	10.627782	1.69%	23,350
2006*	10.000000	10.451366	4.51%	1,696
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.127105	12.208952	20.56%	25,864
2011	11.307734	10.127105	-10.44%	25,155
2010	10.288170	11.307734	9.91%	32,294
2009	7.357433	10.288170	39.83%	36,352
2008	12.142021	7.357433	-39.41%	43,007
2007	10.752059	12.142021	12.93%	43,570
2006*	10.000000	10.752059	7.52%	22,418
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.419098	10.919651	15.93%	28,485
2011	10.007247	9.419098	-5.88%	34,357
2010	8.573945	10.007247	16.72%	37,906
2009	6.256195	8.573945	37.05%	40,958
2008	11.356722	6.256195	-44.91%	40,561
2007	10.278312	11.356722	10.49%	39,955
2006*	10.000000	10.278312	2.78%	7,714
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.192020	9.469669	15.60%	27,806
2011	8.485198	8.192020	-3.46%	31,730
2010	7.742763	8.485198	9.59%	38,037
2009	5.999507	7.742763	29.06%	56,798
2008	9.809470	5.999507	-38.84%	61,030
2007*	10.000000	9.809470	-1.91%	49,128
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.723460	20.049030	13.12%	12,177
2011	17.287312	17.723460	2.52%	13,822
2010	15.470945	17.287312	11.74%	15,854
2009	10.730712	15.470945	44.17%	17,311
2008	15.090339	10.730712	-28.89%	26,170
2007	14.817911	15.090339	1.84%	30,813
2006	13.566462	14.817911	9.22%	40,429
2005	13.418308	13.566462	1.10%	153,214
2004	12.342012	13.418308	8.72%	209
2003	10.221629	12.342012	20.74%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.646569	15.457601	13.27%	25,789
2011	13.312097	13.646569	2.51%	27,774
2010	11.912792	13.312097	11.75%	36,622
2009	8.258152	11.912792	44.25%	43,131
2008	11.630759	8.258152	-29.00%	56,887
2007	11.417078	11.630759	1.87%	50,365
2006	10.453271	11.417078	9.22%	22,811
2005*	10.000000	10.453271	4.53%	104,103
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.786225	13.787567	16.98%	24,388
2011	12.219243	11.786225	-3.54%	27,662
2010	10.688060	12.219243	14.33%	31,424
2009	8.419634	10.688060	26.94%	33,552
2008	13.532052	8.419634	-37.78%	44,763
2007	14.014970	13.532052	-3.45%	52,321
2006	12.244340	14.014970	14.46%	64,219
2005	11.893755	12.244340	2.95%	144,100
2004	10.250526	11.893755	16.03%	651
2003	7.897653	10.250526	29.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.734260	8.931281	15.48%	13,950
2011	8.861580	7.734260	-12.72%	15,849
2010	7.762224	8.861580	14.16%	24,843
2009	5.138900	7.762224	51.05%	27,578
2008*	10.000000	5.138900	-48.61%	388
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.285484	10.223501	10.10%	0
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.956667	10.919428	9.67%	19,138
2011	10.219895	9.956667	-2.58%	20,601
2010	9.373787	10.219895	9.03%	22,444
2009	7.922177	9.373787	18.32%	24,285
2008*	10.000000	7.922177	-20.78%	928

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	16,826
2009	7.199765	8.827775	22.61%	18,563
2008*	10.000000	7.199765	-28.00%	20,360
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.695079	11.353027	6.15%	8,933
2011	10.679483	10.695079	0.15%	12,209
2010	10.126015	10.679483	5.47%	10,363
2009	9.072864	10.126015	11.61%	11,128
2008*	10.000000	9.072864	-9.27%	3,576
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.653974	10.712256	10.96%	13,941
2011	10.009410	9.653974	-3.55%	15,608
2010	9.101202	10.009410	9.98%	26,419
2009	7.557700	9.101202	20.42%	28,880
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.001558	10.185291	13.15%	23,052
2011	9.561977	9.001558	-5.86%	24,417
2010	8.545465	9.561977	11.90%	25,853
2009	6.836576	8.545465	25.00%	27,370
2008*	10.000000	6.836576	-31.63%	25,562
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.230827	11.117335	8.67%	2,879
2011	10.388154	10.230827	-1.51%	1,655
2010	9.648048	10.388154	7.67%	1,785
2009	8.302301	9.648048	16.21%	1,922
2008*	10.000000	8.302301	-16.98%	892
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.789974	12.544963	6.40%	781
2011	11.200187	11.789974	5.27%	0
2010	10.594362	11.200187	5.72%	1,357
2009	9.862143	10.594362	7.42%	1,741
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.657925	13.389013	5.78%	1,499
2011	12.086780	12.657925	4.73%	1,718
2010	11.321157	12.086780	6.76%	1,331
2009	9.846106	11.321157	14.98%	1,807
2008*	10.000000	9.846106	-1.54%	2,299

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.920861	23.058241	15.75%	2,929
2011	25.987329	19.920861	-23.34%	3,132
2010	22.651951	25.987329	14.72%	3,360
2009	14.045719	22.651951	61.27%	4,268
2008	33.675844	14.045719	-58.29%	4,524
2007	23.426504	33.675844	43.75%	4,918
2006	17.351085	23.426504	35.01%	5,247
2005	13.246644	17.351085	30.98%	18,849
2004	11.109704	13.246644	19.23%	0
2003	6.807349	11.109704	63.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.945666	25.405870	15.77%	6,154
2011	28.635227	21.945666	-23.36%	7,088
2010	24.951644	28.635227	14.76%	8,352
2009	15.455536	24.951644	61.44%	9,828
2008	37.115561	15.455536	-58.36%	9,897
2007	25.824796	37.115561	43.72%	12,959
2006	19.137690	25.824796	34.94%	7,808
2005	14.608663	19.137690	31.00%	13,071
2004*	10.000000	14.608663	46.09%	908
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.919707	17.218431	1.77%	62,904
2011	15.974347	16.919707	5.92%	71,218
2010	15.438298	15.974347	3.47%	82,767
2009	15.224418	15.438298	1.40%	93,362
2008	14.312279	15.224418	6.37%	116,227
2007	13.526164	14.312279	5.81%	127,314
2006	13.254058	13.526164	2.05%	140,155
2005	12.997203	13.254058	1.98%	364,157
2004	12.745923	12.997203	1.97%	147
2003	12.654152	12.745923	0.73%	134
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.604322	12.105864	14.16%	842
2011	11.900361	10.604322	-10.89%	901
2010	10.637128	11.900361	11.88%	963
2009	8.303713	10.637128	28.10%	1,660
2008	15.588521	8.303713	-46.73%	1,965
2007	12.416347	15.588521	25.55%	2,281
2006	9.455883	12.416347	31.31%	2,610
2005	7.353676	9.455883	28.59%	4,108
2004	6.521138	7.353676	12.77%	0
2003	4.869101	6.521138	33.93%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.924704	7.879131	13.78%	13,008
2011	7.791317	6.924704	-11.12%	12,973
2010	6.982004	7.791317	11.59%	7,153
2009	5.461818	6.982004	27.83%	8,052
2008*	10.000000	5.461818	-45.38%	5,501
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.649968	8.929890	16.73%	1,037
2011	8.888768	7.649968	-13.94%	1,550
2010	8.381156	8.888768	6.06%	1,854
2009	6.599237	8.381156	27.00%	924
2008	11.743033	6.599237	-43.80%	1,176
2007	10.871766	11.743033	8.01%	239
2006*	10.000000	10.871766	8.72%	3,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.073974	14.963314	14.45%	111,290
2011	13.780903	13.073974	-5.13%	119,620
2010	12.174286	13.780903	13.20%	95,248
2009	9.691703	12.174286	25.62%	101,473
2008	15.540025	9.691703	-37.63%	122,867
2007	14.852830	15.540025	4.63%	130,377
2006	12.869465	14.852830	15.41%	135,285
2005	12.074239	12.869465	6.59%	183,220
2004	10.723013	12.074239	12.60%	0
2003	8.234496	10.723013	30.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.098350	14.518698	10.84%	0
2011	13.389091	13.098350	-2.17%	0
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.936126	13.435167	3.86%	34,138
2011	12.726522	12.936126	1.65%	40,221
2010	12.170443	12.726522	4.57%	46,284
2009	11.298120	12.170443	7.72%	50,750
2008	12.174397	11.298120	-7.20%	51,141
2007	11.699753	12.174397	4.06%	53,673
2006	11.159571	11.699753	4.84%	61,920
2005	10.938716	11.159571	2.02%	271,630
2004	10.584735	10.938716	3.34%	0
2003	9.933326	10.584735	6.56%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.338062	14.595000	9.42%	525,990
2011	13.512010	13.338062	-1.29%	576,336
2010	12.336608	13.512010	9.53%	638,536
2009	10.486186	12.336608	17.65%	706,094
2008	13.826087	10.486186	-24.16%	754,269
2007	13.252053	13.826087	4.33%	806,933
2006	12.051166	13.252053	9.96%	812,446
2005	11.584213	12.051166	4.03%	1,483,835
2004	10.709575	11.584213	8.17%	24,602
2003	9.033690	10.709575	18.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.355371	15.002751	12.33%	215,304
2011	13.817929	13.355371	-3.35%	236,158
2010	12.401149	13.817929	11.42%	266,554
2009	10.095565	12.401149	22.84%	298,099
2008	14.901132	10.095565	-32.25%	327,193
2007	14.216422	14.901132	4.82%	327,675
2006	12.568358	14.216422	13.11%	310,101
2005	11.886380	12.568358	5.74%	534,245
2004	10.738253	11.886380	10.69%	8,590
2003	8.586354	10.738253	25.06%	26,123
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.403862	14.300081	6.69%	159,460
2011	13.298880	13.403862	0.79%	170,186
2010	12.410250	13.298880	7.16%	183,263
2009	10.969951	12.410250	13.13%	199,159
2008	13.076032	10.969951	-16.11%	226,759
2007	12.509474	13.076032	4.53%	242,029
2006	11.683322	12.509474	7.07%	277,140
2005	11.322864	11.683322	3.18%	595,122
2004	10.700165	11.322864	5.82%	3,109
2003	9.530058	10.700165	12.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.433936	15.744370	17.20%	152,084
2011	13.914433	13.433936	-3.45%	170,385
2010	12.950830	13.914433	7.44%	205,481
2009*	10.000000	12.950830	29.51%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.741414	31.020387	16.00%	22,625
2011	27.786191	26.741414	-3.76%	26,180
2010	22.295780	27.786191	24.63%	26,699
2009	16.509748	22.295780	35.05%	29,766
2008	26.314008	16.509748	-37.26%	35,674
2007	24.775941	26.314008	6.21%	39,424
2006	22.830881	24.775941	8.52%	47,037
2005	20.623786	22.830881	10.70%	104,694
2004	18.045837	20.623786	14.29%	243
2003	13.571367	18.045837	32.97%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.673013	11.526704	-1.25%	96,950
2011	11.820354	11.673013	-1.25%	118,026
2010	11.969960	11.820354	-1.25%	118,477
2009	12.116391	11.969960	-1.21%	115,182
2008	12.022852	12.116391	0.78%	128,880
2007	11.619013	12.022852	3.48%	128,825
2006	11.255765	11.619013	3.23%	240,888
2005	11.101653	11.255765	1.39%	1,953,289
2004	11.151696	11.101653	-0.45%	589
2003	11.222643	11.151696	-0.63%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.134094	18.992008	10.84%	29,345
2011	16.438470	17.134094	4.23%	33,459
2010	15.052787	16.438470	9.21%	37,406
2009	12.255431	15.052787	22.83%	39,325
2008	15.005176	12.255431	-18.33%	52,562
2007	14.524404	15.005176	3.31%	58,884
2006	14.029010	14.524404	3.53%	57,500
2005	13.903003	14.029010	0.91%	131,498
2004	13.215501	13.903003	5.20%	0
2003	11.936481	13.215501	10.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.269930	9.454930	14.33%	24,239
2011	9.239879	8.269930	-10.50%	26,619
2010	8.205050	9.239879	12.61%	30,006
2009	6.088932	8.205050	34.75%	32,966
2008*	10.000000	6.088932	-39.11%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.201786	11.791405	15.58%	179
2011	12.359319	10.201786	-17.46%	195
2010	11.818994	12.359319	4.57%	212
2009	9.241535	11.818994	27.89%	230
2008	17.486107	9.241535	-47.15%	249
2007	17.241681	17.486107	1.42%	269
2006	14.263887	17.241681	20.88%	290
2005	12.921038	14.263887	10.39%	352
2004	10.919858	12.921038	18.33%	0
2003*	10.000000	10.919858	9.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.000646	10.394083	15.48%	15,001
2011	10.902335	9.000646	-17.44%	17,364
2010	10.430049	10.902335	4.53%	20,129
2009	8.156550	10.430049	27.87%	22,929
2008	15.425341	8.156550	-47.12%	29,490
2007	15.211230	15.425341	1.41%	34,365
2006	12.583700	15.211230	20.88%	36,097
2005	11.397535	12.583700	10.41%	88,514
2004*	10.000000	11.397535	13.98%	254
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.846061	10.163854	14.90%	29,303
2011	9.225932	8.846061	-4.12%	33,053
2010	8.088157	9.225932	14.07%	38,400
2009	6.311220	8.088157	28.16%	12,876
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.697033	11.280967	16.33%	1,970
2011	10.427486	9.697033	-7.01%	2,182
2010*	10.000000	10.427486	4.27%	2,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.178285	9.496486	16.12%	20,852
2011	8.818891	8.178285	-7.26%	14,962
2010	7.920878	8.818891	11.34%	16,816
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.258570	10.505185	13.46%	56,317
2011	9.789588	9.258570	-5.42%	63,872
2010	7.816992	9.789588	25.23%	71,927
2009	6.227072	7.816992	25.53%	78,824
2008*	10.000000	6.227072	-37.73%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.838731	11.303532	14.89%	13,368
2011	10.199792	9.838731	-3.54%	14,600
2010	8.633805	10.199792	18.14%	16,613
2009	6.701262	8.633805	28.84%	18,359
2008*	10.000000	6.701262	-32.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.834035	15.496411	12.02%	6,190
2011	14.100206	13.834035	-1.89%	8,383
2010	11.382047	14.100206	23.88%	9,572
2009	9.042865	11.382047	25.87%	11,305
2008	17.091260	9.042865	-47.09%	13,392
2007	15.771065	17.091260	8.37%	10,636
2006	15.473935	15.771065	1.92%	11,116
2005	14.496373	15.473935	6.74%	22,480
2004	12.943374	14.496373	12.00%	345
2003	9.762003	12.943374	32.59%	54
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.252307	35.981005	18.94%	16,164
2011	32.270762	30.252307	-6.25%	18,534
2010	25.811790	32.270762	25.02%	20,596
2009	20.709509	25.811790	24.64%	23,203
2008	30.910484	20.709509	-33.00%	26,148
2007	33.621951	30.910484	-8.06%	28,877
2006	29.026603	33.621951	15.83%	32,799
2005	28.516666	29.026603	1.79%	85,809
2004	24.618843	28.516666	15.83%	0
2003	15.893715	24.618843	54.90%	15
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.232865	29.920035	14.06%	20,240
2011	28.127878	26.232865	-6.74%	23,356
2010	22.728813	28.127878	23.75%	26,546
2009	17.086989	22.728813	33.02%	29,642
2008	27.994447	17.086989	-38.96%	36,293
2007	27.758912	27.994447	0.85%	44,367
2006	25.089017	27.758912	10.64%	44,903
2005	22.619557	25.089017	10.92%	108,927
2004	19.244942	22.619557	17.54%	126
2003	13.820149	19.244942	39.25%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.042666	13.582138	12.78%	44,147
2011	12.130640	12.042666	-0.73%	49,637
2010	10.827787	12.130640	12.03%	57,454
2009	8.695593	10.827787	24.52%	62,682
2008	15.066968	8.695593	-42.29%	70,973
2007	14.104765	15.066968	6.82%	78,943
2006	12.569807	14.104765	12.21%	90,632
2005	11.846853	12.569807	6.10%	161,192
2004	10.930890	11.846853	8.38%	0
2003	8.680809	10.930890	25.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.781032	11.183243	14.34%	69,245
2011	9.299999	9.781032	5.17%	72,352
2010	7.234189	9.299999	28.56%	76,481
2009	5.599255	7.234189	29.20%	86,657
2008*	10.000000	5.599255	-44.01%	674
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.551870	10.786788	2.23%	5,128
2011	10.548150	10.551870	0.04%	5,969
2010	10.429293	10.548150	1.14%	6,828
2009	9.860285	10.429293	5.77%	6,704
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.738872	13.859670	18.07%	0
2011	13.574005	11.738872	-13.52%	0
2010	12.925473	13.574005	5.02%	0
2009*	10.000000	12.925473	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.472043	10.817032	3.29%	35,698
2011	10.573700	10.472043	-0.96%	28,235
2010	10.170049	10.573700	3.97%	20,383
2009	9.087672	10.170049	11.91%	24,007
2008	10.630241	9.087672	-14.51%	22,440
2007	10.275244	10.630241	3.45%	27,135
2006	9.985363	10.275244	2.90%	28,599
2005	9.967544	9.985363	0.18%	104,466
2004	10.015684	9.967544	-0.48%	0
2003*	10.000000	10.015684	0.16%	105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.155577	10.912964	7.46%	2,249
2011	10.394092	10.155577	-2.29%	2,551
2010	8.799827	10.394092	18.12%	3,022
2009	7.259416	8.799827	21.22%	3,382
2008	12.145853	7.259416	-40.23%	3,884
2007	12.237442	12.145853	-0.75%	4,471
2006	11.773573	12.237442	3.94%	5,320
2005	11.586478	11.773573	1.61%	15,515
2004	10.487525	11.286478	7.62%	969
2003*	10.000000	10.487525	4.88%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.393928	14.678284	9.59%	930
2011	13.994219	13.393928	-4.29%	1,064
2010	11.534933	13.994219	21.32%	1,208
2009	8.887810	11.534933	29.78%	1,574
2008	14.862813	8.887810	-40.20%	1,977
2007	13.987076	14.862813	6.26%	3,218
2006	12.456727	13.987076	12.29%	2,897
2005	11.804504	12.456727	5.53%	5,481
2004	10.552559	11.804504	11.86%	0
2003*	10.000000	10.552559	5.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.329813	16.477598	14.99%	2,821
2011	14.353550	14.329813	-0.17%	3,031
2010	11.403177	14.353550	25.87%	3,258
2009	8.708048	11.403177	30.95%	3,869
2008	17.313969	8.708048	-49.71%	4,652
2007	16.490117	17.313969	5.00%	4,989
2006	16.218926	16.490117	1.67%	5,348
2005	14.621223	16.218926	10.93%	18,926
2004	12.361526	14.621223	18.28%	0
2003	9.967175	12.361526	24.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.511685	23.356995	19.71%	16,385
2011	21.539219	19.511685	-9.41%	18,398
2010	18.807297	21.539219	14.53%	22,412
2009	13.633328	18.807297	37.95%	29,761
2008	23.085020	13.633328	-40.94%	32,361
2007	21.985482	23.085020	5.00%	41,949
2006	18.916877	21.985482	16.22%	31,727
2005	16.753552	18.916877	12.91%	39,671
2004*	10.000000	16.753552	67.54%	1,138

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.303213	14.732589	19.75%	40,101
2011	13.584878	12.303213	-9.43%	47,880
2010	11.862818	13.584878	14.52%	52,971
2009	8.594707	11.862818	38.02%	59,502
2008	14.551844	8.594707	-40.94%	68,121
2007	13.861145	14.551844	4.98%	77,186
2006	11.926147	13.861145	16.22%	88,163
2005	10.565033	11.926147	12.88%	231,602
2004	8.978200	10.565033	17.67%	0
2003	6.356923	8.978200	41.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.152703	1.53%	2,263
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.517400	15.600062	15.41%	37,912
2011	13.690128	13.517400	-1.26%	41,803
2010	11.940024	13.690128	14.66%	53,857
2009	9.425201	11.940024	26.68%	60,330
2008	15.512276	9.425201	-39.24%	71,494
2007	15.044165	15.512276	3.11%	82,806
2006	13.244102	15.044165	13.59%	95,594
2005	12.654982	13.244102	4.66%	232,726
2004	11.707682	12.654982	8.09%	0
2003	9.355937	11.707682	25.14%	1,370
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	14.040925	16.314986	16.20%	10,229
2011	14.565384	14.040925	-3.60%	11,138
2010	11.986096	14.565384	21.52%	13,564
2009	8.867308	11.986096	35.17%	14,582
2008	14.484337	8.867308	-38.78%	15,897
2007	14.875772	14.484337	-2.63%	13,112
2006	13.137799	14.875772	13.23%	14,220
2005	12.125632	13.137799	8.35%	31,409
2004	10.302989	12.125632	17.69%	0
2003*	10.000000	10.302989	3.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.574831	13.066955	3.91%	814
2011	11.745076	12.574831	7.06%	1,772
2010	10.874552	11.745076	8.01%	946
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.349481	11.851685	4.42%	17,645
2011	11.378072	11.349481	-0.25%	18,039
2010	10.954048	11.378072	3.87%	2,090
2009*	10.000000	10.954048	9.54%	1,922

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.652543	12.532144	17.64%	877
2011	11.312147	10.652543	-5.83%	950
2010	10.015281	11.312147	12.95%	1,028
2009	7.812876	10.015281	28.19%	1,111
2008	12.906250	7.812876	-39.46%	1,634
2007	13.910568	12.906250	-7.22%	2,177
2006	12.152566	13.910568	14.47%	2,742
2005	11.694543	12.152566	3.92%	7,051
2004	10.658246	11.694543	9.72%	0
2003*	10.000000	10.658246	6.58%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.369608	13.687730	20.39%	0
2011	13.860478	11.369608	-17.97%	0
2010	12.756827	13.860478	8.65%	0
2009	10.365012	12.756827	23.08%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.616871	13.103478	12.80%	0
2011	14.319526	11.616871	-18.87%	0
2010	12.004044	14.319526	19.29%	0
2009	7.416851	12.004044	61.85%	0
2008	11.928081	7.416851	-37.82%	0
2007	11.447914	11.928081	4.19%	0
2006	10.994804	11.447914	4.12%	0
2005	10.533905	10.994804	4.38%	0
2004	10.156107	10.533905	3.72%	0
2003*	10.000000	10.156107	1.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.498337	14.874074	29.36%	3,668
2011	10.548103	11.498337	9.01%	3,222
2010	9.446802	10.548103	11.66%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.910410	12.842387	7.82%	1,953
2011	11.442482	11.910410	4.09%	3,151
2010	10.843603	11.442482	5.52%	3,631
2009	10.039135	10.843603	8.01%	4,139
2008	11.353261	10.039135	-11.57%	4,346
2007	10.927517	11.353261	3.90%	4,276
2006	10.684974	10.927517	2.27%	3,368
2005	10.410321	10.684974	2.64%	11,760
2004	10.129517	10.410321	2.77%	0
2003*	10.000000	10.129517	1.30%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.676240	47.381061	16.48%	2,680
2011	38.483287	40.676240	5.70%	2,920
2010	35.509855	38.483287	8.37%	3,330
2009	27.616445	35.509855	28.58%	3,696
2008	32.892265	27.616445	-16.04%	4,443
2007	31.268369	32.892265	5.19%	4,969
2006	28.574908	31.268369	9.43%	5,973
2005	25.777598	28.574908	10.85%	16,173
2004	23.717411	25.777598	8.69%	0
2003	18.783491	23.717411	26.27%	31
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.673191	50.853950	28.18%	560
2011	54.098716	39.673191	-26.67%	604
2010	43.190476	54.098716	25.26%	640
2009	20.516561	43.190476	110.52%	678
2008	58.991911	20.516561	-65.22%	1,754
2007	43.412632	58.991911	35.89%	2,318
2006	31.514704	43.412632	37.75%	2,980
2005	24.176597	31.514704	30.35%	11,367
2004	19.447415	24.176597	24.32%	0
2003	12.772187	19.447415	52.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.671725	48.668394	2.09%	346
2011	57.779398	47.671725	-17.49%	380
2010	45.274087	57.779398	27.62%	417
2009	29.102885	45.274087	55.57%	456
2008	54.704654	29.102885	-46.80%	525
2007	38.113622	54.704654	43.53%	571
2006	31.001698	38.113622	22.94%	621
2005	20.697822	31.001698	49.78%	1,637
2004	16.905954	20.697822	22.43%	0
2003	11.800336	16.905954	43.27%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.440558	16.447217	6.52%	6,115
2011	16.388970	15.440558	-5.79%	6,789
2010	13.091373	16.388970	25.19%	7,853
2009*	10.000000	13.091373	30.91%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.282455	11.783765	14.60%	0
2011	9.916659	10.282455	3.69%	0
2010	8.993683	9.916659	10.26%	0
2009	7.645037	8.993683	17.64%	0
2008	13.188316	7.645037	-42.03%	0
2007	12.868119	13.188316	2.49%	0
2006	11.252332	12.868119	14.36%	0
2005	11.680790	11.252332	-3.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.723614	17.049594	15.80%	33,578
2011	16.483132	14.723614	-10.67%	39,212
2010	13.320343	16.483132	23.74%	41,509
2009	9.552223	13.320343	39.45%	34,318
2008	15.209622	9.552223	-37.20%	2,524
2007	15.327536	15.209622	-0.77%	0
2006	13.729511	15.327536	11.64%	0
2005	12.435531	13.729511	10.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.908526	13.549305	4.96%	72,791
2011	11.816879	12.908526	9.24%	76,168
2010	11.500113	11.816879	2.75%	85,408
2009	10.674445	11.500113	7.73%	77,092
2008	11.096433	10.674445	-3.80%	43,603
2007	10.368826	11.096433	7.02%	41,506
2006	10.441102	10.368826	-0.69%	33,771
2005	10.545772	10.441102	-0.99%	41,544
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	9.001893	9.061513	0.66%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	12,390
2011	13.593186	13.175924	-3.07%	17,649
2010	11.687865	13.593186	16.30%	19,439
2009	9.211612	11.687865	26.88%	16,013
2008	12.483546	9.211612	-26.21%	10,727
2007	13.090018	12.483546	-4.63%	7,688
2006	11.137716	13.090018	17.53%	3,891
2005	10.775888	11.137716	3.36%	1,028

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.779417	15.588913	13.13%	0
2011	14.017079	13.779417	-1.70%	0
2010	11.396127	14.017079	23.00%	0
2009	9.324820	11.396127	22.21%	0
2008	13.808682	9.324820	-32.47%	0
2007	14.221505	13.808682	-2.90%	0
2006	12.715512	14.221505	11.84%	0
2005	12.300357	12.715512	3.38%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	0
2009	4.324325	5.653903	30.75%	0
2008	6.746523	4.324325	-35.90%	0
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.874922	5.999106	2.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.066253	9.125191	13.13%	65,567
2011	8.099441	8.066253	-0.41%	70,409
2010	7.215119	8.099441	12.26%	87,315
2009	5.842587	7.215119	23.49%	91,345
2008	9.509256	5.842587	-38.56%	46,105
2007	9.243565	9.509256	2.87%	45,883
2006	8.186900	9.243565	12.91%	36,732
2005	8.009176	8.186900	2.22%	99,761
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.321021	11.140524	7.94%	9,980
2011	9.685194	10.321021	6.56%	11,015
2010	8.591886	9.685194	12.72%	12,080
2009	7.171759	8.591886	19.80%	4,262
2008	10.414758	7.171759	-31.14%	131
2007	9.946363	10.414758	4.71%	146
2006	8.735295	9.946363	13.86%	163
2005	8.787858	8.735295	-0.60%	598

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	7.836158	9.209685	17.53%	0
2011	9.327610	7.836158	-15.99%	0
2010	7.294246	9.327610	27.88%	0
2009	5.933484	7.294246	22.93%	0
2008	9.754979	5.933484	-39.17%	0
2007	11.249822	9.754979	-13.29%	0
2006	11.116686	11.249822	1.20%	0
2005	10.673921	11.116686	4.15%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.610931	10.336114	7.55%	0
2011	10.404900	9.610931	-7.63%	0
2010	9.419008	10.404900	10.47%	0
2009	8.507277	9.419008	10.72%	0
2008	12.374616	8.507277	-31.25%	0
2007	11.547634	12.374616	7.16%	0
2006	10.202498	11.547634	13.18%	0
2005	10.151968	10.202498	0.50%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.937513	16.020079	7.25%	4,125
2011	14.940862	14.937513	-0.02%	4,505
2010	14.086697	14.940862	6.06%	4,900
2009	11.965619	14.086697	17.73%	5,313
2008	13.203298	11.965619	-9.37%	7,403
2007	12.818721	13.203298	3.00%	7,444
2006	12.589947	12.818721	1.82%	10,986
2005	12.677091	12.589947	-0.69%	3,204
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	3,511
2011	11.770734	11.457282	-2.66%	3,849
2010	10.699212	11.770734	10.01%	4,198
2009	8.830182	10.699212	21.17%	495
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005	10.290160	10.634532	3.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	6,840
2011	11.843328	11.433657	-3.46%	7,346
2010	10.597275	11.843328	11.76%	8,091
2009	8.433561	10.597275	25.66%	8,630
2008	12.839348	8.433561	-34.31%	2,688
2007	11.945798	12.839348	7.48%	2,176
2006	10.939506	11.945798	9.20%	1,536
2005	10.397420	10.939506	5.19%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	7,136
2011	11.727594	11.139882	-5.01%	8,519
2010	10.352302	11.727594	13.28%	8,921
2009	8.073400	10.352302	28.23%	9,589
2008	13.358960	8.073400	-39.57%	10,272
2007	12.304728	13.358960	8.57%	17,052
2006	11.146499	12.304728	10.39%	9,648
2005	10.469974	11.146499	6.46%	7,844
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005	11.117828	13.312384	19.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.880856	12.463509	14.55%	54,438
2011	11.036037	10.880856	-1.41%	58,202
2010	9.809757	11.036037	12.50%	62,636
2009	7.717828	9.809757	27.11%	67,561
2008	13.781135	7.717828	-44.00%	31,515
2007	13.903021	13.781135	-0.88%	32,057
2006	11.843841	13.903021	17.39%	32,630
2005	11.394408	11.843841	3.94%	3,437
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	6.310368	7.065251	11.96%	19,454
2011	6.446216	6.310368	-2.11%	20,731
2010	5.315668	6.446216	21.27%	22,165
2009	4.243553	5.315668	25.26%	25,582
2008	8.227831	4.243553	-48.42%	9,369
2007	6.635254	8.227831	24.00%	7,544
2006	6.359482	6.635254	4.34%	342
2005	6.080836	6.359482	4.58%	1,447
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.738076	8.936966	2.28%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.532532	12.956551	3.38%	79,999
2011	11.958169	12.532532	4.80%	88,143
2010	11.360925	11.958169	5.26%	95,645
2009	10.047525	11.360925	13.07%	79,394
2008	10.634552	10.047525	-5.52%	60,660
2007	10.440933	10.634552	1.85%	62,095
2006	10.240260	10.440933	1.96%	63,160
2005	10.317124	10.240260	-0.75%	28,165
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.719969	19.842665	11.98%	37,668
2011	20.333989	17.719969	-12.86%	41,311
2010	16.178971	20.333989	25.68%	47,626
2009	11.843312	16.178971	36.61%	42,739
2008	20.062596	11.843312	-40.97%	41,758
2007	17.797120	20.062596	12.73%	43,211
2006	16.196762	17.797120	9.88%	35,781
2005	14.385817	16.196762	12.59%	25,725
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.662464	8.962888	16.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.098887	13.091062	17.95%	0
2011	13.729672	11.098887	-19.16%	0
2010	12.428459	13.729672	10.47%	0
2009	10.051829	12.428459	23.64%	0
2008	18.323911	10.051829	-45.14%	0
2007	15.993091	18.323911	14.57%	0
2006	13.870439	15.993091	15.30%	0
2005	11.862700	13.870439	16.92%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.081950	15.010058	24.24%	1,874
2011	13.559393	12.081950	-10.90%	2,252
2010	10.969289	13.559393	23.61%	2,791
2009	7.129621	10.969289	53.86%	3,346
2008	14.939812	7.129621	-52.28%	4,137
2007	14.475045	14.939812	3.21%	4,638
2006	12.743211	14.475045	13.59%	5,157
2005	12.539712	12.743211	1.62%	5,242

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	26,823
2011	11.246606	11.256241	0.09%	29,260
2010	10.211260	11.246606	10.14%	34,815
2009	7.703927	10.211260	32.55%	30,476
2008	11.204194	7.703927	-31.24%	22,307
2007	11.048415	11.204194	1.41%	22,237
2006*	10.000000	11.048415	10.48%	10,080
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	11.611141	12.706858	9.44%	11,782
2011	11.205596	11.611141	3.62%	14,488
2010	9.501757	11.205596	17.93%	16,108
2009	8.283744	9.501757	14.70%	18,160
2008	11.625107	8.283744	-28.74%	21,472
2007	12.222720	11.625107	-4.89%	26,201
2006	10.675301	12.222720	14.50%	33,756
2005	10.394611	10.675301	2.70%	30,803
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
2009	7.890917	9.962231	26.25%	0
2008	12.052206	7.890917	-34.53%	0
2007	12.631858	12.052206	-4.59%	0
2006	11.046037	12.631858	14.36%	0
2005	10.602359	11.046037	4.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005	10.670957	12.612849	18.20%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	10.671512	12.332724	15.57%	0
2011	12.215949	10.671512	-12.64%	0
2010	11.527799	12.215949	5.97%	0
2009	8.605442	11.527799	33.96%	0
2008	14.766218	8.605442	-41.72%	0
2007	13.085284	14.766218	12.85%	0
2006	11.021895	13.085284	18.72%	0
2005	10.157275	11.021895	8.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	10.672623	12.341364	15.64%	0
2011	12.223272	10.672623	-12.69%	0
2010	11.534702	12.223272	5.97%	0
2009	8.600882	11.534702	34.11%	0
2008	14.761894	8.600882	-41.74%	0
2007	13.082705	14.761894	12.84%	0
2006	11.018254	13.082705	18.74%	0
2005	10.152643	11.018254	8.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005	9.908439	9.733150	-1.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	11.230958	10.762399	-4.17%	857
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	1,216
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009	16.304804	19.438614	19.22%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.365944	14.811902	10.82%	0
2011	13.490132	13.365944	-0.92%	0
2010	12.764091	13.490132	5.69%	0
2009	10.397776	12.764091	22.76%	0
2008	12.672454	10.397776	-17.95%	0
2007	11.756284	12.672454	7.79%	0
2006	10.891752	11.756284	7.94%	0
2005	10.468329	10.891752	4.04%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	7.913008	9.579968	21.07%	37,232
2011	8.698640	7.913008	-9.03%	40,302
2010	8.357247	8.698640	4.08%	45,512
2009	5.855251	8.357247	42.73%	29,373
2008	10.756603	5.855251	-45.57%	13,016
2007	8.054624	10.756603	33.55%	2,484
2006	7.551143	8.054624	6.67%	0
2005	7.253447	7.551143	4.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.112792	3.499173	12.41%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.854996	8.658372	26.31%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.256797	12.838603	14.05%	161
2011	11.472905	11.256797	-1.88%	183
2010	10.465111	11.472905	9.63%	207
2009	7.696834	10.465111	35.97%	234
2008	12.495010	7.696834	-38.40%	262
2007	11.514701	12.495010	8.51%	292
2006	10.977206	11.514701	4.90%	619
2005	10.597673	10.977206	3.58%	1,680
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.150524	13.762809	13.27%	20,709
2011	12.487881	12.150524	-2.70%	26,029
2010	11.486745	12.487881	8.72%	28,652
2009	9.596586	11.486745	19.70%	18,017
2008	14.597459	9.596586	-34.26%	11,176
2007	13.881187	14.597459	5.16%	9,678
2006	11.783442	13.881187	17.80%	10,279
2005	11.583355	11.783442	1.73%	4,127

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.506896	6.137477	11.45%	0
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.994482	5.133976	2.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.504241	15.135135	12.08%	22,639
2011	13.725695	13.504241	-1.61%	25,805
2010	12.375183	13.725695	10.91%	28,463
2009*	10.000000	12.375183	23.75%	185
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	157,439
2011	9.781789	9.651009	-1.34%	172,281
2010	8.933259	9.781789	9.50%	188,212
2009	7.405025	8.933259	20.64%	200,510
2008	10.787854	7.405025	-31.36%	134,024
2007	10.398894	10.787854	3.74%	74,383
2006*	10.000000	10.398894	3.99%	12,877
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	31,126
2011	10.455502	10.805947	3.35%	36,395
2010	10.091602	10.455502	3.61%	41,028
2009	9.205400	10.091602	9.63%	44,255
2008	10.448842	9.205400	-11.90%	40,076
2007	10.381087	10.448842	0.65%	36,190
2006*	10.000000	10.381087	3.81%	13,829
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	62,505
2011	9.542654	8.891032	-6.83%	75,020
2010	8.259444	9.542654	15.54%	86,695
2009	6.088358	8.259444	35.66%	70,852
2008	11.165468	6.088358	-45.47%	58,094
2007	10.209164	11.165468	9.37%	49,602
2006*	10.000000	10.209164	2.09%	18,241

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	78,649
2011	8.174079	7.811893	-4.43%	90,546
2010	7.535100	8.174079	8.48%	101,738
2009	5.898318	7.535100	27.75%	90,557
2008	9.742939	5.898318	-39.46%	25,475
2007*	10.000000	9.742939	-2.57%	9,068
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	11.822602	12.044579	1.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005	10.201189	10.382986	1.78%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	7.285500	8.436121	15.79%	11,239
2011	7.630293	7.285500	-4.52%	13,045
2010	6.742362	7.630293	13.17%	13,978
2009	5.365695	6.742362	25.66%	18,159
2008	8.712249	5.365695	-38.41%	18,732
2007	9.115994	8.712249	-4.43%	21,300
2006	8.045521	9.115994	13.31%	23,236
2005	7.855041	8.045521	2.42%	24,487
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.450809	8.516641	14.30%	2,442
2011	8.624038	7.450809	-13.60%	2,597
2010	7.631379	8.624038	13.01%	2,758
2009	5.103952	7.631379	49.52%	1,647
2008*	10.000000	5.103952	-48.96%	1,059
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.945341	9.749030	8.98%	3,006
2011	9.451376	8.945341	-5.35%	3,248
2010	7.823806	9.451376	20.80%	3,501
2009	6.085016	7.823806	28.57%	3,880
2008*	10.000000	6.085016	-39.15%	920

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	256
2011	8.963415	8.203195	-8.48%	278
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	18,764
2011	9.946216	9.592119	-3.56%	20,400
2010	9.216039	9.946216	7.92%	22,105
2009	7.868519	9.216039	17.13%	23,912
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	15,325
2011	9.535070	8.999579	-5.62%	16,486
2010	8.679150	9.535070	9.86%	17,690
2009	7.150952	8.679150	21.37%	18,535
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	30,742
2011	10.393550	10.303603	-0.87%	32,948
2010	9.955686	10.393550	4.40%	31,983
2009	9.011472	9.955686	10.48%	2,263
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	106,060
2011	9.741351	9.300488	-4.53%	112,226
2010	8.948011	9.741351	8.87%	118,591
2009	7.506482	8.948011	19.20%	116,829
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	114,924
2011	9.305852	8.671897	-6.81%	122,300
2010	8.401560	9.305852	10.76%	130,329
2009	6.790204	8.401560	23.73%	136,343
2008*	10.000000	6.790204	-32.10%	3,285
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	4,952
2011	10.109999	9.856291	-2.51%	12,515
2010	9.485717	10.109999	6.58%	13,233
2009	8.246084	9.485717	15.03%	1,507
2008*	10.000000	8.246084	-17.54%	1,581

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.358538	11.963215	5.32%	11,029
2011	10.900368	11.358538	4.20%	12,249
2010	10.416211	10.900368	4.65%	9,052
2009	9.795461	10.416211	6.34%	9,966
2008*	10.000000	9.795461	-2.05%	8,590
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	8,292
2011	11.763273	12.194752	3.67%	9,056
2010	11.130830	11.763273	5.68%	3,777
2009	9.779546	11.130830	13.82%	3,440
2008*	10.000000	9.779546	-2.20%	435
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	13.485149	16.449238	21.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.889347	22.791624	14.59%	0
2011	26.217405	19.889347	-24.14%	0
2010	23.078165	26.217405	13.60%	0
2009	14.441239	23.078165	59.81%	0
2008	35.036225	14.441239	-58.78%	0
2007	24.628457	35.036225	42.26%	0
2006	18.437248	24.628457	33.58%	0
2005	15.099319	18.437248	22.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.343062	15.455427	0.73%	54,430
2011	14.633524	15.343062	4.85%	60,468
2010	14.287140	14.633524	2.42%	63,796
2009	14.233310	14.287140	0.38%	73,256
2008	13.517369	14.233310	5.30%	53,201
2007	12.906278	13.517369	4.73%	53,421
2006	12.775650	12.906278	1.02%	49,051
2005	12.846235	12.775650	-0.55%	35,878

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
2008	14.480003	7.634898	-47.27%	0
2007	11.651986	14.480003	24.27%	0
2006	8.964258	11.651986	29.98%	0
2005	7.284758	8.964258	23.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.817147	13.387602	13.29%	9,543
2011	12.583341	11.817147	-6.09%	10,308
2010	11.229930	12.583341	12.05%	11,036
2009	9.031394	11.229930	24.34%	10,230
2008	14.629797	9.031394	-38.27%	10,559
2007	14.126678	14.629797	3.56%	19,623
2006	12.365120	14.126678	14.25%	17,246
2005	11.734544	12.365120	5.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	2,001
2011	12.306842	12.136974	-1.38%	2,138
2010	11.464785	12.306842	7.34%	2,280
2009*	10.000000	11.464785	14.65%	2,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	3,956
2011	13.163898	12.747900	-3.16%	4,235
2010	12.020578	13.163898	9.51%	4,526
2009*	10.000000	12.020578	20.21%	1,498

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.692852	12.020658	2.80%	14,946
2011	11.620753	11.692852	0.62%	16,241
2010	11.226634	11.620753	3.51%	23,418
2009	10.528544	11.226634	6.63%	35,631
2008	11.461211	10.528544	-8.14%	34,237
2007	11.127671	11.461211	3.00%	31,081
2006	10.722170	11.127671	3.78%	26,332
2005	10.651109	10.722170	67.00%	29,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.056058	13.058282	8.31%	258,468
2011	12.337950	12.056058	-2.28%	278,849
2010	11.379824	12.337950	8.42%	303,497
2009	9.771858	11.379824	16.46%	312,973
2008	13.016218	9.771858	-24.93%	335,447
2007	12.604126	13.016218	3.27%	347,149
2006	11.578857	12.604126	8.85%	282,174
2005	11.267564	11.578857	2.76%	107,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.071574	13.422973	11.19%	178,226
2011	12.617200	12.071574	-4.32%	193,680
2010	11.439275	12.617200	10.30%	205,777
2009	9.407785	11.439275	21.59%	229,752
2008	14.028309	9.407785	-32.94%	255,915
2007	13.521373	14.028309	3.75%	277,999
2006	12.075809	13.521373	11.97%	252,309
2005	11.570960	12.075809	4.36%	209,054
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.115555	12.794433	5.60%	34,744
2011	12.143332	12.115555	-0.23%	37,406
2010	11.447776	12.143332	6.08%	45,573
2009	10.222697	11.447776	11.98%	32,658
2008	12.310070	10.222697	-16.96%	20,739
2007	11.897824	12.310070	3.46%	18,823
2006	11.225416	11.897824	5.99%	21,701
2005	11.036455	11.225416	1.71%	20,655
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.074566	15.167716	16.01%	145,089
2011	13.680470	13.074566	-4.43%	169,617
2010	12.863233	13.680470	6.35%	186,719
2009*	10.000000	12.863233	28.63%	10,438

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	15.895943	18.252366	14.82%	4,887
2011	16.685667	15.895943	-4.73%	12,594
2010	13.525433	16.685667	23.37%	14,961
2009	10.117884	13.525433	33.68%	12,892
2008	16.291811	10.117884	-37.90%	9,138
2007	15.497335	16.291811	5.13%	10,162
2006	14.426404	15.497335	7.42%	8,585
2005	13.669005	14.426404	5.54%	8,269
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.855639	9.633292	-2.26%	53,103
2011	10.081859	9.855639	-2.24%	40,123
2010	10.313905	10.081859	-2.25%	42,224
2009	10.546883	10.313905	-2.21%	59,118
2008	10.572523	10.546883	-0.24%	70,927
2007	10.322500	10.572523	2.42%	30,727
2006	10.101803	10.322500	2.18%	34,332
2005	10.058320	10.101803	0.43%	7,838
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.648443	12.663264	0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.967004	9.016173	13.17%	0
2011	8.992388	7.967004	-11.40%	0
2010	8.066876	8.992388	11.47%	0
2009	6.047611	8.066876	33.39%	0
2008*	10.000000	6.047611	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	7.531527	8.616713	14.41%	0
2011	9.217669	7.531527	-18.29%	0
2010	8.904774	9.217669	3.51%	0
2009	7.034117	8.904774	26.59%	0
2008	13.445992	7.034117	-47.69%	0
2007	13.394458	13.445992	0.38%	0
2006	11.194114	13.394458	19.66%	0
2005	10.161326	11.194114	10.16%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	0
2011	10.271499	8.393992	-18.28%	0
2010	9.926964	10.271499	3.47%	0
2009	7.842591	9.926964	26.58%	0
2008	14.983816	7.842591	-47.66%	0
2007	14.927872	14.983816	0.37%	0
2006	12.475221	14.927872	19.66%	0
2005	11.316795	12.475221	10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.522037	9.692208	13.73%	16,292
2011	8.978726	8.522037	-5.09%	17,278
2010	7.951875	8.978726	12.91%	19,430
2009	6.268363	7.951875	26.86%	948
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.533651	10.978345	15.15%	0
2011	10.356508	9.533651	-7.95%	0
2010*	10.000000	10.356508	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	4,999
2011	8.582541	7.878627	-8.20%	5,246
2010	7.787385	8.582541	10.21%	5,502
2009	6.252676	7.787385	24.54%	5,769
2008*	10.000000	6.252676	-37.47%	472
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.919474	10.017701	12.31%	19,434
2011	9.527355	8.919474	-6.38%	21,642
2010	7.685308	9.527355	23.97%	23,492
2009	6.184777	7.685308	24.26%	25,335
2008*	10.000000	6.184777	-38.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	2,827
2011	9.926538	9.478359	-4.51%	3,549
2010	8.488366	9.926538	16.94%	4,139
2009	6.655774	8.488366	27.53%	4,226
2008*	10.000000	6.655774	-33.44%	458

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
2008	7.312826	3.829839	-47.63%	0
2007	6.817362	7.312826	7.27%	0
2006	6.757209	6.817362	0.89%	0
2005	6.246511	6.757209	8.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	0
2009	12.021534	14.831548	23.37%	0
2008	18.127074	12.021534	-33.68%	0
2007	19.920154	18.127074	-9.00%	0
2006	17.372951	19.920154	14.66%	0
2005	17.062224	17.372951	1.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	0
2009	8.599322	11.322815	31.67%	0
2008	14.233228	8.599322	-39.58%	0
2007	14.258693	14.233228	-0.18%	0
2006	13.018755	14.258693	9.52%	0
2005	12.152595	13.018755	7.13%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.698871	9.711318	11.64%	43,645
2011	8.851882	8.698871	-1.73%	50,039
2010	7.981931	8.851882	10.90%	53,761
2009	6.475718	7.981931	23.26%	58,949
2008	11.335692	6.475718	-42.87%	59,521
2007	10.720914	11.335692	5.73%	63,499
2006	9.651649	10.720914	11.08%	59,307
2005	9.334508	9.651649	3.40%	41,736
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.422383	10.663875	13.18%	0
2011	9.050421	9.422383	4.11%	0
2010	7.111931	9.050421	27.26%	0
2009	5.561032	7.111931	27.89%	0
2008*	10.000000	5.561032	-44.39%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	34,547
2011	10.265736	10.165640	-0.98%	40,522
2010	10.253900	10.265736	0.12%	42,223
2009	9.793605	10.253900	4.70%	48,677
2008*	10.000000	9.793605	-2.06%	406
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	29.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.588009	9.803310	2.25%	34,357
2011	9.779855	9.588009	-1.96%	24,339
2010	9.502722	9.779855	2.92%	26,697
2009	8.578190	9.502722	10.78%	20,203
2008	10.136974	8.578190	-15.38%	19,527
2007	9.899222	10.136974	2.40%	11,873
2006	9.718098	9.899222	1.86%	12,743
2005	9.750570	9.718098	-0.33%	12,956
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.661741	11.340596	6.37%	0
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
2005	12.655090	13.139124	3.82%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.848214	12.852555	8.48%	2,153
2011	12.505627	11.848214	-5.26%	2,647
2010	10.413252	12.505627	20.09%	2,867
2009	8.105646	10.413252	28.47%	3,126
2008	13.693921	8.105646	-40.81%	4,298
2007	13.019610	13.693921	5.18%	2,756
2006	11.713378	13.019610	11.15%	1,798
2005	11.040918	11.713378	6.09%	1,634

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	4.738094	5.392950	13.82%	0
2011	4.794398	4.738094	-1.17%	0
2010	3.847818	4.794398	24.60%	0
2009	2.968443	3.847818	29.62%	0
2008	5.962681	2.968443	-50.22%	0
2007	5.737368	5.962681	3.93%	0
2006	5.700607	5.737368	0.64%	0
2005	5.295116	5.700607	7.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.864438	21.168120	18.49%	0
2011	19.922321	17.864438	-10.33%	0
2010	17.573225	19.922321	13.37%	0
2009	12.869095	17.573225	36.55%	0
2008	22.014470	12.869095	-41.54%	0
2007	21.181587	22.014470	3.93%	0
2006	18.411069	21.181587	15.05%	0
2005	16.487375	18.411069	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	0
2009	7.868788	10.750875	36.63%	0
2008	13.459419	7.868788	-41.54%	0
2007	12.952450	13.459419	3.91%	0
2006	11.257951	12.952450	15.05%	0
2005	10.081789	11.257951	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	16.260960	16.479002	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.235164	9.407559	14.24%	18,393
2011	8.425534	8.235164	-2.26%	19,604
2010	7.423529	8.425534	13.50%	20,863
2009	5.919937	7.423529	25.40%	22,189
2008	9.843152	5.919937	-39.86%	13,355
2007	9.644314	9.843152	2.06%	14,258
2006	8.576947	9.644314	12.44%	9,459
2005	8.315771	8.576947	3.14%	2,450

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	11.668947	13.421237	15.02%	0
2011	12.228430	11.668947	-4.58%	0
2010	10.165804	12.228430	20.29%	0
2009	7.597639	10.165804	33.80%	0
2008	12.537743	7.597639	-39.40%	0
2007	13.009062	12.537743	-3.62%	0
2006	11.606399	13.009062	12.09%	0
2005	10.846787	11.606399	7.00%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	27,992
2011	11.186479	11.045679	-1.26%	17,979
2010	10.879769	11.186479	2.82%	18,716
2009*	10.000000	10.879769	8.80%	5,885
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	8.916215	10.382994	16.45%	0
2011	9.565019	8.916215	-6.78%	0
2010	8.554994	9.565019	11.81%	0
2009	6.741994	8.554994	26.89%	0
2008	11.251494	6.741994	-40.08%	0
2007	12.251855	11.251494	-8.16%	0
2006	10.812637	12.251855	13.31%	0
2005	10.642309	10.812637	1.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	8.621937	10.274521	19.17%	0
2011	10.618332	8.621937	-18.80%	0
2010	9.872685	10.618332	7.55%	0
2009	8.103753	9.872685	21.83%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.183148	12.486233	11.65%	0
2011	13.925797	11.183148	-19.69%	0
2010	11.793272	13.925797	18.08%	0
2009	7.361108	11.793272	60.21%	0
2008	11.959842	7.361108	-38.45%	0
2007	11.596483	11.959842	3.13%	0
2006	11.251140	11.596483	3.07%	0
2005	10.795010	11.251140	4.23%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010	9.443119	10.477157	10.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.906004	11.640009	6.73%	8,987
2011	10.584401	10.906004	3.04%	10,335
2010	10.133021	10.584401	4.45%	11,167
2009	9.477206	10.133021	6.92%	12,045
2008	10.827458	9.477206	-12.47%	10,655
2007	10.528615	10.827458	2.84%	7,267
2006	10.399944	10.528615	1.24%	9,595
2005	10.358167	10.399944	0.40%	9,713
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	17.482734	18.511634	5.89%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	10.147224	12.266817	20.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.087192	33.435924	1.05%	0
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	17.911877	22.873047	27.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Appendix E: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® America's INCOME Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2,233 shares (cost $22,615)	$23,444
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
63,096 shares (cost $396,156)	435,360
Sterling Capital Select Equity VIF (BBGI)
84,106 shares (cost $703,292)	759,473
Global Allocation V.I. Fund - Class III (MLVGA3)
2,614,487 shares (cost $36,752,138)	37,491,751
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,044,990 shares (cost $253,304,357)	288,173,380
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,107,787 shares (cost $28,333,797)	36,822,855
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2,056 shares (cost $52,033)	67,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
209 shares (cost $2,117)	2,169
VA International Equity Fund (HVIE)
6,617 shares (cost $91,619)	94,161
VA Situs Fund (HVSIT)
36,298 shares (cost $607,082)	660,978
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
983 shares (cost $12,267)	12,364
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
313,078 shares (cost $1,237,790)	1,224,133
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,849,261 shares (cost $11,107,519)	15,108,463
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,740 shares (cost $72,629)	77,878
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,255,094 shares (cost $81,282,281)	90,835,179
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,599,098 shares (cost $23,164,780)	28,330,443
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,508,985 shares (cost $102,254,410)	92,907,716
Investors Growth Stock Series - Service Class (MIGSC)
13,847 shares (cost $131,263)	165,197
Mid Cap Growth Series - Service Class (MMCGSC)
176,881 shares (cost $1,034,343)	1,128,503
New Discovery Series - Service Class (MNDSC)
92,008 shares (cost $1,378,349)	1,381,039
Value Series - Service Class (MVFSC)
2,323,276 shares (cost $27,967,442)	33,036,981
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
438,334 shares (cost $6,780,347)	7,513,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)
242,957 shares (cost $2,501,712)	2,585,060
Core Plus Fixed Income Portfolio - Class II (MSVF2)
80,172 shares (cost $816,526)	851,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Emerging Markets Debt Portfolio - Class I (MSEM)
1,045,498 shares (cost $8,167,677)	9,953,140
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,328 shares (cost $41,642)	46,612
U.S. Real Estate Portfolio - Class I (MSVRE)
64,843 shares (cost $609,341)	1,010,906
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
8,576,795 shares (cost $120,267,121)	130,881,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
160,106 shares (cost $2,243,637)	2,435,209
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,741,194 shares (cost $28,018,132)	34,301,525
American Funds NVIT Bond Fund - Class II (GVABD2)
1,847,044 shares (cost $19,702,135)	21,665,827
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
873,790 shares (cost $16,293,183)	20,752,513
American Funds NVIT Growth Fund - Class II (GVAGR2)
620,715 shares (cost $28,942,425)	37,528,444
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
315,916 shares (cost $10,723,919)	13,069,465
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,820,245 shares (cost $26,294,517)	26,359,692
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,516,311 shares (cost $30,750,879)	31,162,548
NVIT Emerging Markets Fund - Class I (GEM)
96,975 shares (cost $1,100,835)	1,149,156
NVIT Emerging Markets Fund - Class III (GEM3)
2,444,809 shares (cost $23,962,283)	28,922,095
NVIT Emerging Markets Fund - Class VI (GEM6)
46,637 shares (cost $490,383)	549,845
NVIT International Equity Fund - Class I (GIG)
643,383 shares (cost $5,719,971)	5,899,825
NVIT International Equity Fund - Class III (GIG3)
2,081,492 shares (cost $16,359,380)	19,108,094
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
11,214 shares (cost $93,121)	102,495
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,487,492 shares (cost $59,182,144)	62,445,681
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
410,030 shares (cost $4,341,171)	4,489,830
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
252,605 shares (cost $2,213,866)	2,253,240
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
914,973 shares (cost $9,420,473)	9,863,413
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
565,771 shares (cost $5,472,988)	5,951,906
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
785,096 shares (cost $8,137,940)	8,400,523
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,843,639 shares (cost $18,466,117)	19,616,323
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
770,228 shares (cost $7,280,391)	7,794,706
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

807,267 shares (cost $8,276,981)	8,718,488
NVIT Core Bond Fund - Class I (NVCBD1)
815,950 shares (cost $9,160,260)	9,228,395
NVIT Core Bond Fund - Class II (NVCBD2)
80,953 shares (cost $859,684)	913,154
NVIT Core Plus Bond Fund - Class II (NVLCP2)
544,916 shares (cost $6,289,741)	6,430,006
NVIT Nationwide Fund - Class I (TRF)
9,904,138 shares (cost $98,218,715)	100,923,168
NVIT Nationwide Fund - Class II (TRF2)
40,474 shares (cost $321,388)	410,813
NVIT Government Bond Fund - Class I (GBF)
16,393,576 shares (cost $194,307,949)	190,657,294
NVIT Government Bond Fund - Class II (GBF2)
391,713 shares (cost $4,604,462)	4,539,949
American Century NVIT Growth Fund - Class I (CAF)
1,781,489 shares (cost $21,852,993)	27,791,224
NVIT International Index Fund - Class VIII (GVIX8)
391,512 shares (cost $3,335,950)	3,273,043
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,080,801 shares (cost $35,581,632)	40,767,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
376,989 shares (cost $4,799,292)	5,145,905
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
71,919 shares (cost $996,982)	1,084,541
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,483,593 shares (cost $44,036,314)	46,629,372
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,625,867 shares (cost $186,346,968)	209,727,267
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,996,192 shares (cost $101,953,163)	100,397,508
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,932,994 shares (cost $61,562,629)	65,203,600
NVIT Mid Cap Index Fund - Class I (MCIF)
4,847,607 shares (cost $84,918,300)	92,249,970
NVIT Money Market Fund - Class I (SAM)
208,773,082 shares (cost $208,773,082)	208,773,082
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,965 shares (cost $64,614)	70,206
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,913,717 shares (cost $37,944,377)	49,431,997
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
217 shares (cost $2,847)	2,112
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
954,444 shares (cost $9,324,150)	9,296,285
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
48,650 shares (cost $476,558)	470,934
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,103,483 shares (cost $19,478,469)	22,170,716
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
45,253 shares (cost $364,909)	474,704
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
849,316 shares (cost $7,553,135)	7,958,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
331,328 shares (cost $2,645,771)	3,097,918
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
7,539,992 shares (cost $59,550,254)	80,225,516
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
541,866 shares (cost $4,446,047)	5,689,590
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,583,194 shares (cost $48,478,804)	57,674,396
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,271,494 shares (cost $14,692,599)	22,111,288
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
18,791 shares (cost $254,698)	318,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,943,196 shares (cost $83,831,946)	93,729,713
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
65,925 shares (cost $582,504)	766,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,767 shares (cost $83,451,155)	91,093,794
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
87,457 shares (cost $1,312,738)	1,667,803
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,560,705 shares (cost $55,241,413)	62,261,087
NVIT Short Term Bond Fund - Class II (NVSTB2)
846,451 shares (cost $8,775,885)	8,913,125
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,208,692 shares (cost $321,378,293)	367,122,462
NVIT Large Cap Growth Fund - Class II (NVOLG2)
483,334 shares (cost $7,310,626)	8,347,184
Templeton NVIT International Value Fund - Class III (NVTIV3)
335,755 shares (cost $4,191,748)	4,099,568
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,018,844 shares (cost $16,448,229)	23,055,196
NVIT Real Estate Fund - Class I (NVRE1)
9,761,793 shares (cost $71,256,844)	92,444,182
VPS Growth and Income Portfolio - Class B (ALVGIB)
61,813 shares (cost $1,237,304)	1,277,064
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
32,233 shares (cost $789,847)	979,231
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
400,926 shares (cost $6,419,185)	7,048,273
VP Income & Growth Fund - Class I (ACVIG)
7,963,432 shares (cost $53,156,833)	54,947,678
VP Income & Growth Fund - Class II (ACVIG2)
145,443 shares (cost $917,625)	1,003,557
American Century VP Inflation Protection Fund - Class II (ACVIP2)
5,754,000 shares (cost $63,370,011)	69,220,626
VP International Fund - Class I (ACVI)
169,759 shares (cost $1,383,200)	1,515,945
VP International Fund - Class III (ACVI3)
13,079 shares (cost $96,351)	116,795
VP Mid Cap Value Fund - Class I (ACVMV1)
801,157 shares (cost $10,862,508)	11,680,864
VP Mid Cap Value Fund - Class II (ACVMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

30,520 shares (cost $371,231)	445,286
VP Ultra(R) Fund - Class I (ACVU1)
1,282 shares (cost $13,490)	13,849
VP Value Fund - Class I (ACVV)
317,483 shares (cost $1,565,328)	2,069,990
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,800,635 shares (cost $19,701,548)	24,416,612
Appreciation Portfolio - Initial Shares (DCAP)
1,627,920 shares (cost $55,745,785)	65,881,933
Appreciation Portfolio - Service Shares (DCAPS)
29,325 shares (cost $939,070)	1,180,350
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
991 shares (cost $30,389)	31,383
International Value Portfolio - Initial Shares (DVIV)
6,020 shares (cost $66,054)	59,112
Managed Tail Risk Fund II: Service Shares (FCA2S)
51,973 shares (cost $310,788)	325,351
High Income Bond Fund II - Service Shares (FHIBS)
305,897 shares (cost $1,893,714)	2,181,043
Quality Bond Fund II - Primary Shares (FQB)
8,987,088 shares (cost $97,419,837)	106,047,633
Quality Bond Fund II - Service Shares (FQBS)
342,836 shares (cost $3,632,558)	4,028,323
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
58,737 shares (cost $461,654)	656,679
VIP Contrafund Portfolio - Service Class (FCS)
454,572 shares (cost $12,159,545)	11,982,512
VIP Energy Portfolio - Service Class 2 (FNRS2)
857,179 shares (cost $16,781,251)	16,672,124
VIP Equity-Income Portfolio - Service Class (FEIS)
10,639,023 shares (cost $241,278,212)	211,397,385
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
238,290 shares (cost $5,084,993)	4,675,244
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
904,289 shares (cost $9,566,299)	10,073,780
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,600 shares (cost $56,257)	62,155
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
903,155 shares (cost $9,104,747)	10,106,309
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,292 shares (cost $111,401)	137,176
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
611,835 shares (cost $6,294,201)	6,650,648
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
28,243 shares (cost $282,152)	305,869
VIP Growth Opportunities Portfolio - Service Class (FGOS)
44,922 shares (cost $745,973)	977,504
VIP Growth Portfolio - Service Class (FGS)
3,525,126 shares (cost $112,715,713)	147,879,042
VIP Growth Portfolio - Service Class 2 (FG2)
52,272 shares (cost $1,929,344)	2,176,625
VIP High Income Portfolio - Service Class (FHIS)
7,727,574 shares (cost $41,482,283)	44,665,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP High Income Portfolio - Service Class R (FHISR)
11,240,069 shares (cost $64,573,544)	64,630,399
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,572,440 shares (cost $57,888,353)	59,167,380
VIP Mid Cap Portfolio - Service Class (FMCS)
1,115,281 shares (cost $30,681,238)	33,893,377
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
197,103 shares (cost $5,623,115)	5,909,153
VIP Overseas Portfolio - Service Class (FOS)
922,668 shares (cost $16,869,098)	14,781,135
VIP Overseas Portfolio - Service Class 2 R (FO2R)
169,295 shares (cost $3,027,969)	2,674,864
VIP Overseas Portfolio - Service Class R (FOSR)
1,517,558 shares (cost $28,741,663)	24,280,929
VIP Value Strategies Portfolio - Service Class (FVSS)
1,056,392 shares (cost $9,107,440)	11,704,819
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,590,222 shares (cost $49,194,197)	54,104,652
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
30,853 shares (cost $580,905)	667,653
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
684,706 shares (cost $11,238,145)	12,482,197
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,015,771 shares (cost $10,818,944)	10,594,487
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,733 shares (cost $25,199)	24,909
Templeton Foreign Securities Fund - Class 3 (TIF3)
631,348 shares (cost $8,588,905)	9,040,899
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,583,799 shares (cost $46,380,492)	50,332,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
421,103 shares (cost $3,291,236)	3,583,586
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,862,880 shares (cost $21,080,535)	20,398,539
Guardian Portfolio - I Class Shares (AMGP)
8,505 shares (cost $123,590)	173,497
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,305 shares (cost $191,293)	257,200
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
4,818 shares (cost $52,470)	55,889
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
78,743 shares (cost $1,039,697)	1,039,403
Socially Responsive Portfolio - I Class Shares (AMSRS)
484,866 shares (cost $7,168,817)	7,704,519
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
62,046 shares (cost $2,493,249)	2,795,805
Global Securities Fund/VA - Class 3 (OVGS3)
2,243,879 shares (cost $67,016,548)	73,531,909
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,417,848 shares (cost $41,406,770)	46,150,939
Global Securities Fund/VA - Service Class (OVGSS)
44,288 shares (cost $1,252,841)	1,428,286
Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

3,823,636 shares (cost $72,318,414)	91,652,554
Main Street Fund(R)/VA - Service Class (OVGIS)
102,974 shares (cost $2,169,563)	2,448,730
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
585,326 shares (cost $10,514,757)	11,788,471
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
8,360 shares (cost $134,201)	166,863
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
975,414 shares (cost $43,884,680)	53,452,700
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
225,113 shares (cost $1,257,219)	1,276,389
Global Strategic Income Fund/VA: Service Shares (OVSBS)
601,335 shares (cost $3,239,301)	3,481,731
All Asset Portfolio - Advisor Class (PMVAAD)
320,129 shares (cost $3,644,754)	3,675,076
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
652,348 shares (cost $7,795,297)	7,704,224
Low Duration Portfolio - Advisor Class (PMVLAD)
3,945,379 shares (cost $41,430,543)	42,531,183
Real Return Portfolio - Administrative Class (PMVRRA)
84,326 shares (cost $1,208,485)	1,201,642
Total Return Portfolio - Administrative Class (PMVTRA)
246,380 shares (cost $2,769,696)	2,845,687
Total Return Portfolio - Advisor Class (PMVTRD)
1,459,199 shares (cost $16,663,656)	16,853,750
Putnam VT Growth and Income Fund - Class IB (PVGIB)
613 shares (cost $12,293)	10,994
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,418 shares (cost $1,892,106)	2,041,215
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
422,921 shares (cost $5,208,286)	5,591,013
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
1,235 shares (cost $45,878)	44,793
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
3,075 shares (cost $21,923)	21,739
V.I. Core Equity Fund - Series I (AVGI)
2,146 shares (cost $56,670)	64,679
V.I. Core Equity Fund - Series II (AVCE2)
19,564 shares (cost $433,179)	584,190
V.I. Equity and Income Fund - Series I (IVKEI1)
16,007 shares (cost $237,253)	241,392
V.I. Global Health Care Fund - Series I (IVHS)
8,390 shares (cost $156,598)	176,190
V.I. Global Real Estate Fund - Series I (IVRE)
24,490 shares (cost $333,551)	378,860
Diversified Stock Fund Class A Shares (VYDS)
303,984 shares (cost $3,422,035)	3,167,515
Micro-Cap Portfolio - Investment Class (ROCMC)
72,677 shares (cost $650,715)	795,808
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
16,981 shares (cost $135,640)	170,832
Series J (Mid Cap Growth Series) (SBLJ)
3,861 shares (cost $102,267)	128,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Series N (Managed Asset Allocation Series) (SBLN)
8,182 shares (cost $173,373)	185,557
Series O (All Cap Value Series) (SBLO)
11,294 shares (cost $247,109)	278,504
Series P (High Yield Series) (SBLP)
15,651 shares (cost $435,175)	481,263
Series Q (Small Cap Value Series) (SBLQ)
22,389 shares (cost $738,471)	858,602
Series V (Mid Cap Value Series) (SBLV)
34,725 shares (cost $1,636,623)	2,173,809
Series X (Small Cap Growth Series) (SBLX)
4,464 shares (cost $86,250)	92,223
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2,690 shares (cost $27,354)	28,357
Health Sciences Portfolio - II (TRHS2)
1,049,749 shares (cost $19,295,051)	21,677,317
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
128,014 shares (cost $3,680,429)	3,633,026
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,279,634 shares (cost $27,538,953)	30,775,053
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,104,093 shares (cost $33,288,071)	32,162,229
Variable Insurance Portfolios - Asset Strategy (WRASP)
15,975,049 shares (cost $146,771,293)	171,346,773
Variable Insurance Portfolios - Balanced (WRBP)
4,858,031 shares (cost $39,260,452)	45,526,552
Variable Insurance Portfolios - Bond (WRBDP)
15,719,420 shares (cost $84,838,504)	92,722,568
Variable Insurance Portfolios - Core Equity (WRCEP)
8,416,102 shares (cost $91,092,556)	104,198,079
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,183,751 shares (cost $15,169,432)	15,820,620
Variable Insurance Portfolios - Energy (WRENG)
1,094,127 shares (cost $5,880,147)	6,448,897
Variable Insurance Portfolios - Global Bond (WRGBP)
528,923 shares (cost $2,666,035)	2,680,740
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,483,812 shares (cost $15,027,015)	17,557,366
Variable Insurance Portfolios - Growth (WRGP)
9,754,652 shares (cost $83,374,023)	103,655,862
Variable Insurance Portfolios - High Income (WRHIP)
21,659,530 shares (cost $69,211,299)	82,200,082
Variable Insurance Portfolios - International Growth (WRIP)
3,589,771 shares (cost $28,852,772)	30,383,463
Variable Insurance Portfolios - International Core Equity (WRI2P)
740,324 shares (cost $12,010,023)	11,896,335
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,041,028 shares (cost $5,307,056)	5,120,920
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
179,096 shares (cost $3,042,098)	3,784,016
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,668,862 shares (cost $11,807,413)	14,247,908
Variable Insurance Portfolios - Money Market (WRMMP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

19,472,421 shares (cost $19,472,421)	19,472,421
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,012,774 shares (cost $5,826,096)	7,994,941
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,552,807 shares (cost $56,270,803)	64,318,954
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
4,823,344 shares (cost $46,446,981)	46,285,289
Variable Insurance Portfolios - Small Cap Value (WRSCV)
374,584 shares (cost $4,849,276)	6,009,309
Variable Insurance Portfolios - Value (WRVP)
7,195,962 shares (cost $42,858,515)	42,968,527
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,210 shares (cost $178,634)	204,704
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,838 shares (cost $4,860,738)	5,049,803

Total Investments	$5,859,795,452

Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	35,274
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	23,927
Accounts Receivable-Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	9,259
Accounts Receivable-Investors Growth Stock Series - Service Class (MIGSC)	7,854
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,169
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,520

Other Accounts Payable	(30,875)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	(8,246)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(21,739)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(40,826)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(476,231)

$5,859,299,538

Contract Owners’ Equity:
Accumulation units	5,785,741,914
Contracts in payout (annuitization) period (note 1f)	73,557,624

Total Contract Owners’ Equity (note 5)	$5,859,299,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS
Reinvested dividends	$96,248,456	13	4,271	7,819	548,212	6,034,291	332,064	378
Mortality and expense risk charges (note 2)	(69,351,107)	(76)	(6,635)	(9,120)	(434,288)	(3,291,796)	(429,191)	(1,201)

Net investment income (loss)	26,897,349	(63)	(2,364)	(1,301)	113,924	2,742,495	(97,127)	(823)
Realized gain (loss) on investments	90,053,516	3	(70,912)	3,755	288,184	8,904,080	1,921,539	3,880
Change in unrealized gain (loss) on investments	457,010,471	829	129,668	96,402	2,563,533	14,149,386	2,251,890	4,301

Net gain (loss) on investments	547,063,987	832	58,756	100,157	2,851,717	23,053,466	4,173,429	8,181

Reinvested capital gains	139,698,470	6	-	-	123,480	14,931,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$713,659,806	775	56,392	98,856	3,089,121	40,727,448	4,076,302	7,358

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$-	1,118	-	-	-	132,250	1,972	524,474
Mortality and expense risk charges (note 2)	(5)	(745)	(4,772)	(5)	(10,037)	(149,903)	(983)	(1,054,881)

Net investment income (loss)	(5)	373	(4,772)	(5)	(10,037)	(17,653)	989	(530,407)
Realized gain (loss) on investments	-	(862)	11,854	-	(13,470)	1,177,465	467	1,934,711
Change in unrealized gain (loss) on investments	52	9,507	74,275	97	(13,657)	1,033,698	1,884	17,109,956

Net gain (loss) on investments	52	8,645	86,129	97	(27,127)	2,211,163	2,351	19,044,667

Reinvested capital gains	3	-	-	-	426	-	5,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50	9,018	81,357	92	(36,738)	2,193,510	8,772	18,514,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	584,328	406	-	-	485,017	88,424	141,251
Mortality and expense risk charges (note 2)	(272,673)	(855,034)	(2,240)	(22,061)	(17,358)	(391,009)	(72,516)	(35,936)

Net investment income (loss)	(272,673)	(270,706)	(1,834)	(22,061)	(17,358)	94,008	15,908	105,315
Realized gain (loss) on investments	2,005,865	6,412,838	9,404	(9,036)	162,311	2,351,741	14,172	52,604
Change in unrealized gain (loss) on investments	677,474	(12,902,637)	9,141	192,773	(98,673)	1,824,215	808,442	83,248

Net gain (loss) on investments	2,683,339	(6,489,799)	18,545	183,737	63,638	4,175,956	822,614	135,852

Reinvested capital gains	-	10,488,863	8,944	-	99,267	257,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410,666	3,728,358	25,655	161,676	145,547	4,527,820	838,522	241,167

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$38,209	289,679	-	8,701	1,293,784	20,026	413,845	507,999
Mortality and expense risk charges (note 2)	(16,552)	(115,909)	(890)	(16,597)	(1,566,697)	(48,091)	(397,443)	(267,341)

Net investment income (loss)	21,657	173,770	(890)	(7,896)	(272,913)	(28,065)	16,402	240,658
Realized gain (loss) on investments	(6,202)	217,103	703	55,009	1,887,398	51,321	1,767	999,801
Change in unrealized gain (loss) on investments	44,498	1,170,017	(2,311)	83,867	10,220,768	184,235	4,223,258	(364,026)

Net gain (loss) on investments	38,296	1,387,120	(1,608)	138,876	12,108,166	235,556	4,225,025	635,775

Reinvested capital gains	-	-	5,476	-	5,506,389	105,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,953	1,560,890	2,978	130,980	17,341,642	313,300	4,241,427	876,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$168,215	83,357	134,954	2,112,346	2,480,625	5,702	137,254	1,407
Mortality and expense risk charges (note 2)	(228,185)	(442,566)	(153,732)	(303,541)	(356,565)	(12,598)	(352,494)	(11,211)

Net investment income (loss)	(59,970)	(359,209)	(18,778)	1,808,805	2,124,060	(6,896)	(215,240)	(9,804)
Realized gain (loss) on investments	(244,972)	(802,970)	1,037,885	(478,210)	381,361	(84,247)	92,791	53,841
Change in unrealized gain (loss) on investments	4,053,810	6,884,479	850,436	2,052,332	1,386,952	263,682	4,536,231	38,384

Net gain (loss) on investments	3,808,838	6,081,509	1,888,321	1,574,122	1,768,313	179,435	4,629,022	92,225

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,748,868	5,722,300	1,869,543	3,382,927	3,892,373	172,539	4,413,782	82,421

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$49,462	158,925	608	889,223	53,383	21,411	139,014	75,627
Mortality and expense risk charges (note 2)	(61,977)	(222,740)	(1,227)	(699,213)	(44,594)	(25,584)	(106,364)	(69,394)

Net investment income (loss)	(12,515)	(63,815)	(619)	190,010	8,789	(4,173)	32,650	6,233
Realized gain (loss) on investments	(41,790)	562,321	(3,325)	1,162,866	166,100	104,133	179,818	394,798
Change in unrealized gain (loss) on investments	831,862	2,161,661	16,734	3,576,195	209,208	143,967	518,711	191,385

Net gain (loss) on investments	790,072	2,723,982	13,409	4,739,061	375,308	248,100	698,529	586,183

Reinvested capital gains	-	-	-	4,496,098	-	89,121	117,386	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	$777,557	2,660,167	12,790	9,425,169	384,097	333,048	848,565	676,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$151,523	270,787	89,777	138,754	281,776	25,028	135,158	1,434,344
Mortality and expense risk charges (note 2)	(112,608)	(231,530)	(100,721)	(100,070)	(101,349)	(17,485)	(73,878)	(1,104,960)

Net investment income (loss)	38,915	39,257	(10,944)	38,684	180,427	7,543	61,280	329,384
Realized gain (loss) on investments	62,643	789,237	232,437	127,228	302,473	22,256	126,803	2,604,752
Change in unrealized gain (loss) on investments	352,796	889,044	551,645	409,829	16,428	13,363	54,615	9,899,571

Net gain (loss) on investments	415,439	1,678,281	784,082	537,057	318,901	35,619	181,418	12,504,323

Reinvested capital gains	130,428	297,097	199,681	157,872	52,973	5,975	129,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,782	2,014,635	972,819	733,613	552,301	49,137	372,147	12,833,707

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$5,154	4,338,580	91,010	156,670	72,212	612,325	89,807	18,547
Mortality and expense risk charges (note 2)	(8,187)	(2,362,428)	(94,899)	(301,073)	(32,382)	(498,766)	(54,280)	(12,514)

Net investment income (loss)	(3,033)	1,976,152	(3,889)	(144,403)	39,830	113,559	35,527	6,033
Realized gain (loss) on investments	(26,088)	2,136,203	72,364	2,112,701	(440,621)	(4,973,056)	71,212	25,146
Change in unrealized gain (loss) on investments	81,658	(6,786,423)	(181,347)	1,493,152	1,000,600	10,310,917	222,600	69,595

Net gain (loss) on investments	55,570	(4,650,220)	(108,983)	3,605,853	559,979	5,337,861	293,812	94,741

Reinvested capital gains	-	6,481,589	162,690	-	-	-	51,866	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	$52,537	3,807,521	49,818	3,461,450	599,809	5,451,420	381,205	113,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$815,858	3,445,483	1,618,126	1,108,420	988,588	-	508	288,689
Mortality and expense risk charges (note 2)	(589,712)	(2,664,355)	(1,320,954)	(835,852)	(1,090,637)	(2,623,399)	(478)	(554,505)

Net investment income (loss)	226,146	781,128	297,172	272,568	(102,049)	(2,623,399)	30	(265,816)
Realized gain (loss) on investments	163,471	(2,282,610)	(2,707,646)	(172,528)	1,672,668	-	117	1,806,589
Change in unrealized gain (loss) on investments	816,295	21,435,832	14,726,916	4,103,118	6,565,448	-	5,294	5,322,966

Net gain (loss) on investments	979,766	19,153,222	12,019,270	3,930,590	8,238,116	-	5,411	7,129,555

Reinvested capital gains	646,625	-	-	276,192	6,418,782	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,852,537	19,934,350	12,316,442	4,479,350	14,554,849	(2,623,399)	5,441	6,863,739

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3	36,948	711	109,895	1,090	105,144	34,352	-
Mortality and expense risk charges (note 2)	(26)	(108,586)	(7,031)	(279,127)	(10,092)	(89,377)	(53,850)	(956,816)

Net investment income (loss)	(23)	(71,638)	(6,320)	(169,232)	(9,002)	15,767	(19,498)	(956,816)
Realized gain (loss) on investments	(103)	(2,350,431)	(64,243)	723,827	38,399	(22,564)	131,244	5,719,988
Change in unrealized gain (loss) on investments	421	3,774,656	136,480	2,168,296	30,395	1,168,951	379,900	(1,331,738)

Net gain (loss) on investments	318	1,424,225	72,237	2,892,123	68,794	1,146,387	511,144	4,388,250

Reinvested capital gains	-	-	-	569,918	12,892	-	-	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	$295	1,352,587	65,917	3,292,809	72,684	1,162,154	491,646	11,237,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	642,492	-	-	773,051	4,162	140,078	-
Mortality and expense risk charges (note 2)	(76,776)	(689,119)	(267,591)	(6,447)	(1,063,051)	(14,852)	(1,047,555)	(31,776)

Net investment income (loss)	(76,776)	(46,627)	(267,591)	(6,447)	(290,000)	(10,690)	(907,477)	(31,776)
Realized gain (loss) on investments	388,477	2,569,169	898,874	4,938	(2,415,600)	19,474	(5,816,670)	(81,912)
Change in unrealized gain (loss) on investments	(102,103)	159,150	2,131,203	41,495	19,379,035	132,737	19,453,972	324,374

Net gain (loss) on investments	286,374	2,728,319	3,030,077	46,433	16,963,435	152,211	13,637,302	242,462

Reinvested capital gains	547,237	5,672,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,835	8,354,082	2,762,486	39,986	16,673,435	141,521	12,729,825	210,686

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB
Reinvested dividends	$1,565,803	123,944	2,621,862	38,089	92,768	281,192	984,349	17,919
Mortality and expense risk charges (note 2)	(722,238)	(116,179)	(4,328,298)	(170,660)	(36,678)	(271,409)	(1,082,422)	(24,728)

Net investment income (loss)	843,565	7,765	(1,706,436)	(132,571)	56,090	9,783	(98,073)	(6,809)
Realized gain (loss) on investments	2,472,953	77,263	6,894,095	269,309	(96,155)	2,028,516	6,678,302	(62,940)
Change in unrealized gain (loss) on investments	3,209,477	160,584	57,222,440	1,320,959	564,600	1,686,887	(2,156,379)	255,934

Net gain (loss) on investments	5,682,430	237,847	64,116,535	1,590,268	468,445	3,715,403	4,521,923	192,994

Reinvested capital gains	-	-	-	-	58,833	-	8,596,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,525,995	245,612	62,410,099	1,457,697	583,368	3,725,186	13,020,637	186,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$312	21,776	1,168,839	18,999	1,733,266	14,321	1,048	232,343
Mortality and expense risk charges (note 2)	(19,075)	(107,903)	(633,447)	(20,108)	(822,868)	(17,554)	(1,970)	(130,796)

Net investment income (loss)	(18,763)	(86,127)	535,392	(1,109)	910,398	(3,233)	(922)	101,547
Realized gain (loss) on investments	18,259	151,342	(216,697)	(52,504)	1,795,963	14,324	6,556	397,125
Change in unrealized gain (loss) on investments	149,484	874,154	6,857,406	181,032	(10,111)	265,670	15,255	489,954

Net gain (loss) on investments	167,743	1,025,496	6,640,709	128,528	1,785,852	279,994	21,811	887,079

Reinvested capital gains	-	240,873	-	-	1,625,515	-	-	648,586

Net increase (decrease) in contract owners’ equity resulting from operations	$148,980	1,180,242	7,176,101	127,419	4,321,765	276,761	20,889	1,637,212

Investment Activity:	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$8,145	-	39,522	109,294	2,474,909	40,674	-	2,230
Mortality and expense risk charges (note 2)	(7,430)	(1,263)	(23,200)	(278,832)	(750,371)	(24,075)	(399)	(659)

Net investment income (loss)	715	(1,263)	16,322	(169,538)	1,724,538	16,599	(399)	1,571
Realized gain (loss) on investments	(1,225)	69,989	24,153	1,924,971	414,890	(5,431)	2,316	(11,928)
Change in unrealized gain (loss) on investments	34,389	(17,278)	226,680	776,328	3,755,580	92,804	5,079	18,475

Net gain (loss) on investments	33,164	52,711	250,833	2,701,299	4,170,470	87,373	7,395	6,547

Reinvested capital gains	24,077	-	-	847,920	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,956	51,448	267,155	3,379,681	5,895,008	103,972	6,996	8,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS
Reinvested dividends	$	1,104	156,021	4,676,881	166,456	2,375	148,210	135,184	6,278,506
Mortality and expense risk charges (note 2)		(8,343)	(41,668)	(1,285,896)	(80,186)	(13,130)	(131,616)	(233,249)	(2,439,888)

Net investment income (loss)		(7,239)	114,353	3,390,985	86,270	(10,755)	16,594	(98,065)	3,838,618
Realized gain (loss) on investments		15,559	170,875	801,143	36,114	(3)	(212,329)	3,216,148	(8,047,487)
Change in unrealized gain (loss) on investments		3,694	(31,484)	4,929,705	187,425	179,512	1,838,899	(2,547,635)	22,821,298

Net gain (loss) on investments		19,253	139,391	5,730,848	223,539	179,509	1,626,570	668,513	14,773,811

Reinvested capital gains		25,080	-	-	-	-	-	-	13,681,559

Net increase (decrease) in contract owners’ equity resulting from operations	$	37,094	253,744	9,121,833	309,809	168,754	1,643,164	570,448	32,293,988

Investment Activity:		FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS
Reinvested dividends	$	133,685	175,219	1,015	191,296	2,419	131,925	5,701	2,998
Mortality and expense risk charges (note 2)		(90,055)	(119,987)	(1,188)	(103,218)	(2,624)	(72,901)	(4,885)	(9,796)

Net investment income (loss)		43,630	55,232	(173)	88,078	(205)	59,024	816	(6,798)
Realized gain (loss) on investments		(328,302)	707,535	1,108	396,337	(722)	275,876	18,397	57,271
Change in unrealized gain (loss) on investments		672,548	87,569	3,250	408,979	13,537	472,428	16,310	65,438

Net gain (loss) on investments		344,246	795,104	4,358	805,316	12,815	748,304	34,707	122,709

Reinvested capital gains		312,136	144,611	853	112,591	1,627	59,084	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	700,012	994,947	5,038	1,005,985	14,237	866,412	38,287	115,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$747,213	7,771	2,512,357	3,648,410	1,326,310	176,067	22,871	263,824
Mortality and expense risk charges (note 2)	(1,754,952)	(43,469)	(503,982)	(655,549)	(704,256)	(411,817)	(112,411)	(158,945)

Net investment income (loss)	(1,007,739)	(35,698)	2,008,375	2,992,861	622,054	(235,750)	(89,540)	104,879
Realized gain (loss) on investments	10,496,309	158,906	(1,084,976)	(132,703)	1,596,311	1,779,111	(22,415)	158,806
Change in unrealized gain (loss) on investments	10,705,775	160,312	4,724,097	3,437,949	(1,032,107)	434,115	352,842	2,295,233

Net gain (loss) on investments	21,202,084	319,218	3,639,121	3,305,246	564,204	2,213,226	330,427	2,454,039

Reinvested capital gains	-	-	-	-	1,614,466	2,677,468	472,090	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	$20,194,345	283,520	5,647,496	6,298,107	2,800,724	4,654,944	712,977	2,606,968

Investment Activity:	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2
Reinvested dividends	$46,139	438,910	57,658	3,386,695	11,278	102,610	153,309	740
Mortality and expense risk charges (note 2)	(50,488)	(279,801)	(129,392)	(626,854)	(10,260)	(149,306)	(121,471)	(318)

Net investment income (loss)	(4,349)	159,109	(71,734)	2,759,841	1,018	(46,696)	31,838	422
Realized gain (loss) on investments	(364,688)	(2,574,884)	997,729	(1,136,842)	17,915	154,816	49,068	(1,117)
Change in unrealized gain (loss) on investments	824,528	6,723,028	1,664,721	4,019,195	50,059	1,964,911	859,667	4,406

Net gain (loss) on investments	459,840	4,148,144	2,662,450	2,882,353	67,974	2,119,727	908,735	3,289

Reinvested capital gains	9,057	79,665	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$464,548	4,386,918	2,590,716	5,642,194	68,992	2,073,031	940,573	3,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$228,256	3,327,008	118,052	616,729	476	-	234	-
Mortality and expense risk charges (note 2)	(88,493)	(601,040)	(44,650)	(254,405)	(3,251)	(4,943)	(897)	(16,465)

Net investment income (loss)	139,763	2,725,968	73,402	362,324	(2,775)	(4,943)	(663)	(16,465)
Realized gain (loss) on investments	47,854	1,512,368	94,371	(110,267)	10,098	27,660	363	(23,860)
Change in unrealized gain (loss) on investments	1,065,593	2,414,958	286,373	471,312	10,863	6,811	7,394	128,915

Net gain (loss) on investments	1,113,447	3,927,326	380,744	361,045	20,961	34,471	7,757	105,055

Reinvested capital gains	-	84,184	-	-	1,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253,210	6,737,478	454,146	723,369	19,548	29,528	7,094	88,590

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$18,057	19,326	1,579,403	995,560	29,159	963,268	16,856	42,178
Mortality and expense risk charges (note 2)	(88,151)	(32,784)	(852,489)	(534,092)	(28,057)	(1,102,796)	(45,637)	(103,219)

Net investment income (loss)	(70,094)	(13,458)	726,914	461,468	1,102	(139,528)	(28,781)	(61,041)
Realized gain (loss) on investments	265,344	60,842	(927,247)	2,771,845	88,236	930,063	79,872	969,411
Change in unrealized gain (loss) on investments	564,121	312,674	13,444,656	5,125,843	179,636	13,529,484	302,423	650,811

Net gain (loss) on investments	829,465	373,516	12,517,409	7,897,688	267,872	14,459,547	382,295	1,620,222

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$759,371	360,058	13,244,323	8,359,156	268,974	14,320,019	353,514	1,559,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$551	-	-	215,942	98,589	479,122	708,778	13,269
Mortality and expense risk charges (note 2)	(2,096)	(625,638)	(2,193)	(67,082)	(11,384)	(103,706)	(455,898)	(14,009)

Net investment income (loss)	(1,545)	(625,638)	(2,193)	148,860	87,205	375,416	252,880	(740)
Realized gain (loss) on investments	2,785	3,654,401	478	55,631	8,587	182,427	237,048	45,949
Change in unrealized gain (loss) on investments	23,429	4,987,237	19,170	152,317	30,322	(375,326)	1,236,380	(17,864)

Net gain (loss) on investments	26,214	8,641,638	19,648	207,948	38,909	(192,899)	1,473,428	28,085

Reinvested capital gains	-	-	-	41,583	-	178,796	-	63,221

Net increase (decrease) in contract owners’ equity resulting from operations	$24,669	8,016,000	17,455	398,391	126,114	361,313	1,726,308	90,566

Investment Activity:	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI
Reinvested dividends	$75,100	287,863	188	-	83,096	-	197	615
Mortality and expense risk charges (note 2)	(31,876)	(130,459)	(138)	(31,526)	(106,921)	(371)	(327)	(1,108)

Net investment income (loss)	43,224	157,404	50	(31,526)	(23,825)	(371)	(130)	(493)
Realized gain (loss) on investments	33,616	63,825	(596)	172,395	(68,905)	(247)	13,089	15,800
Change in unrealized gain (loss) on investments	102,417	305,182	2,275	(63,452)	1,012,573	(1,085)	(8,440)	(575)

Net gain (loss) on investments	136,033	369,007	1,679	108,943	943,668	(1,332)	4,649	15,225

Reinvested capital gains	54,683	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$233,940	847,979	1,729	77,417	919,843	(1,703)	4,519	14,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ
Reinvested dividends	$5,154	4,451	-	1,951	31,761	-	-	-
Mortality and expense risk charges (note 2)	(11,827)	(2,571)	(1,386)	(3,787)	(38,537)	(9,341)	(2,534)	(1,517)

Net investment income (loss)	(6,673)	1,880	(1,386)	(1,836)	(6,776)	(9,341)	(2,534)	(1,517)
Realized gain (loss) on investments	38,898	(444)	4,797	10,079	(126,269)	46,324	(11,193)	10,170
Change in unrealized gain (loss) on investments	36,751	24,826	16,580	70,048	596,070	(322)	42,869	10,588

Net gain (loss) on investments	75,649	24,382	21,377	80,127	469,801	46,002	31,676	20,758

Reinvested capital gains	-	-	-	-	-	17,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,976	26,262	19,991	78,291	463,025	54,240	29,142	19,241

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)

Net investment income (loss)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)
Realized gain (loss) on investments	20,392	110,172	27,382	116,006	109,404	2,161	528	649,179
Change in unrealized gain (loss) on investments	(3,569)	(35,615)	30,416	46,582	225,073	7,170	1,214	2,526,162

Net gain (loss) on investments	16,823	74,557	57,798	162,588	334,477	9,331	1,742	3,175,341

Reinvested capital gains	-	-	-	-	-	-	-	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	$15,139	68,344	53,196	152,243	311,088	8,336	1,462	3,387,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$31,924	-	222,951	2,058,537	709,096	2,934,415	636,016	189,519
Mortality and expense risk charges (note 2)	(21,202)	(248,215)	(311,601)	(2,017,830)	(527,991)	(1,060,148)	(1,201,463)	(193,059)

Net investment income (loss)	10,722	(248,215)	(88,650)	40,707	181,105	1,874,267	(565,447)	(3,540)
Realized gain (loss) on investments	132,987	(1,418,170)	(882,332)	1,921,224	2,227,263	1,513,484	6,797,849	56,369
Change in unrealized gain (loss) on investments	(47,403)	5,971,494	(1,527,949)	27,314,516	(226,844)	77,511	409,503	1,935,894

Net gain (loss) on investments	85,584	4,553,324	(2,410,281)	29,235,740	2,000,419	1,590,995	7,207,352	1,992,263

Reinvested capital gains	53,266	-	1,235,353	-	2,567,876	744,247	10,649,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,572	4,305,109	(1,263,578)	29,276,447	4,749,400	4,209,509	17,291,825	1,988,723

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$-	71,741	-	68,582	4,735,218	603,437	304,731	152,851
Mortality and expense risk charges (note 2)	(88,877)	(22,871)	(239,143)	(1,238,020)	(839,235)	(342,199)	(142,134)	(41,524)

Net investment income (loss)	(88,877)	48,870	(239,143)	(1,169,438)	3,895,983	261,238	162,597	111,327
Realized gain (loss) on investments	(331,224)	1,084	(5,446,507)	7,024,466	689,914	1,518,761	(2,008,603)	5,311
Change in unrealized gain (loss) on investments	423,008	42,766	4,480,134	(1,631,017)	7,317,699	991,128	3,178,270	(169,691)

Net gain (loss) on investments	91,784	43,850	(966,373)	5,393,449	8,007,613	2,509,889	1,169,667	(164,380)

Reinvested capital gains	-	2,421	1,257,006	8,123,967	-	1,970,962	110,534	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	$2,907	95,141	51,490	12,347,978	11,903,596	4,742,089	1,442,798	74,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	4,358	60,730	-	-	29,572	603,874
Mortality and expense risk charges (note 2)	(45,214)	(157,352)	(246,684)	(93,981)	(729,999)	(573,350)	(73,000)	(515,170)

Net investment income (loss)	(45,214)	(157,352)	(242,326)	(33,251)	(729,999)	(573,350)	(43,428)	88,704
Realized gain (loss) on investments	80,931	700,091	-	(354,533)	3,165,662	1,074,573	47,512	369,928
Change in unrealized gain (loss) on investments	38,839	(272,612)	-	1,651,739	8,054,879	712,618	603,667	3,195,112

Net gain (loss) on investments	119,770	427,479	-	1,297,206	11,220,541	1,787,191	651,179	3,565,040

Reinvested capital gains	330,117	1,358,391	-	-	4,612,332	1,191,119	432,601	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	$404,673	1,628,518	(242,326)	1,263,955	15,102,874	2,404,960	1,040,352	7,361,442

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR
Reinvested dividends	$232	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,978)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)

Net investment income (loss)	(3,746)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)
Realized gain (loss) on investments	35,599	367,404	1,480,930	(4,957,678)	2,124	296,939	12,901	1,282,315
Change in unrealized gain (loss) on investments	984	(159,584)	720,539	12,289,824	4,827	(139,590)	152,643	1,198,502

Net gain (loss) on investments	36,583	207,820	2,201,469	7,332,146	6,951	157,349	165,544	2,480,817

Reinvested capital gains	85	288,716	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,922	425,377	2,150,753	7,095,819	6,767	151,779	160,351	2,425,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		VWHAR	OVHI3	OVHI	OVHIS	AMRS
Reinvested dividends	$	-	158,942	8,933	3,753	-
Mortality and expense risk charges (note 2)		(135,685)	(8,853)	(514)	(239)	(14)

Net investment income (loss)		(135,685)	150,089	8,419	3,514	(14)
Realized gain (loss) on investments		1,438,506	(118,307)	(141,750)	(61,910)	758
Change in unrealized gain (loss) on investments		(2,152,832)	77,686	139,798	60,885	(624)

Net gain (loss) on investments		(714,326)	(40,621)	(1,952)	(1,025)	134

Reinvested capital gains		2,537,636	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,687,625	109,468	6,467	2,489	120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAB		BBCMAG		BBGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,897,349	31,250,863	(63)	-	(2,364)	(3,612)	(1,301)	(1,338)
Realized gain (loss) on investments	90,053,516	117,010,831	3	-	(70,912)	(110,960)	3,755	(362,420)
Change in unrealized gain (loss) on investments	457,010,471	(395,769,589)	829	-	129,668	67,258	96,402	317,845
Reinvested capital gains	139,698,470	34,433,189	6	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	713,659,806	(213,074,706)	775	-	56,392	(47,314)	98,856	(45,913)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,133,487	139,626,678	13,000	-	7,902	7,898	15,659	76,049
Transfers between funds	-	-	9,663	-	31	(13,825)	(25,621)	(7,930)
Redemptions (note 3)	(1,017,052,775)	(1,399,520,879)	-	-	(146,820)	(160,902)	(109,318)	(523,013)
Annuity benefits	(5,212,983)	(5,861,123)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166,309)	(179,324)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,062,216)	(1,628,046)	-	-	-	-	-	(172)
Adjustments to maintain reserves	(567,375)	(52,497)	1	-	(32)	(48)	(25)	(39)

Net equity transactions	(915,928,171)	(1,267,615,191)	22,664	-	(138,919)	(166,877)	(119,305)	(455,105)

Net change in contract owners’ equity	(202,268,365)	(1,480,689,897)	23,439	-	(82,527)	(214,191)	(20,449)	(501,018)
Contract owners’ equity beginning of period	6,061,567,903	7,542,257,800	-	-	517,872	732,063	779,932	1,280,950

Contract owners’ equity end of period	$5,859,299,538	6,061,567,903	23,439	-	435,345	517,872	759,483	779,932

CHANGES IN UNITS:
Beginning units	451,701,753	540,715,192	-	-	50,679	65,988	78,794	123,387
Units purchased	70,012,304	109,220,806	2,307	-	702	9,408	1,463	15,297
Units redeemed	(129,926,004)	(198,234,245)	-	-	(13,670)	(24,717)	(12,313)	(59,890)

Ending units	391,788,053	451,701,753	2,307	-	37,711	50,679	67,944	78,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA3		DSIF		DSRG		DSRGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,924	468,238	2,742,495	2,284,150	(97,127)	(69,948)	(823)	(965)
Realized gain (loss) on investments	288,184	420,723	8,904,080	15,166,022	1,921,539	1,991,785	3,880	1,889
Change in unrealized gain (loss) on investments	2,563,533	(3,689,282)	14,149,386	(16,619,845)	2,251,890	(1,856,998)	4,301	(2,688)
Reinvested capital gains	123,480	922,056	14,931,487	2,213,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,089,121	(1,878,265)	40,727,448	3,044,061	4,076,302	64,839	7,358	(1,764)

Equity transactions:
Purchase payments received from contract owners (note 3)	732,457	990,883	5,663,048	6,893,238	1,033,807	1,409,390	-	-
Transfers between funds	2,067,870	12,375,334	(8,538,985)	(13,172,185)	(1,668,548)	(417,481)	(463)	(5)
Redemptions (note 3)	(4,892,165)	(4,608,146)	(43,342,075)	(50,109,533)	(5,863,762)	(6,754,323)	(14,079)	(13,242)
Annuity benefits	(24,366)	(25,121)	(159,695)	(174,491)	(5,642)	(6,460)	-	-
Contract maintenance charges (note 2)	(343)	(206)	(8,145)	(8,615)	(2,897)	(3,139)	-	-
Contingent deferred sales charges (note 2)	(5,082)	(2,693)	(48,653)	(77,661)	(13,180)	(15,713)	-	-
Adjustments to maintain reserves	(388)	(313)	3,582	(284)	(8,323)	(2,182)	(14)	(18)

Net equity transactions	(2,122,017)	8,729,738	(46,430,923)	(56,649,531)	(6,528,545)	(5,789,908)	(14,556)	(13,265)

Net change in contract owners’ equity	967,104	6,851,473	(5,703,475)	(53,605,470)	(2,452,243)	(5,725,069)	(7,198)	(15,029)
Contract owners’ equity beginning of period	36,524,519	29,673,046	293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116

Contract owners’ equity end of period	$37,491,623	36,524,519	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

CHANGES IN UNITS:
Beginning units	2,904,957	2,250,841	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596
Units purchased	545,899	1,369,065	783,272	2,153,616	130,687	249,536	1,204	3
Units redeemed	(707,136)	(714,949)	(3,794,657)	(6,161,836)	(641,319)	(726,098)	(2,559)	(1,318)

Ending units	2,743,720	2,904,957	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5)	-	373	28	(4,772)	(6,076)	(5)	-
Realized gain (loss) on investments	-	-	(862)	(2,907)	11,854	(61,769)	-	-
Change in unrealized gain (loss) on investments	52	-	9,507	(7,007)	74,275	(20,383)	97	-
Reinvested capital gains	3	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50	-	9,018	(9,886)	81,357	(88,228)	92	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,931	-	366	-	4,760	48,555	-	-
Transfers between funds	188	-	22,888	95,349	264,384	510,711	12,272	-
Redemptions (note 3)	-	-	(4,704)	(23,771)	(79,550)	(96,248)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(10)	(38)	(53)	(4)	-

Net equity transactions	2,117	-	18,541	71,568	189,545	462,965	12,268	-

Net change in contract owners’ equity	2,167	-	27,559	61,682	270,902	374,737	12,360	-
Contract owners’ equity beginning of period	-	-	66,604	4,922	390,053	15,316	-	-

Contract owners’ equity end of period	$2,167	-	94,163	66,604	660,955	390,053	12,360	-

CHANGES IN UNITS:
Beginning units	-	-	7,372	477	35,238	1,356	-	-
Units purchased	212	-	2,819	23,029	36,857	120,204	1,240	-
Units redeemed	-	-	(950)	(16,134)	(22,843)	(86,322)	-	-

Ending units	212	-	9,241	7,372	49,252	35,238	1,240	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,037)	-	(17,653)	19,294	989	1,085	(530,407)	(908,766)
Realized gain (loss) on investments	(13,470)	-	1,177,465	1,065,140	467	168	1,934,711	9,916,193
Change in unrealized gain (loss) on investments	(13,657)	-	1,033,698	(972,511)	1,884	(7,916)	17,109,956	(16,882,728)
Reinvested capital gains	426	-	-	-	5,432	5,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,738)	-	2,193,510	111,923	8,772	(1,225)	18,514,260	(7,875,301)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,399	-	219,322	81,390	-	-	1,405,076	1,535,318
Transfers between funds	1,210,526	-	3,696,408	(27,496)	-	(32,415)	(1,219,027)	(10,972,314)
Redemptions (note 3)	(154,752)	-	(1,642,326)	(1,420,579)	(5,042)	(4,593)	(13,982,016)	(18,309,626)
Annuity benefits	(4,358)	-	(2,916)	(2,726)	(433)	(422)	(40,995)	(41,669)
Contract maintenance charges (note 2)	(26)	-	(363)	(360)	-	-	(2,285)	(2,470)
Contingent deferred sales charges (note 2)	(412)	-	(2,236)	(2,143)	-	-	(13,067)	(25,450)
Adjustments to maintain reserves	137	-	(300)	(2,167)	1	(1)	(968)	(113)

Net equity transactions	1,261,514	-	2,267,589	(1,374,081)	(5,474)	(37,431)	(13,853,282)	(27,816,324)

Net change in contract owners’ equity	1,224,776	-	4,461,099	(1,262,158)	3,298	(38,656)	4,660,978	(35,691,625)
Contract owners’ equity beginning of period	-	-	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

Contract owners’ equity end of period	$1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

CHANGES IN UNITS:
Beginning units	-	-	724,335	817,428	4,875	7,409	9,423,318	12,264,933
Units purchased	134,902	-	369,101	133,401	30	40	878,314	1,485,850
Units redeemed	(18,802)	-	(227,739)	(226,494)	(358)	(2,574)	(2,184,586)	(4,327,465)

Ending units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MMCGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,673)	(189,353)	(270,706)	(454,714)	(1,834)	(1,838)	(22,061)	(27,815)
Realized gain (loss) on investments	2,005,865	1,034,165	6,412,838	7,047,640	9,404	3,931	(9,036)	19,937
Change in unrealized gain (loss) on investments	677,474	(2,494,664)	(12,902,637)	(31,027,463)	9,141	(3,469)	192,773	(96,890)
Reinvested capital gains	-	-	10,488,863	631,886	8,944	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,410,666	(1,649,852)	3,728,358	(23,802,651)	25,655	(1,376)	161,676	(104,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,435	130,856	1,239,112	654,766	-	-	16,041	8,065
Transfers between funds	14,231,712	(536,299)	54,549,085	(2,233,720)	-	-	(56,706)	(126,732)
Redemptions (note 3)	(3,786,158)	(2,667,322)	(11,090,134)	(10,790,044)	(16,207)	(9,362)	(206,510)	(265,496)
Annuity benefits	(3,604)	(2,561)	(23,520)	(15,195)	(6,576)	(6,952)	-	-
Contract maintenance charges (note 2)	(732)	(610)	(1,897)	(1,300)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,750)	(1,530)	(11,263)	(9,600)	-	(23)	(15)	(446)
Adjustments to maintain reserves	119	(4,970)	(11,542)	(972)	(741)	(8)	(39)	(45)

Net equity transactions	10,830,022	(3,082,436)	44,649,841	(12,396,065)	(23,524)	(16,345)	(247,229)	(384,654)

Net change in contract owners’ equity	13,240,688	(4,732,288)	48,378,199	(36,198,716)	2,131	(17,721)	(85,553)	(489,422)
Contract owners’ equity beginning of period	15,088,542	19,820,830	44,525,428	80,724,144	170,920	188,641	1,214,048	1,703,470

Contract owners’ equity end of period	$28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

CHANGES IN UNITS:
Beginning units	3,262,667	3,870,859	3,758,384	4,560,947	13,950	15,259	135,789	175,231
Units purchased	3,155,780	34,493	4,834,183	41,566	72	70	2,347	1,523
Units redeemed	(1,198,726)	(642,685)	(1,568,179)	(844,129)	(1,763)	(1,379)	(27,597)	(40,965)

Ending units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDSC		MVFSC		MVIVSC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,358)	(19,699)	94,008	34,600	15,908	(4,403)	105,315	63,136
Realized gain (loss) on investments	162,311	74,101	2,351,741	(1,003,520)	14,172	79,348	52,604	639
Change in unrealized gain (loss) on investments	(98,673)	(265,583)	1,824,215	101,100	808,442	(148,204)	83,248	14,771
Reinvested capital gains	99,267	117,072	257,856	141,999	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,547	(94,109)	4,527,820	(725,821)	838,522	(73,259)	241,167	78,546

Equity transactions:
Purchase payments received from contract owners (note 3)	27,673	7,881	486,251	937,264	279,456	118,974	12,818	9,942
Transfers between funds	723,850	(42,359)	801,170	2,174,166	2,237,218	4,644,814	(345,348)	68,377
Redemptions (note 3)	(266,425)	(362,040)	(4,833,223)	(6,523,466)	(977,479)	(561,059)	(489,834)	(665,475)
Annuity benefits	-	-	(29,156)	(34,695)	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(907)	(954)	(40)	(23)	(70)	(65)
Contingent deferred sales charges (note 2)	(45)	(173)	(5,368)	(6,014)	(1,105)	(350)	(692)	(1,109)
Adjustments to maintain reserves	(78)	(73)	(354)	(416)	(196)	(9,716)	(89)	(200)

Net equity transactions	484,974	(396,764)	(3,581,587)	(3,454,115)	1,537,854	4,192,640	(823,215)	(588,530)

Net change in contract owners’ equity	630,521	(490,873)	946,233	(4,179,936)	2,376,376	4,119,381	(582,048)	(509,984)
Contract owners’ equity beginning of period	750,462	1,241,335	32,090,621	36,270,557	5,136,625	1,017,244	3,167,075	3,677,059

Contract owners’ equity end of period	$1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

CHANGES IN UNITS:
Beginning units	58,141	84,336	2,989,414	3,299,060	491,546	94,481	274,506	332,360
Units purchased	109,437	3,647	487,491	1,511,838	341,155	538,896	63,893	6,051,638
Units redeemed	(64,824)	(29,842)	(776,809)	(1,821,484)	(205,303)	(141,831)	(130,979)	(6,109,492)

Ending units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		MSEM		MSVMG		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,657	13,974	173,770	260,206	(890)	(864)	(7,896)	(7,886)
Realized gain (loss) on investments	(6,202)	(8,368)	217,103	14,723	703	8,976	55,009	87,782
Change in unrealized gain (loss) on investments	44,498	24,552	1,170,017	221,337	(2,311)	(10,584)	83,867	(40,768)
Reinvested capital gains	-	-	-	119,265	5,476	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,953	30,158	1,560,890	615,531	2,978	(2,451)	130,980	39,128

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	74,146	113,611	-	(14)	11,234	21,125
Transfers between funds	(7,072)	(8,638)	(175,608)	(497,998)	(93)	(18,232)	(27,635)	(73,057)
Redemptions (note 3)	(46,353)	(43,548)	(1,587,818)	(1,867,264)	(691)	(758)	(53,945)	(131,801)
Annuity benefits	(9,949)	(10,914)	(9,095)	(8,982)	(503)	(549)	(6,695)	(14,306)
Contract maintenance charges (note 2)	-	-	(237)	(257)	(5)	(5)	(131)	(111)
Contingent deferred sales charges (note 2)	-	(206)	(2,069)	(1,597)	-	26	-	22
Adjustments to maintain reserves	(4)	(25)	(596)	(170)	346	3,713	121	(890)

Net equity transactions	(63,378)	(63,331)	(1,701,277)	(2,262,657)	(946)	(15,819)	(77,051)	(199,018)

Net change in contract owners’ equity	(3,425)	(33,173)	(140,387)	(1,647,126)	2,032	(18,270)	53,929	(159,890)
Contract owners’ equity beginning of period	854,842	888,015	10,093,191	11,740,317	48,749	67,019	956,910	1,116,800

Contract owners’ equity end of period	$851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

CHANGES IN UNITS:
Beginning units	62,432	66,721	306,681	377,508	4,859	6,496	29,336	35,233
Units purchased	-	24	4,126	8,284	1	-	724	1,058
Units redeemed	(2,711)	(4,313)	(51,689)	(79,111)	(77)	(1,637)	(2,353)	(6,955)

Ending units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,913)	678,365	(28,065)	(12,878)	16,402	62,117	240,658	299,904
Realized gain (loss) on investments	1,887,398	795,050	51,321	20,877	1,767	(1,021,572)	999,801	1,118,235
Change in unrealized gain (loss) on investments	10,220,768	(2,450,456)	184,235	(49,907)	4,223,258	870,779	(364,026)	(315,415)
Reinvested capital gains	5,506,389	367,865	105,809	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,341,642	(609,176)	313,300	(34,476)	4,241,427	(88,676)	876,433	1,102,724

Equity transactions:
Purchase payments received from contract owners (note 3)	1,858,885	1,741,240	21,489	47,704	1,037,978	899,028	150,758	492,021
Transfers between funds	(7,537,639)	(10,420,021)	(11,838)	13,079	3,517,894	212,010	(196,154)	(1,597,826)
Redemptions (note 3)	(19,618,236)	(27,756,826)	(634,833)	(814,283)	(4,464,716)	(5,460,977)	(3,427,400)	(4,550,652)
Annuity benefits	(102,497)	(109,615)	-	-	(79,556)	(78,376)	(32,413)	(38,240)
Contract maintenance charges (note 2)	(3,841)	(3,892)	-	-	(1,152)	(1,181)	(327)	(357)
Contingent deferred sales charges (note 2)	(21,120)	(33,170)	(258)	(278)	(6,392)	(4,588)	(2,777)	(5,951)
Adjustments to maintain reserves	33,765	(7,110)	(95)	(88)	(275)	(279)	(261)	(394)

Net equity transactions	(25,390,683)	(36,589,394)	(625,535)	(753,866)	3,781	(4,434,363)	(3,508,574)	(5,701,399)

Net change in contract owners’ equity	(8,049,041)	(37,198,570)	(312,235)	(788,342)	4,245,208	(4,523,039)	(2,632,141)	(4,598,675)
Contract owners’ equity beginning of period	138,966,051	176,164,621	2,747,398	3,535,740	30,056,258	34,579,297	24,297,920	28,896,595

Contract owners’ equity end of period	$130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

CHANGES IN UNITS:
Beginning units	9,880,961	12,471,315	202,068	256,614	2,662,323	3,070,605	2,054,466	2,540,834
Units purchased	217,651	417,291	8,559	15,544	510,388	355,791	262,822	305,302
Units redeemed	(1,894,335)	(3,007,645)	(51,036)	(70,090)	(491,615)	(764,073)	(549,269)	(791,670)

Ending units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(59,970)	(36,244)	(359,209)	(367,315)	(18,778)	(22,976)	1,808,805	2,162,802
Realized gain (loss) on investments	(244,972)	(1,358,248)	(802,970)	(2,759,266)	1,037,885	(99,068)	(478,210)	(1,216,411)
Change in unrealized gain (loss) on investments	4,053,810	(853,577)	6,884,479	786,049	850,436	(295,421)	2,052,332	(68,509)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,748,868	(2,248,069)	5,722,300	(2,340,532)	1,869,543	(417,465)	3,382,927	877,882

Equity transactions:
Purchase payments received from contract owners (note 3)	404,971	469,596	731,595	1,092,732	776,099	413,304	38,665	93,630
Transfers between funds	330,528	(1,846,844)	(520,388)	3,340,934	353,646	779,271	(429,725)	(1,688,262)
Redemptions (note 3)	(3,101,095)	(4,073,859)	(5,476,498)	(7,427,009)	(2,190,180)	(1,689,973)	(3,857,387)	(5,744,265)
Annuity benefits	(17,153)	(18,432)	(51,204)	(57,003)	(43,302)	(53,076)	(15,599)	(15,327)
Contract maintenance charges (note 2)	(696)	(778)	(1,318)	(1,421)	(319)	(362)	(348)	(391)
Contingent deferred sales charges (note 2)	(3,576)	(6,800)	(8,077)	(10,122)	(2,511)	(2,564)	(1,403)	(4,297)
Adjustments to maintain reserves	(332)	(264)	2,941	(711)	(174)	(258)	(125)	(530)

Net equity transactions	(2,387,353)	(5,477,381)	(5,322,949)	(3,062,600)	(1,106,741)	(553,658)	(4,265,922)	(7,359,442)

Net change in contract owners’ equity	1,361,515	(7,725,450)	399,351	(5,403,132)	762,802	(971,123)	(882,995)	(6,481,560)
Contract owners’ equity beginning of period	19,390,934	27,116,384	37,132,308	42,535,440	12,306,612	13,277,735	27,242,599	33,724,159

Contract owners’ equity end of period	$20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

CHANGES IN UNITS:
Beginning units	1,877,500	2,352,559	3,807,910	4,103,841	1,374,546	1,421,023	1,499,037	1,905,594
Units purchased	338,517	279,143	354,624	1,019,681	276,713	355,549	4,443	9,777
Units redeemed	(556,132)	(754,202)	(841,014)	(1,315,612)	(383,664)	(402,026)	(222,072)	(416,334)

Ending units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GEM6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,124,060	2,310,840	(6,896)	(7,355)	(215,240)	(201,676)	(9,804)	(11,140)
Realized gain (loss) on investments	381,361	(68,101)	(84,247)	(182,450)	92,791	(5,901,629)	53,841	24,333
Change in unrealized gain (loss) on investments	1,386,952	(1,254,835)	263,682	(194,714)	4,536,231	(4,952,430)	38,384	(213,925)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,892,373	987,904	172,539	(384,519)	4,413,782	(11,055,735)	82,421	(200,732)

Equity transactions:
Purchase payments received from contract owners (note 3)	706,301	602,339	20,744	50,858	422,879	946,015	-	9,356
Transfers between funds	(169,402)	(284,755)	(38,955)	(162,184)	(4,321,654)	(6,710,212)	6,260	(39,380)
Redemptions (note 3)	(5,105,140)	(6,705,989)	(138,796)	(311,832)	(3,898,266)	(7,895,652)	(127,550)	(174,993)
Annuity benefits	(23,880)	(25,843)	(2,763)	(3,169)	(23,189)	(32,299)	-	-
Contract maintenance charges (note 2)	(326)	(331)	(35)	(63)	(1,992)	(2,386)	-	-
Contingent deferred sales charges (note 2)	(4,033)	(6,260)	(122)	(940)	(6,701)	(16,737)	(51)	(28)
Adjustments to maintain reserves	(519)	(495)	(50)	(62)	(1,756)	(40)	(28)	(29)

Net equity transactions	(4,596,999)	(6,421,334)	(159,977)	(427,392)	(7,830,679)	(13,711,311)	(121,369)	(205,074)

Net change in contract owners’ equity	(704,626)	(5,433,430)	12,562	(811,911)	(3,416,897)	(24,767,046)	(38,948)	(405,806)
Contract owners’ equity beginning of period	31,867,022	37,300,452	1,136,549	1,948,460	32,338,751	57,105,797	588,811	994,617

Contract owners’ equity end of period	$31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

CHANGES IN UNITS:
Beginning units	2,286,315	2,742,198	53,088	70,785	1,447,881	1,961,773	35,349	45,329
Units purchased	684,472	1,007,577	1,282	2,457	199,768	230,287	4,703	3,215
Units redeemed	(1,001,256)	(1,463,460)	(8,461)	(20,154)	(530,492)	(744,179)	(11,282)	(13,195)

Ending units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,515)	24,730	(63,815)	36,685	(619)	(12)	190,010	(426,679)
Realized gain (loss) on investments	(41,790)	33,704	562,321	(1,495,831)	(3,325)	(4,019)	1,162,866	2,396,508
Change in unrealized gain (loss) on investments	831,862	(770,978)	2,161,661	(1,154,206)	16,734	(6,873)	3,576,195	(12,503,510)
Reinvested capital gains	-	-	-	-	-	-	4,496,098	612,655

Net increase (decrease) in contract owners’ equity resulting from operations	777,557	(712,544)	2,660,167	(2,613,352)	12,790	(10,904)	9,425,169	(9,921,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,657	39,314	198,658	560,911	-	-	750,782	843,458
Transfers between funds	168,497	5,983,328	(1,217,443)	2,315,266	12,315	54,592	(4,887,700)	(3,073,960)
Redemptions (note 3)	(791,951)	(434,399)	(3,334,179)	(4,384,665)	(10,245)	(7,520)	(9,005,640)	(12,857,497)
Annuity benefits	(2,864)	(1,553)	(403)	(104)	(2,202)	(2,059)	(12,994)	(14,483)
Contract maintenance charges (note 2)	(114)	(73)	(576)	(584)	-	-	(1,250)	(1,543)
Contingent deferred sales charges (note 2)	(439)	(174)	(4,516)	(5,057)	-	-	(6,693)	(12,659)
Adjustments to maintain reserves	2,670	34,619	33,436	(8,071)	1	(3)	(21,970)	(415)

Net equity transactions	(552,544)	5,621,062	(4,325,023)	(1,522,304)	(131)	45,010	(13,185,465)	(15,117,099)

Net change in contract owners’ equity	225,013	4,908,518	(1,664,856)	(4,135,656)	12,659	34,106	(3,760,296)	(25,038,125)
Contract owners’ equity beginning of period	5,674,954	766,436	20,808,224	24,943,880	89,837	55,731	66,185,664	91,223,789

Contract owners’ equity end of period	$5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

CHANGES IN UNITS:
Beginning units	523,208	62,717	1,215,140	1,299,368	12,973	7,153	8,487,495	10,221,217
Units purchased	36,568	512,881	45,440	320,310	1,860	7,163	266,031	589,091
Units redeemed	(83,800)	(52,390)	(285,003)	(404,538)	(1,825)	(1,343)	(1,835,322)	(2,322,813)

Ending units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,789	(13,819)	(4,173)	25,015	32,650	121,153	6,233	68,331
Realized gain (loss) on investments	166,100	645,266	104,133	113,735	179,818	679,973	394,798	112,306
Change in unrealized gain (loss) on investments	209,208	(882,687)	143,967	(401,718)	518,711	(1,082,853)	191,385	(501,521)
Reinvested capital gains	-	-	89,121	40,893	117,386	60,931	84,438	34,750

Net increase (decrease) in contract owners’ equity resulting from operations	384,097	(251,240)	333,048	(222,075)	848,565	(220,796)	676,854	(286,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,355	124,711	85,111	165,050	263,528	249,811	82,301	466,686
Transfers between funds	898,702	1,213,521	(374,742)	263,006	1,683,974	336,108	337,615	503,122
Redemptions (note 3)	(459,244)	(628,009)	(412,613)	(252,561)	(1,393,331)	(2,199,408)	(743,070)	(1,112,453)
Annuity benefits	(611)	(628)	-	-	(4,550)	(5,700)	(1,006)	(1,019)
Contract maintenance charges (note 2)	(512)	(582)	(756)	(595)	(263)	21	(426)	(495)
Contingent deferred sales charges (note 2)	(2,376)	(2,141)	(1,928)	(1,609)	(1,721)	(3,564)	(3,091)	(1,660)
Adjustments to maintain reserves	(145)	(122)	(58)	(46)	(159)	(60)	(98)	(72)

Net equity transactions	509,169	706,750	(704,986)	173,245	547,478	(1,622,792)	(327,775)	(145,891)

Net change in contract owners’ equity	893,266	455,510	(371,938)	(48,830)	1,396,043	(1,843,588)	349,079	(432,025)
Contract owners’ equity beginning of period	3,596,599	3,141,089	2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819

Contract owners’ equity end of period	$4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

CHANGES IN UNITS:
Beginning units	381,863	318,693	306,028	289,171	806,397	962,233	581,248	580,022
Units purchased	161,394	289,015	13,090	87,914	256,676	360,980	97,012	141,247
Units redeemed	(110,872)	(225,845)	(90,424)	(71,057)	(202,334)	(516,816)	(128,062)	(140,021)

Ending units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCN2		NVCMD2		NVCMA2		NVCMC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	38,915	118,383	39,257	238,781	(10,944)	93,143	38,684	123,682
Realized gain (loss) on investments		62,643	289,345	789,237	1,688,917	232,437	498,370	127,228	179,438
Change in unrealized gain (loss) on investments		352,796	(424,227)	889,044	(2,782,112)	551,645	(1,197,270)	409,829	(493,829)
Reinvested capital gains		130,428	53,609	297,097	125,171	199,681	78,069	157,872	52,671

Net increase (decrease) in contract owners’ equity resulting from operations		584,782	37,110	2,014,635	(729,243)	972,819	(527,688)	733,613	(138,038)

Equity transactions:
Purchase payments received from contract owners (note 3)		221,564	177,145	453,393	843,269	472,320	440,375	381,831	409,521
Transfers between funds		(259,890)	1,741,381	388,653	1,447,362	(112,416)	743,852	86,397	941,343
Redemptions (note 3)		(2,184,751)	(1,152,381)	(2,123,338)	(3,149,311)	(1,215,069)	(1,034,974)	(1,100,818)	(1,062,366)
Annuity benefits		(32,053)	(30,989)	(55,361)	(60,418)	(76,791)	(78,103)	(3,733)	(5,413)
Contract maintenance charges (note 2)		(294)	(221)	(1,341)	(1,214)	(1,008)	(779)	(338)	(248)
Contingent deferred sales charges (note 2)		(3,437)	(1,104)	(3,824)	(3,443)	(1,522)	(3,190)	(1,307)	(290)
Adjustments to maintain reserves		6,120	5,159	(235)	(25,885)	(69)	(337)	(137)	(120)

Net equity transactions		(2,252,741)	738,990	(1,342,053)	(949,640)	(934,555)	66,844	(638,105)	282,427

Net change in contract owners’ equity		(1,667,959)	776,100	672,582	(1,678,883)	38,264	(460,844)	95,508	144,389
Contract owners’ equity beginning of period		10,069,911	9,293,811	18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574

Contract owners’ equity end of period	$	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

CHANGES IN UNITS:
Beginning units		876,996	807,699	1,828,979	1,912,124	715,736	703,800	824,921	798,523
Units purchased		289,652	768,647	502,464	612,929	109,088	282,342	93,616	221,089
Units redeemed		(482,528)	(699,350)	(626,482)	(696,074)	(196,941)	(270,406)	(146,952)	(194,691)

Ending units		684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,427	171,281	7,543	8,066	61,280	64,110	329,384	98,786
Realized gain (loss) on investments	302,473	100,750	22,256	9,397	126,803	34,723	2,604,752	(1,793,123)
Change in unrealized gain (loss) on investments	16,428	147,169	13,363	16,006	54,615	127,769	9,899,571	1,400,569
Reinvested capital gains	52,973	-	5,975	-	129,449	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552,301	419,200	49,137	33,469	372,147	231,692	12,833,707	(293,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,145	131,548	6,265	2,004	153,481	75,389	1,172,108	1,687,815
Transfers between funds	859,819	1,777,925	94,251	125,137	1,154,613	3,518,902	(2,474,688)	(4,051,845)
Redemptions (note 3)	(1,700,762)	(1,315,913)	(140,863)	(45,147)	(1,258,156)	(1,586,209)	(15,110,064)	(17,967,587)
Annuity benefits	(13,491)	(16,280)	-	-	(10,165)	(8,446)	(89,070)	(109,291)
Contract maintenance charges (note 2)	(335)	(331)	-	-	(84)	(61)	(6,758)	(7,520)
Contingent deferred sales charges (note 2)	(2,601)	(2,094)	(308)	(205)	(883)	(874)	(15,190)	(21,995)
Adjustments to maintain reserves	(234)	(172)	(21)	(9)	(150)	(121)	(1,348)	(1,587)

Net equity transactions	(549,459)	574,683	(40,676)	81,780	38,656	1,998,580	(16,525,010)	(20,472,010)

Net change in contract owners’ equity	2,842	993,883	8,461	115,249	410,803	2,230,272	(3,691,303)	(20,765,778)
Contract owners’ equity beginning of period	9,225,509	8,231,626	904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325

Contract owners’ equity end of period	$9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

CHANGES IN UNITS:
Beginning units	766,295	722,330	79,379	72,196	463,061	307,535	8,372,529	9,987,008
Units purchased	503,431	380,521	11,410	14,839	201,501	435,178	154,058	217,952
Units redeemed	(549,613)	(336,556)	(14,767)	(7,656)	(196,449)	(279,652)	(1,380,386)	(1,832,431)

Ending units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GBF2		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,033)	(5,111)	1,976,152	4,173,929	(3,889)	50,858	(144,403)	(141,493)
Realized gain (loss) on investments	(26,088)	(50,795)	2,136,203	352,878	72,364	50,663	2,112,701	2,718,191
Change in unrealized gain (loss) on investments	81,658	50,543	(6,786,423)	8,528,350	(181,347)	201,824	1,493,152	(3,102,540)
Reinvested capital gains	-	-	6,481,589	693,023	162,690	18,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,537	(5,363)	3,807,521	13,748,180	49,818	321,966	3,461,450	(525,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,009	-	3,213,595	2,591,277	8,474	33,554	561,295	803,860
Transfers between funds	(13,309)	(31,631)	(4,012,839)	(8,189,791)	(51,437)	(273,105)	304,172	1,187,579
Redemptions (note 3)	(109,133)	(110,323)	(32,180,724)	(43,853,866)	(1,324,788)	(2,174,926)	(3,973,008)	(4,881,868)
Annuity benefits	-	-	(186,593)	(194,681)	(688)	(687)	(6,679)	(6,611)
Contract maintenance charges (note 2)	-	-	(4,026)	(4,658)	-	-	(2,448)	(2,590)
Contingent deferred sales charges (note 2)	-	(84)	(35,254)	(36,010)	(337)	(844)	(4,248)	(6,673)
Adjustments to maintain reserves	(39)	22	(493)	(1,059)	113	29	(1,245)	(59)

Net equity transactions	(117,472)	(142,016)	(33,206,334)	(49,688,788)	(1,368,663)	(2,415,979)	(3,122,161)	(2,906,362)

Net change in contract owners’ equity	(64,935)	(147,379)	(29,398,813)	(35,940,608)	(1,318,845)	(2,094,013)	339,289	(3,432,204)
Contract owners’ equity beginning of period	475,742	623,121	220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509

Contract owners’ equity end of period	$410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

CHANGES IN UNITS:
Beginning units	45,677	59,096	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445
Units purchased	4,075	106	2,510,918	1,774,759	15,903	12,481	300,397	637,435
Units redeemed	(14,269)	(13,525)	(4,356,733)	(4,662,362)	(117,675)	(200,553)	(629,512)	(976,593)

Ending units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,830	94,456	113,559	265,044	35,527	45,715	6,033	9,619
Realized gain (loss) on investments	(440,621)	265,374	(4,973,056)	(4,733,651)	71,212	77,194	25,146	28,116
Change in unrealized gain (loss) on investments	1,000,600	(1,395,427)	10,310,917	2,423,366	222,600	(143,231)	69,595	(60,306)
Reinvested capital gains	-	-	-	-	51,866	5,315	12,712	884

Net increase (decrease) in contract owners’ equity resulting from operations	599,809	(1,035,597)	5,451,420	(2,045,241)	381,205	(15,007)	113,486	(21,687)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,012	58,777	861,151	836,394	101,200	39,061	26,796	123,063
Transfers between funds	(2,511,726)	4,029,646	(1,205,415)	(957,686)	728,177	970,111	129,707	69,079
Redemptions (note 3)	(288,580)	(738,160)	(3,954,065)	(7,443,131)	(463,412)	(602,968)	(200,100)	(266,857)
Annuity benefits	(999)	(2,050)	(113,109)	(108,139)	(1,826)	(1,837)	(1,168)	(1,170)
Contract maintenance charges (note 2)	(80)	(88)	(6,624)	(6,746)	(148)	(32)	(119)	(77)
Contingent deferred sales charges (note 2)	(881)	(1,047)	(19,205)	(33,150)	(229)	(619)	(1,999)	(771)
Adjustments to maintain reserves	(135)	(80)	(322)	(464)	(40)	(38)	(51)	(30)

Net equity transactions	(2,762,389)	3,346,998	(4,437,589)	(7,712,922)	363,722	403,678	(46,934)	(76,763)

Net change in contract owners’ equity	(2,162,580)	2,311,401	1,013,831	(9,758,163)	744,927	388,671	66,552	(98,450)
Contract owners’ equity beginning of period	5,435,586	3,124,185	39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422

Contract owners’ equity end of period	$3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

CHANGES IN UNITS:
Beginning units	701,900	345,841	2,902,862	3,478,795	349,250	317,412	73,171	78,659
Units purchased	94,549	605,348	512,812	381,283	82,240	119,622	14,863	19,117
Units redeemed	(435,988)	(249,289)	(820,576)	(957,216)	(53,900)	(87,784)	(17,697)	(24,605)

Ending units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$226,146	620,122	781,128	2,335,015	297,172	947,943	272,568	838,712
Realized gain (loss) on investments	163,471	(297,452)	(2,282,610)	(3,294,147)	(2,707,646)	(3,707,998)	(172,528)	(824,243)
Change in unrealized gain (loss) on investments	816,295	391,917	21,435,832	(1,491,985)	14,726,916	(752,315)	4,103,118	664,581
Reinvested capital gains	646,625	170,870	-	-	-	-	276,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,852,537	885,457	19,934,350	(2,451,117)	12,316,442	(3,512,370)	4,479,350	679,050

Equity transactions:
Purchase payments received from contract owners (note 3)	592,329	790,348	3,116,306	4,024,944	2,254,291	2,966,386	780,354	1,404,366
Transfers between funds	3,036,497	2,673,301	(3,535,321)	(5,112,383)	(2,600,800)	(4,665,571)	(1,083,453)	(1,358,547)
Redemptions (note 3)	(7,441,332)	(11,295,447)	(33,208,120)	(51,647,320)	(18,372,990)	(26,147,181)	(8,497,493)	(14,622,261)
Annuity benefits	(34,779)	(50,790)	(645,565)	(682,497)	(302,391)	(321,957)	(136,377)	(137,565)
Contract maintenance charges (note 2)	(1,052)	(1,150)	(11,658)	(11,936)	(13,764)	(15,337)	(3,225)	(3,656)
Contingent deferred sales charges (note 2)	(7,688)	(5,142)	(42,067)	(76,500)	(44,897)	(68,227)	(18,401)	(17,982)
Adjustments to maintain reserves	(471)	(12,089)	(4,518)	(7,139)	1,120	(3,252)	(46)	(116)

Net equity transactions	(3,856,496)	(7,900,969)	(34,330,943)	(53,512,831)	(19,079,431)	(28,255,139)	(8,958,641)	(14,735,761)

Net change in contract owners’ equity	(2,003,959)	(7,015,512)	(14,396,593)	(55,963,948)	(6,762,989)	(31,767,509)	(4,479,291)	(14,056,711)
Contract owners’ equity beginning of period	48,633,249	55,648,761	224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479

Contract owners’ equity end of period	$46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

CHANGES IN UNITS:
Beginning units	3,695,621	4,288,835	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482
Units purchased	714,789	629,719	658,854	823,638	219,608	446,203	248,024	389,239
Units redeemed	(1,001,266)	(1,222,933)	(3,001,619)	(4,651,786)	(1,510,328)	(2,441,840)	(869,344)	(1,460,537)

Ending units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG1		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(102,049)	(410,417)	(2,623,399)	(3,169,884)	30	32	(265,816)	109,834
Realized gain (loss) on investments	1,672,668	2,688,764	-	-	117	161	1,806,589	2,423,101
Change in unrealized gain (loss) on investments	6,565,448	(7,148,226)	-	-	5,294	(1,537)	5,322,966	(8,536,436)
Reinvested capital gains	6,418,782	1,642,981	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,554,849	(3,226,898)	(2,623,399)	(3,169,884)	5,441	(1,344)	6,863,739	(6,003,501)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,255,953	1,667,097	19,798,113	28,696,584	1,226	-	394,452	695,453
Transfers between funds	(6,343,905)	(2,965,487)	52,711,328	117,178,111	51,663	(416)	(1,735,951)	(1,738,541)
Redemptions (note 3)	(14,261,432)	(20,408,359)	(119,333,539)	(165,913,105)	-	-	(7,181,845)	(8,973,473)
Annuity benefits	(72,311)	(88,087)	(274,766)	(498,899)	-	-	(8,691)	(10,412)
Contract maintenance charges (note 2)	(2,439)	(2,853)	(3,940)	(4,366)	-	-	(1,447)	(1,580)
Contingent deferred sales charges (note 2)	(15,783)	(26,954)	(85,261)	(106,162)	-	-	(7,079)	(11,016)
Adjustments to maintain reserves	(628)	6,158	(11,356)	(10,419)	(12)	(2)	(524)	(474)

Net equity transactions	(19,440,545)	(21,818,485)	(47,199,421)	(20,658,256)	52,877	(418)	(8,541,085)	(10,040,043)

Net change in contract owners’ equity	(4,885,696)	(25,045,383)	(49,822,820)	(23,828,140)	58,318	(1,762)	(1,677,346)	(16,043,544)
Contract owners’ equity beginning of period	97,135,150	122,180,533	258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800

Contract owners’ equity end of period	$92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

CHANGES IN UNITS:
Beginning units	3,748,165	4,548,842	21,235,532	22,936,653	870	896	6,118,224	7,207,413
Units purchased	163,045	476,348	12,995,450	26,242,335	3,675	96	159,785	283,029
Units redeemed	(847,992)	(1,277,025)	(16,888,179)	(27,943,456)	(57)	(122)	(1,111,521)	(1,372,218)

Ending units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(23)	7	(71,638)	74,678	(6,320)	222	(169,232)	(315,475)
Realized gain (loss) on investments	(103)	(102)	(2,350,431)	(3,387,382)	(64,243)	(98,123)	723,827	634,688
Change in unrealized gain (loss) on investments	421	(337)	3,774,656	1,221,761	136,480	(386)	2,168,296	(1,250,747)
Reinvested capital gains	-	-	-	-	-	-	569,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	295	(432)	1,352,587	(2,090,943)	65,917	(98,287)	3,292,809	(931,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	178,748	287,589	394	1,267	289,126	355,935
Transfers between funds	-	-	(327,222)	(830,746)	148	(1,522)	(800,871)	(1,620,023)
Redemptions (note 3)	14	14	(1,374,162)	(2,397,421)	(36,372)	(87,233)	(3,424,154)	(5,175,353)
Annuity benefits	(186)	(212)	-	-	(9,354)	(12,241)	(30,177)	(34,584)
Contract maintenance charges (note 2)	-	-	(466)	(593)	-	-	(1,439)	(1,417)
Contingent deferred sales charges (note 2)	-	-	(2,864)	(3,430)	(7)	(142)	(6,741)	(8,064)
Adjustments to maintain reserves	(1)	-	(365)	(115)	1,147	(24)	(1,590)	(6,862)

Net equity transactions	(173)	(198)	(1,526,331)	(2,944,716)	(44,044)	(99,895)	(3,975,846)	(6,490,368)

Net change in contract owners’ equity	122	(630)	(173,744)	(5,035,659)	21,873	(198,182)	(683,037)	(7,421,902)
Contract owners’ equity beginning of period	1,990	2,620	9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698

Contract owners’ equity end of period	$2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

CHANGES IN UNITS:
Beginning units	195	212	712,738	905,151	32,579	39,415	2,538,927	3,235,185
Units purchased	1	1	124,783	76,046	2,676	1,054	263,513	398,659
Units redeemed	(17)	(18)	(233,589)	(268,459)	(4,805)	(7,890)	(658,816)	(1,094,917)

Ending units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,002)	(12,585)	15,767	(7,632)	(19,498)	(30,113)	(956,816)	(1,096,454)
Realized gain (loss) on investments	38,399	73,672	(22,564)	(86,987)	131,244	182,814	5,719,988	7,617,033
Change in unrealized gain (loss) on investments	30,395	(83,249)	1,168,951	(894,703)	379,900	(543,243)	(1,331,738)	(11,580,475)
Reinvested capital gains	12,892	-	-	282,809	-	118,986	7,806,377	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,684	(22,162)	1,162,154	(706,513)	491,646	(271,556)	11,237,811	(5,059,896)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,633	(18,101)	131,875	191,886	10,813	8,550	1,168,127	1,609,747
Transfers between funds	(35,569)	(149,711)	388,586	(136,524)	(69,447)	(515,390)	(3,693,233)	(5,413,692)
Redemptions (note 3)	(103,768)	(157,116)	(1,576,981)	(1,744,115)	(649,864)	(558,297)	(13,563,970)	(18,166,884)
Annuity benefits	(610)	(603)	(388)	(534)	(14,327)	(6,468)	(72,894)	(71,854)
Contract maintenance charges (note 2)	-	-	(168)	(229)	(16)	(20)	(3,367)	(3,417)
Contingent deferred sales charges (note 2)	(86)	-	(1,295)	(2,000)	(57)	(268)	(17,439)	(27,643)
Adjustments to maintain reserves	(35,876)	(23)	(324)	(542)	37,699	(134)	25,214	(600)

Net equity transactions	(138,276)	(325,554)	(1,058,695)	(1,692,058)	(685,199)	(1,072,027)	(16,157,562)	(22,074,343)

Net change in contract owners’ equity	(65,592)	(347,716)	103,459	(2,398,571)	(193,553)	(1,343,583)	(4,919,751)	(27,134,239)
Contract owners’ equity beginning of period	540,280	887,996	7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353

Contract owners’ equity end of period	$474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

CHANGES IN UNITS:
Beginning units	62,261	97,408	806,019	978,492	390,315	510,297	9,057,308	11,324,227
Units purchased	189	435	193,239	233,184	4,095	4,979	242,930	566,102
Units redeemed	(14,548)	(35,582)	(297,885)	(405,657)	(86,601)	(124,961)	(1,794,553)	(2,833,021)

Ending units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(76,776)	(88,355)	(46,627)	(245,423)	(267,591)	(312,143)	(6,447)	(8,626)
Realized gain (loss) on investments	388,477	685,093	2,569,169	3,359,910	898,874	(985,030)	4,938	(2,753)
Change in unrealized gain (loss) on investments	(102,103)	(957,891)	159,150	(5,489,242)	2,131,203	767,695	41,495	2,368
Reinvested capital gains	547,237	-	5,672,390	274,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,835	(361,153)	8,354,082	(2,099,803)	2,762,486	(529,478)	39,986	(9,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,940	113,576	702,057	834,915	430,837	459,657	-	853
Transfers between funds	(312,927)	(1,260,854)	(2,164,846)	(2,655,023)	(1,181,060)	(1,143,829)	25,418	(25,760)
Redemptions (note 3)	(677,750)	(664,660)	(9,342,860)	(11,658,201)	(3,659,959)	(5,080,333)	(121,724)	(99,481)
Annuity benefits	-	-	(22,114)	(20,566)	(7,887)	(8,498)	(32)	(32)
Contract maintenance charges (note 2)	-	-	(1,336)	(1,500)	(891)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(8,992)	(16,009)	(3,104)	(6,668)	(108)	(63)
Adjustments to maintain reserves	(70)	(80)	(723)	(302)	(552)	(688)	(41)	(42)

Net equity transactions	(939,807)	(1,812,018)	(10,838,814)	(13,516,686)	(4,422,616)	(5,781,329)	(96,487)	(124,525)

Net change in contract owners’ equity	(182,972)	(2,173,171)	(2,484,732)	(15,616,489)	(1,660,130)	(6,310,807)	(56,501)	(133,536)
Contract owners’ equity beginning of period	5,872,533	8,045,704	60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162

Contract owners’ equity end of period	$5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

CHANGES IN UNITS:
Beginning units	641,306	828,610	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561
Units purchased	25,644	44,535	134,230	311,157	149,307	423,172	2,588	2,044
Units redeemed	(117,900)	(231,839)	(1,145,690)	(1,625,203)	(436,377)	(832,823)	(12,014)	(14,727)

Ending units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(290,000)	(715,822)	(10,690)	(15,315)	(907,477)	(620,048)	(31,776)	(28,847)
Realized gain (loss) on investments	(2,415,600)	(3,384,670)	19,474	(84,476)	(5,816,670)	(7,073,506)	(81,912)	(310,641)
Change in unrealized gain (loss) on investments	19,379,035	(2,265,549)	132,737	35,117	19,453,972	637,574	324,374	206,915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,673,435	(6,366,041)	141,521	(64,674)	12,729,825	(7,055,980)	210,686	(132,573)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088,900	1,427,244	923	2,877	885,343	1,315,658	(1)	6,127
Transfers between funds	(3,924,376)	(4,543,260)	(24,517)	(192,117)	(4,005,654)	(5,913,682)	(7,027)	(56,810)
Redemptions (note 3)	(13,822,451)	(19,543,830)	(191,407)	(190,594)	(13,453,715)	(18,153,976)	(226,367)	(805,481)
Annuity benefits	(43,183)	(46,368)	(90)	(87)	(49,169)	(58,675)	-	-
Contract maintenance charges (note 2)	(2,236)	(3,284)	-	-	(2,625)	(3,215)	-	-
Contingent deferred sales charges (note 2)	(11,703)	(26,769)	(4)	(168)	(11,786)	(25,414)	(2)	(346)
Adjustments to maintain reserves	(1,102)	584	(9)	(26)	(45,772)	146	(69)	18

Net equity transactions	(16,716,151)	(22,735,683)	(215,104)	(380,115)	(16,683,378)	(22,839,158)	(233,466)	(856,492)

Net change in contract owners’ equity	(42,716)	(29,101,724)	(73,583)	(444,789)	(3,953,553)	(29,895,138)	(22,780)	(989,065)
Contract owners’ equity beginning of period	93,771,708	122,873,432	840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638

Contract owners’ equity end of period	$93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

CHANGES IN UNITS:
Beginning units	3,501,538	4,308,309	67,112	95,306	3,983,163	4,900,621	123,033	180,903
Units purchased	86,600	164,509	2,146	2,327	103,072	150,134	1,937	7,376
Units redeemed	(654,420)	(971,280)	(17,500)	(30,521)	(749,354)	(1,067,592)	(17,709)	(65,246)

Ending units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$843,565	2,026,721	7,765	53,424	(1,706,436)	(1,964,559)	(132,571)	(157,708)
Realized gain (loss) on investments	2,472,953	888,970	77,263	63,521	6,894,095	1,310,954	269,309	52,173
Change in unrealized gain (loss) on investments	3,209,477	(43,706)	160,584	(71,371)	57,222,440	(13,123,827)	1,320,959	(327,551)
Reinvested capital gains	-	-	-	-	-	1,506,699	-	38,300

Net increase (decrease) in contract owners’ equity resulting from operations	6,525,995	2,871,985	245,612	45,574	62,410,099	(12,270,733)	1,457,697	(394,786)

Equity transactions:
Purchase payments received from contract owners (note 3)	703,500	954,086	294,528	77,210	3,980,551	6,197,485	128,935	26,774
Transfers between funds	3,527,046	(1,618,783)	(750,669)	(2,352,960)	(17,637,828)	(39,340,123)	(238,390)	(964,564)
Redemptions (note 3)	(9,230,802)	(11,781,456)	(1,899,443)	(2,704,368)	(57,562,095)	(77,721,255)	(2,359,041)	(2,181,441)
Annuity benefits	(32,011)	(32,119)	(47,086)	(49,821)	(345,874)	(372,805)	(7,414)	(7,164)
Contract maintenance charges (note 2)	(575)	(641)	(159)	(135)	(13,604)	(14,688)	-	-
Contingent deferred sales charges (note 2)	(8,642)	(12,235)	(2,886)	(1,718)	(53,591)	(91,327)	(928)	(1,013)
Adjustments to maintain reserves	(689)	3,782	(176)	(228)	(4,872)	3,092	(1)	130

Net equity transactions	(5,042,173)	(12,487,366)	(2,405,891)	(5,032,020)	(71,637,313)	(111,339,621)	(2,476,839)	(3,127,278)

Net change in contract owners’ equity	1,483,822	(9,615,381)	(2,160,279)	(4,986,446)	(9,227,214)	(123,610,354)	(1,019,142)	(3,522,064)
Contract owners’ equity beginning of period	60,776,777	70,392,158	11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319

Contract owners’ equity end of period	$62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

CHANGES IN UNITS:
Beginning units	3,529,900	4,263,225	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222
Units purchased	624,672	660,832	123,223	422,215	589,116	896,751	16,251	8,761
Units redeemed	(894,459)	(1,394,157)	(339,208)	(892,752)	(5,260,485)	(8,779,148)	(182,541)	(234,775)

Ending units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVTIV3		EIF		NVRE1		ALVGIB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	56,090	61,610	9,783	37,080	(98,073)	(254,250)	(6,809)	(9,806)
Realized gain (loss) on investments		(96,155)	112,098	2,028,516	1,737,840	6,678,302	6,371,540	(62,940)	(93,990)
Change in unrealized gain (loss) on investments		564,600	(705,320)	1,686,887	(2,512,355)	(2,156,379)	(1,385,093)	255,934	169,396
Reinvested capital gains		58,833	3,935	-	-	8,596,787	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		583,368	(527,677)	3,725,186	(737,435)	13,020,637	5,130,530	186,185	65,600

Equity transactions:
Purchase payments received from contract owners (note 3)		58,102	153,471	310,451	373,266	903,154	1,274,330	30	-
Transfers between funds		806,951	252,644	(498,525)	684,950	(1,536,515)	(1,248,985)	42,873	(50,391)
Redemptions (note 3)		(486,782)	(560,553)	(3,154,321)	(5,002,889)	(13,210,987)	(17,107,749)	(235,857)	(179,669)
Annuity benefits		-	-	(36,177)	(37,476)	(49,385)	(43,355)	-	-
Contract maintenance charges (note 2)		(549)	(630)	(1,342)	(1,145)	(2,891)	(2,967)	-	-
Contingent deferred sales charges (note 2)		(2,022)	(1,977)	(5,889)	(6,263)	(15,031)	(25,603)	-	-
Adjustments to maintain reserves		(227)	(48)	(753)	(1,703)	(1,139)	(860)	(61)	(43)

Net equity transactions		375,473	(157,093)	(3,386,556)	(3,991,260)	(13,912,794)	(17,155,189)	(193,015)	(230,103)

Net change in contract owners’ equity		958,841	(684,770)	338,630	(4,728,695)	(892,157)	(12,024,659)	(6,830)	(164,503)
Contract owners’ equity beginning of period		3,140,657	3,825,427	22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373

Contract owners’ equity end of period	$	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	1,277,040	1,283,870

CHANGES IN UNITS:
Beginning units		266,383	281,143	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314
Units purchased		92,312	115,920	197,108	405,612	954,998	1,053,802	9,691	3,378
Units redeemed		(64,571)	(130,680)	(475,094)	(705,538)	(2,233,203)	(2,841,850)	(25,560)	(23,847)

Ending units		294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	102,976	118,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVPGB		ALVSVB		ACVIG		ACVIG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(18,763)	(24,010)	(86,127)	(112,991)	535,392	257,200	(1,109)	(7,967)
Realized gain (loss) on investments		18,259	43,051	151,342	313,846	(216,697)	(383,192)	(52,504)	(56,407)
Change in unrealized gain (loss) on investments		149,484	(85,395)	874,154	(1,299,380)	6,857,406	1,468,022	181,032	89,283
Reinvested capital gains		-	-	240,873	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		148,980	(66,354)	1,180,242	(1,098,525)	7,176,101	1,342,030	127,419	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)		4,802	3,762	193,660	134,518	695,536	923,946	35,048	675
Transfers between funds		(6,045)	(130,400)	(544,326)	30,964	145,281	(1,629,248)	17,981	(128,985)
Redemptions (note 3)		(216,322)	(366,022)	(1,519,801)	(1,571,546)	(9,003,443)	(10,540,728)	(249,371)	(335,113)
Annuity benefits		-	-	(34,444)	(36,212)	(22,598)	(25,290)	(403)	(381)
Contract maintenance charges (note 2)		-	-	(43)	(46)	(1,612)	(1,754)	-	-
Contingent deferred sales charges (note 2)		-	(49)	(570)	(1,049)	(7,873)	(12,699)	-	(241)
Adjustments to maintain reserves		(1,278)	(60)	(266)	(491)	(1,003)	125	51	42

Net equity transactions		(218,843)	(492,769)	(1,905,790)	(1,443,862)	(8,195,712)	(11,285,648)	(196,694)	(464,003)

Net change in contract owners’ equity		(69,863)	(559,123)	(725,548)	(2,542,387)	(1,019,611)	(9,943,618)	(69,275)	(439,094)
Contract owners’ equity beginning of period		1,049,090	1,608,213	7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957

Contract owners’ equity end of period	$	979,227	1,049,090	7,048,207	7,773,755	54,947,189	55,966,800	1,003,588	1,072,863

CHANGES IN UNITS:
Beginning units		104,755	151,328	630,824	751,905	4,001,635	4,808,008	97,513	139,202
Units purchased		1,774	1,759	105,235	313,422	299,825	204,792	5,377	1,673
Units redeemed		(21,524)	(48,332)	(237,479)	(434,503)	(815,071)	(1,011,165)	(21,518)	(43,362)

Ending units		85,005	104,755	498,580	630,824	3,486,389	4,001,635	81,372	97,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVI3		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$910,398	1,877,992	(3,233)	5,225	(922)	(421)	101,547	29,066
Realized gain (loss) on investments	1,795,963	817,750	14,324	170,437	6,556	4,662	397,125	1,084,722
Change in unrealized gain (loss) on investments	(10,111)	2,995,849	265,670	(413,572)	15,255	(23,951)	489,954	(1,663,985)
Reinvested capital gains	1,625,515	770,397	-	-	-	-	648,586	306,319

Net increase (decrease) in contract owners’ equity resulting from operations	4,321,765	6,461,988	276,761	(237,910)	20,889	(19,710)	1,637,212	(243,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	798,686	1,159,003	193,303	251,891	(250)	2,517	97,307	304,285
Transfers between funds	903,784	11,720,137	(271,145)	(125,582)	(2,162)	2,632	(206,989)	2,072,247
Redemptions (note 3)	(9,557,966)	(12,191,461)	(260,286)	(446,565)	(20,878)	(19,268)	(1,250,736)	(1,808,930)
Annuity benefits	(156,267)	(140,570)	(1,362)	(2,381)	(589)	(631)	-	-
Contract maintenance charges (note 2)	(550)	(945)	-	-	(12)	(17)	(383)	(400)
Contingent deferred sales charges (note 2)	(5,758)	(13,812)	(1,156)	(1,689)	-	(12)	(1,889)	(2,362)
Adjustments to maintain reserves	(699)	(1,410)	173	(303)	100	94	(221)	409

Net equity transactions	(8,018,770)	530,942	(340,473)	(324,629)	(23,791)	(14,685)	(1,362,911)	565,249

Net change in contract owners’ equity	(3,697,005)	6,992,930	(63,712)	(562,539)	(2,902)	(34,395)	274,301	321,371
Contract owners’ equity beginning of period	72,925,370	65,932,440	1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155

Contract owners’ equity end of period	$69,228,365	72,925,370	1,516,065	1,579,777	116,815	119,717	11,680,827	11,406,526

CHANGES IN UNITS:
Beginning units	4,977,859	4,962,733	111,870	131,890	9,402	10,476	958,698	914,061
Units purchased	974,156	2,096,334	8,889	15,186	76	1,379	133,130	481,355
Units redeemed	(1,508,101)	(2,081,208)	(31,115)	(35,206)	(1,834)	(2,453)	(239,911)	(436,718)

Ending units	4,443,914	4,977,859	89,644	111,870	7,644	9,402	851,917	958,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV2		ACVU1		ACVV		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$715	(2,933)	(1,263)	(4,264)	16,322	20,217	(169,538)	(125,533)
Realized gain (loss) on investments	(1,225)	(5,987)	69,989	2,350	24,153	(98,591)	1,924,971	2,728,537
Change in unrealized gain (loss) on investments	34,389	(19,760)	(17,278)	603	226,680	69,265	776,328	(2,794,290)
Reinvested capital gains	24,077	14,005	-	-	-	-	847,920	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	57,956	(14,675)	51,448	(1,311)	267,155	(9,109)	3,379,681	(126,289)

Equity transactions:
Purchase payments received from contract owners (note 3)	659	(1)	200	-	194,317	283,489	593,916	389,510
Transfers between funds	(23,760)	(11,582)	(264,696)	-	(96,126)	51,653	(656,004)	1,197,689
Redemptions (note 3)	(18,432)	(14,583)	(8,595)	(9,173)	(434,596)	(519,359)	(3,220,861)	(4,103,472)
Annuity benefits	(31,185)	(41,451)	-	-	(23)	-	(39,262)	(43,337)
Contract maintenance charges (note 2)	-	-	-	-	1	-	(1,327)	(1,123)
Contingent deferred sales charges (note 2)	-	(230)	-	-	(811)	(2,185)	(4,469)	(8,800)
Adjustments to maintain reserves	(1,105)	(7)	4	-	670	6,858	(393)	(604)

Net equity transactions	(73,823)	(67,854)	(273,087)	(9,173)	(336,568)	(179,544)	(3,328,400)	(2,570,137)

Net change in contract owners’ equity	(15,867)	(82,529)	(221,639)	(10,484)	(69,413)	(188,653)	51,281	(2,696,426)
Contract owners’ equity beginning of period	461,157	543,686	235,497	245,981	2,139,747	2,328,400	24,365,231	27,061,657

Contract owners’ equity end of period	$445,290	461,157	13,858	235,497	2,070,334	2,139,747	24,416,512	24,365,231

CHANGES IN UNITS:
Beginning units	33,862	38,845	22,767	23,615	108,358	117,661	1,559,234	1,716,152
Units purchased	1,614	469	83,223	-	9,047	9,426	303,818	460,476
Units redeemed	(7,031)	(5,452)	(104,793)	(848)	(25,141)	(18,729)	(497,921)	(617,394)

Ending units	28,445	33,862	1,197	22,767	92,264	108,358	1,365,131	1,559,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		DCAPS		DSC		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,724,538	342,974	16,599	(3,693)	(399)	(561)	1,571	1,033
Realized gain (loss) on investments	414,890	85,675	(5,431)	(16,797)	2,316	9,281	(11,928)	(9,243)
Change in unrealized gain (loss) on investments	3,755,580	4,286,498	92,804	123,769	5,079	(17,463)	18,475	(12,247)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,895,008	4,715,147	103,972	103,279	6,996	(8,743)	8,118	(20,457)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,340,875	1,166,023	752	11,181	1,487	1,527	-	-
Transfers between funds	4,071,721	8,106,920	14,960	59,391	(52)	(4,078)	-	-
Redemptions (note 3)	(9,344,431)	(10,539,930)	(310,355)	(422,935)	(23,213)	(35,309)	(32,018)	(13,843)
Annuity benefits	(50,007)	(49,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,296)	(1,333)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,633)	(13,194)	(1,447)	(140)	-	(15)	-	-
Adjustments to maintain reserves	(1,225)	(1,032)	(27)	(91)	(5)	(22)	11	(6)

Net equity transactions	(3,997,996)	(1,332,382)	(296,117)	(352,594)	(21,783)	(37,897)	(32,007)	(13,849)

Net change in contract owners’ equity	1,897,012	3,382,765	(192,145)	(249,315)	(14,787)	(46,640)	(23,889)	(34,306)
Contract owners’ equity beginning of period	63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

Contract owners’ equity end of period	$65,893,721	63,996,709	1,180,325	1,372,470	31,378	46,165	59,124	83,013

CHANGES IN UNITS:
Beginning units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345
Units purchased	831,000	955,974	7,733	24,296	136	3,109	-	-
Units redeemed	(1,021,974)	(1,038,406)	(30,382)	(52,668)	(2,170)	(6,500)	(2,394)	(893)

Ending units	3,631,658	3,822,632	88,355	111,004	2,740	4,774	4,058	6,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCA2S		FHIBS		FQB		FQBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,239)	(7,839)	114,353	164,554	3,390,985	5,358,032	86,270	172,771
Realized gain (loss) on investments	15,559	17,114	170,875	3,592	801,143	(374,374)	36,114	47,082
Change in unrealized gain (loss) on investments	3,694	(48,939)	(31,484)	(88,808)	4,929,705	(3,322,361)	187,425	(197,055)
Reinvested capital gains	25,080	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,094	(39,664)	253,744	79,338	9,121,833	1,661,297	309,809	22,798

Equity transactions:
Purchase payments received from contract owners (note 3)	1,405	675	15,589	6,333	983,919	1,238,389	39,624	3,834
Transfers between funds	(14,952)	(5,072)	99,560	174,040	(1,840,287)	(2,740,212)	(160,050)	170,113
Redemptions (note 3)	(193,574)	(66,878)	(430,668)	(586,768)	(15,430,596)	(23,850,354)	(707,007)	(1,442,566)
Annuity benefits	-	-	(207)	(197)	(73,399)	(75,309)	(712)	(707)
Contract maintenance charges (note 2)	-	-	-	-	(1,383)	(1,559)	-	-
Contingent deferred sales charges (note 2)	(1,151)	-	(55)	(709)	(8,812)	(21,429)	(52)	(307)
Adjustments to maintain reserves	(41)	(9)	31	(93)	3,233	(668)	91	31

Net equity transactions	(208,313)	(71,284)	(315,750)	(407,394)	(16,367,325)	(25,451,142)	(828,106)	(1,269,602)

Net change in contract owners’ equity	(171,219)	(110,948)	(62,006)	(328,056)	(7,245,492)	(23,789,845)	(518,297)	(1,246,804)
Contract owners’ equity beginning of period	496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

Contract owners’ equity end of period	$325,343	496,562	2,181,049	2,243,055	106,050,776	113,296,268	4,028,322	4,546,619

CHANGES IN UNITS:
Beginning units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803
Units purchased	543	217	14,097	19,131	588,019	434,428	10,851	22,351
Units redeemed	(20,401)	(6,966)	(31,769)	(42,267)	(1,510,621)	(1,942,042)	(71,893)	(116,334)

Ending units	30,241	50,099	113,545	131,217	5,823,950	6,746,552	284,778	345,820

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FCS		FNRS2		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,755)	(10,661)	16,594	(28,580)	(98,065)	(107,199)	3,838,618	2,746,479
Realized gain (loss) on investments	(3)	(74,130)	(212,329)	(48,752)	3,216,148	149,367	(8,047,487)	(10,102,212)
Change in unrealized gain (loss) on investments	179,512	(4,746)	1,838,899	(345,175)	(2,547,635)	(2,095,750)	22,821,298	7,362,541
Reinvested capital gains	-	-	-	-	-	-	13,681,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,754	(89,537)	1,643,164	(422,507)	570,448	(2,053,582)	32,293,988	6,808

Equity transactions:
Purchase payments received from contract owners (note 3)	5,872	7,326	1,129,890	1,490,643	465,590	892,351	2,726,839	3,068,096
Transfers between funds	(49,833)	(71,052)	(145,076)	(112,961)	(3,411,903)	706,885	(4,186,518)	(6,559,943)
Redemptions (note 3)	(237,389)	(153,561)	(1,825,205)	(3,123,499)	(3,435,503)	(4,080,751)	(35,093,679)	(39,639,507)
Annuity benefits	-	-	(132)	5	(23,851)	(18,867)	(149,559)	(158,222)
Contract maintenance charges (note 2)	-	-	(25)	(18)	(976)	(1,034)	(3,748)	(4,244)
Contingent deferred sales charges (note 2)	(14)	(23)	(7,154)	(15,503)	(6,094)	(7,273)	(26,384)	(43,717)
Adjustments to maintain reserves	(22)	(65)	(917)	3,634	(643)	(1,639)	1,036	779

Net equity transactions	(281,386)	(217,375)	(848,619)	(1,757,699)	(6,413,380)	(2,510,328)	(36,732,013)	(43,336,758)

Net change in contract owners’ equity	(112,632)	(306,912)	794,545	(2,180,206)	(5,842,932)	(4,563,910)	(4,438,025)	(43,329,950)
Contract owners’ equity beginning of period	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881	215,838,261	259,168,211

Contract owners’ equity end of period	$656,663	769,295	11,983,127	11,188,582	16,672,039	22,514,971	211,400,236	215,838,261

CHANGES IN UNITS:
Beginning units	61,512	76,877	545,334	627,694	2,263,082	2,554,064	14,580,614	17,468,381
Units purchased	473	2,384	21,758	34,215	459,261	1,124,827	494,088	776,189
Units redeemed	(19,766)	(17,749)	(59,392)	(116,575)	(1,109,928)	(1,415,809)	(2,752,326)	(3,663,956)

Ending units	42,219	61,512	507,700	545,334	1,612,415	2,263,082	12,322,376	14,580,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEI2		FF10S		FF10S2		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,630	14,618	55,232	102,254	(173)	(191)	88,078	76,646
Realized gain (loss) on investments	(328,302)	(480,890)	707,535	(1,073)	1,108	482	396,337	(77,005)
Change in unrealized gain (loss) on investments	672,548	435,445	87,569	(329,188)	3,250	(1,912)	408,979	(239,459)
Reinvested capital gains	312,136	-	144,611	53,279	853	298	112,591	31,484

Net increase (decrease) in contract owners’ equity resulting from operations	700,012	(30,827)	994,947	(174,728)	5,038	(1,323)	1,005,985	(208,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,035	9,148	116,098	94,913	27	-	490,083	308,712
Transfers between funds	(50,780)	(234,502)	352,617	2,595,734	10,730	-	1,631,053	926,685
Redemptions (note 3)	(1,071,802)	(1,422,519)	(1,730,265)	(1,575,444)	(3,874)	(2,836)	(1,233,940)	(1,246,588)
Annuity benefits	-	-	(7,185)	(8,393)	(5,808)	(5,798)	(5,132)	(7,730)
Contract maintenance charges (note 2)	-	-	(107)	(109)	-	-	(909)	(971)
Contingent deferred sales charges (note 2)	(524)	(1,330)	(682)	(2,753)	-	-	(14,606)	(8,254)
Adjustments to maintain reserves	(118)	42	(151)	(180)	1	-	(173)	(529)

Net equity transactions	(1,091,189)	(1,649,161)	(1,269,675)	1,103,768	1,076	(8,634)	866,376	(28,675)

Net change in contract owners’ equity	(391,177)	(1,679,988)	(274,728)	929,040	6,114	(9,957)	1,872,361	(237,009)
Contract owners’ equity beginning of period	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998	8,233,917	8,470,926

Contract owners’ equity end of period	$4,675,223	5,066,400	10,073,753	10,348,481	62,155	56,041	10,106,278	8,233,917

CHANGES IN UNITS:
Beginning units	459,405	604,329	915,875	819,834	4,823	5,528	763,176	767,233
Units purchased	12,564	14,050	171,430	328,846	830	19	214,020	176,359
Units redeemed	(103,101)	(158,974)	(281,633)	(232,805)	(789)	(724)	(140,657)	(180,416)

Ending units	368,868	459,405	805,672	915,875	4,864	4,823	836,539	763,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF20S2		FF30S		FF30S2		FGOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(205)	(74)	59,024	64,930	816	1,299	(6,798)	(7,455)
Realized gain (loss) on investments	(722)	(1,340)	275,876	163,154	18,397	(36,619)	57,271	(15,374)
Change in unrealized gain (loss) on investments	13,537	(3,449)	472,428	(530,600)	16,310	22,152	65,438	31,851
Reinvested capital gains	1,627	518	59,084	18,769	2,764	944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,237	(4,345)	866,412	(283,747)	38,287	(12,224)	115,911	9,022

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	294,919	164,435	(47)	-	63,690	54,183
Transfers between funds	-	-	212,562	2,380,020	(9,222)	6,046	335,460	67,496
Redemptions (note 3)	(3,493)	(6,068)	(907,756)	(1,136,635)	(18,154)	(19,316)	(187,235)	(207,032)
Annuity benefits	(8,354)	(8,477)	-	-	(15,287)	(26,389)	-	-
Contract maintenance charges (note 2)	-	16	(1,559)	(1,555)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9,503)	(5,346)	-	-	(535)	(1,138)
Adjustments to maintain reserves	-	(2)	(130)	(133)	(995)	(4)	(322)	344

Net equity transactions	(11,847)	(14,531)	(411,467)	1,400,786	(43,705)	(39,663)	211,058	(86,147)

Net change in contract owners’ equity	2,390	(18,876)	454,945	1,117,039	(5,418)	(51,887)	326,969	(77,125)
Contract owners’ equity beginning of period	134,787	153,663	6,195,674	5,078,635	311,288	363,175	650,728	727,853

Contract owners’ equity end of period	$137,177	134,787	6,650,619	6,195,674	305,870	311,288	977,697	650,728

CHANGES IN UNITS:
Beginning units	11,497	12,701	605,991	478,176	26,670	29,732	65,159	73,468
Units purchased	72	80	112,785	337,220	166	18,507	38,961	8,176
Units redeemed	(1,015)	(1,284)	(149,320)	(209,405)	(3,743)	(21,569)	(21,072)	(16,485)

Ending units	10,554	11,497	569,456	605,991	23,093	26,670	83,048	65,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FG2		FHIS		FHISR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,007,739)	(1,479,552)	(35,698)	(44,928)	2,008,375	2,673,799	2,992,861	3,565,022
Realized gain (loss) on investments	10,496,309	11,048,936	158,906	110,329	(1,084,976)	(1,629,820)	(132,703)	3,075,554
Change in unrealized gain (loss) on investments	10,705,775	(11,192,664)	160,312	(108,371)	4,724,097	522,628	3,437,949	(4,607,318)
Reinvested capital gains	-	600,523	-	9,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,194,345	(1,022,757)	283,520	(33,859)	5,647,496	1,566,607	6,298,107	2,033,258

Equity transactions:
Purchase payments received from contract owners (note 3)	2,549,727	3,664,485	12,193	17,132	179,848	208,033	938,889	875,536
Transfers between funds	(6,389,785)	(241,583)	(133,067)	36,903	(1,502,004)	(2,018,443)	3,246,988	(892,666)
Redemptions (note 3)	(23,342,846)	(27,823,174)	(280,073)	(501,473)	(6,725,622)	(10,603,795)	(5,183,042)	(6,873,996)
Annuity benefits	(83,929)	(91,879)	-	-	(15,405)	(15,182)	-	-
Contract maintenance charges (note 2)	(6,863)	(7,435)	-	-	(557)	(630)	(305)	(287)
Contingent deferred sales charges (note 2)	(19,724)	(36,628)	(154)	(481)	(2,809)	(7,803)	(3,189)	(5,596)
Adjustments to maintain reserves	(3,562)	(662)	(45)	(37)	(1,174)	(244)	(463)	(381)

Net equity transactions	(27,296,982)	(24,536,876)	(401,146)	(447,956)	(8,067,723)	(12,438,064)	(1,001,122)	(6,897,390)

Net change in contract owners’ equity	(7,102,637)	(25,559,633)	(117,626)	(481,815)	(2,420,227)	(10,871,457)	5,296,985	(4,864,132)
Contract owners’ equity beginning of period	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980	59,333,297	64,197,429

Contract owners’ equity end of period	$147,878,628	154,981,265	2,176,630	2,294,256	44,665,296	47,085,523	64,630,282	59,333,297

CHANGES IN UNITS:
Beginning units	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171	4,959,858	5,516,431
Units purchased	595,238	1,397,865	17,152	9,507	12,158	21,961	3,762,009	4,144,213
Units redeemed	(2,426,078)	(3,131,216)	(52,100)	(51,471)	(563,875)	(936,093)	(3,931,896)	(4,700,786)

Ending units	9,695,757	11,526,597	189,748	224,696	2,889,322	3,441,039	4,789,971	4,959,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FMC2		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$622,054	1,273,942	(235,750)	(457,384)	(89,540)	(137,225)	104,879	24,194
Realized gain (loss) on investments	1,596,311	858,832	1,779,111	656,225	(22,415)	(41,461)	158,806	523,375
Change in unrealized gain (loss) on investments	(1,032,107)	(86,490)	434,115	(5,614,047)	352,842	(731,892)	2,295,233	(3,930,486)
Reinvested capital gains	1,614,466	1,819,183	2,677,468	71,098	472,090	11,506	48,050	37,957

Net increase (decrease) in contract owners’ equity resulting from operations	2,800,724	3,865,467	4,654,944	(5,344,108)	712,977	(899,072)	2,606,968	(3,344,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,534	858,884	821,888	870,715	14,413	31,338	96,961	73,690
Transfers between funds	134,219	(2,213,864)	(3,168,250)	(3,823,575)	(60,806)	(217,936)	(661,647)	(951,589)
Redemptions (note 3)	(9,077,942)	(12,309,626)	(5,665,934)	(7,442,249)	(653,761)	(1,847,496)	(1,785,026)	(2,873,589)
Annuity benefits	(94,958)	(131,692)	(368)	(386)	(83,330)	(97,858)	(7,862)	(8,133)
Contract maintenance charges (note 2)	(1,587)	(1,736)	(1,092)	(1,180)	(115)	-	(103)	(111)
Contingent deferred sales charges (note 2)	(9,936)	(13,557)	(9,348)	(9,364)	(165)	(1,195)	(625)	(1,512)
Adjustments to maintain reserves	1,452	(567)	(370)	880	(778)	341	(41,917)	125

Net equity transactions	(7,932,218)	(13,812,158)	(8,023,474)	(10,405,159)	(784,542)	(2,132,806)	(2,400,219)	(3,761,119)

Net change in contract owners’ equity	(5,131,494)	(9,946,691)	(3,368,530)	(15,749,267)	(71,565)	(3,031,878)	206,749	(7,106,079)
Contract owners’ equity beginning of period	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590	14,533,560	21,639,639

Contract owners’ equity end of period	$59,170,732	64,302,226	33,893,278	37,261,808	5,909,147	5,980,712	14,740,309	14,533,560

CHANGES IN UNITS:
Beginning units	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256	1,153,475	1,404,565
Units purchased	736,725	1,077,648	330,826	926,720	4,966	13,332	2,101	3,099
Units redeemed	(1,290,560)	(2,103,430)	(1,037,224)	(1,834,244)	(36,913)	(108,022)	(175,797)	(254,189)

Ending units	3,975,975	4,529,810	2,847,168	3,553,566	225,619	257,566	979,779	1,153,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FO2R		FOSR		FVSS		FTVIS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,349)	(25,764)	159,109	19,945	(71,734)	(41,324)	2,759,841	2,460,546
Realized gain (loss) on investments	(364,688)	(361,741)	(2,574,884)	(2,960,978)	997,729	1,602,103	(1,136,842)	(1,751,601)
Change in unrealized gain (loss) on investments	824,528	(279,748)	6,723,028	(2,890,730)	1,664,721	(2,764,699)	4,019,195	(104,092)
Reinvested capital gains	9,057	7,343	79,665	65,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,548	(659,910)	4,386,918	(5,766,643)	2,590,716	(1,203,920)	5,642,194	604,853

Equity transactions:
Purchase payments received from contract owners (note 3)	26,902	16,164	326,776	853,253	122,535	238,526	734,595	793,142
Transfers between funds	756	(7,211)	(585,648)	(1,528,878)	78,663	(1,742,283)	5,129,242	3,033,534
Redemptions (note 3)	(553,414)	(835,935)	(4,281,477)	(5,438,703)	(1,680,677)	(2,230,665)	(7,068,034)	(7,569,567)
Annuity benefits	(148)	(162)	(37,534)	(50,525)	(12,111)	(13,387)	(62,496)	(78,023)
Contract maintenance charges (note 2)	-	-	(832)	(1,014)	(502)	(454)	(514)	(572)
Contingent deferred sales charges (note 2)	(94)	(741)	(4,294)	(9,012)	(1,868)	(3,605)	(6,731)	(5,407)
Adjustments to maintain reserves	(73)	(4)	386	(346)	(346)	(274)	(493)	(112)

Net equity transactions	(526,071)	(827,889)	(4,582,623)	(6,175,225)	(1,494,306)	(3,752,142)	(1,274,431)	(3,827,005)

Net change in contract owners’ equity	(61,523)	(1,487,799)	(195,705)	(11,941,868)	1,096,410	(4,956,062)	4,367,763	(3,222,152)
Contract owners’ equity beginning of period	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428	49,736,759	52,958,911

Contract owners’ equity end of period	$2,674,839	2,736,362	24,275,063	24,470,768	11,704,776	10,608,366	54,104,522	49,736,759

CHANGES IN UNITS:
Beginning units	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381	4,067,800	4,370,430
Units purchased	8,657	12,655	107,924	221,064	133,456	81,308	862,835	1,047,141
Units redeemed	(50,232)	(73,013)	(435,467)	(643,695)	(228,174)	(332,818)	(948,704)	(1,349,771)

Ending units	197,646	239,221	1,616,873	1,944,416	680,153	774,871	3,981,931	4,067,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,018	(56)	(46,696)	(70,881)	31,838	(20,240)	422	123
Realized gain (loss) on investments	17,915	6,211	154,816	4,960,357	49,068	1,797,198	(1,117)	477
Change in unrealized gain (loss) on investments	50,059	22,538	1,964,911	(5,857,628)	859,667	(3,748,153)	4,406	(3,827)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,992	28,693	2,073,031	(968,152)	940,573	(1,971,195)	3,711	(3,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(980)	191,668	504,630	96,919	147,869	-	-
Transfers between funds	(5,285)	85,888	(1,991,730)	(5,235,706)	3,153,148	(2,935,069)	(1,770)	-
Redemptions (note 3)	(44,015)	(15,276)	(2,244,826)	(3,211,677)	(1,326,648)	(1,956,437)	387	367
Annuity benefits	(59,770)	(58,880)	(27,425)	(34,520)	(19,185)	(20,908)	(2,356)	(3,029)
Contract maintenance charges (note 2)	(141)	-	(510)	(547)	(250)	(280)	(1)	-
Contingent deferred sales charges (note 2)	(47)	(89)	(3,089)	(3,471)	(1,701)	(1,873)	-	-
Adjustments to maintain reserves	(577)	(14)	(840)	(265)	(357)	(338)	(53)	(7)

Net equity transactions	(109,835)	10,649	(4,076,752)	(7,981,556)	1,901,926	(4,767,036)	(3,793)	(2,669)

Net change in contract owners’ equity	(40,843)	39,342	(2,003,721)	(8,949,708)	2,842,499	(6,738,231)	(82)	(5,896)
Contract owners’ equity beginning of period	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150	24,991	30,887

Contract owners’ equity end of period	$676,912	717,755	12,482,144	14,485,865	10,594,418	7,751,919	24,909	24,991

CHANGES IN UNITS:
Beginning units	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698	1,784	1,946
Units purchased	551	7,298	161,943	1,374,758	432,576	360,108	34	29
Units redeemed	(8,738)	(6,782)	(531,865)	(2,131,167)	(269,998)	(766,339)	(295)	(191)

Ending units	47,724	55,911	1,017,605	1,387,527	878,045	715,467	1,523	1,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		FTVFA2		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,763	50,515	2,725,968	2,643,973	73,402	(48,098)	362,324	648,523
Realized gain (loss) on investments	47,854	1,114,352	1,512,368	894,787	94,371	288,294	(110,267)	(59,754)
Change in unrealized gain (loss) on investments	1,065,593	(2,144,565)	2,414,958	(5,221,208)	286,373	(405,392)	471,312	(794,698)
Reinvested capital gains	-	-	84,184	386,748	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,253,210	(979,698)	6,737,478	(1,295,700)	454,146	(165,196)	723,369	(205,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,994	94,806	554,608	1,079,282	48,254	170,692	264,977	227,236
Transfers between funds	1,323,273	286,454	(2,191,316)	4,271,807	(533,533)	225,531	1,383,839	(2,217,601)
Redemptions (note 3)	(847,531)	(937,673)	(9,466,423)	(7,877,165)	(501,271)	(567,544)	(4,736,746)	(5,288,911)
Annuity benefits	(17,433)	(22,430)	(21,380)	(22,540)	(2,283)	(2,319)	(39,719)	(40,276)
Contract maintenance charges (note 2)	(135)	(152)	(539)	(589)	(68)	(73)	(516)	(597)
Contingent deferred sales charges (note 2)	(907)	(1,203)	(6,216)	(8,129)	(1,429)	(674)	(3,153)	(17,159)
Adjustments to maintain reserves	(287)	(209)	(440)	3,646	(152)	(188)	(365)	(1,642)

Net equity transactions	540,974	(580,407)	(11,131,706)	(2,553,688)	(990,482)	(174,575)	(3,131,683)	(7,338,950)

Net change in contract owners’ equity	1,794,184	(1,560,105)	(4,394,228)	(3,849,388)	(536,336)	(339,771)	(2,408,314)	(7,544,879)
Contract owners’ equity beginning of period	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633	22,807,083	30,351,962

Contract owners’ equity end of period	$9,040,822	7,246,638	50,332,270	54,726,498	3,583,526	4,119,862	20,398,769	22,807,083

CHANGES IN UNITS:
Beginning units	745,150	798,014	3,466,837	3,633,038	452,981	478,144	2,113,398	2,809,299
Units purchased	219,355	340,412	382,640	1,082,426	49,543	221,688	267,265	282,604
Units redeemed	(165,480)	(393,276)	(1,046,071)	(1,248,627)	(157,460)	(246,851)	(577,285)	(978,505)

Ending units	799,025	745,150	2,803,406	3,466,837	345,064	452,981	1,803,378	2,113,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMFAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,775)	(2,494)	(4,943)	(6,052)	(663)	(973)	(16,465)	(25,400)
Realized gain (loss) on investments	10,098	2,362	27,660	92,063	363	3,160	(23,860)	285,891
Change in unrealized gain (loss) on investments	10,863	(8,882)	6,811	(89,534)	7,394	(9,978)	128,915	(368,121)
Reinvested capital gains	1,362	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,548	(9,014)	29,528	(3,523)	7,094	(7,791)	88,590	(107,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,310	868	(16,448)	53,625	1,205	(1,587)	4,631	36,108
Transfers between funds	143	(2,837)	(31,625)	(49,127)	3,244	(598)	(73,197)	(119,243)
Redemptions (note 3)	(31,974)	(4,082)	(15,533)	(155,032)	(1,940)	(5,836)	(256,524)	(269,497)
Annuity benefits	-	-	651	(5,896)	-	-	(2,826)	(2,961)
Contract maintenance charges (note 2)	(17)	(17)	(39)	(39)	(7)	(3)	(14)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(90)	(259)
Adjustments to maintain reserves	-	(6)	345	158	(4)	(28)	(74)	(128)

Net equity transactions	(30,538)	(6,074)	(62,649)	(156,311)	2,498	(8,052)	(328,094)	(355,995)

Net change in contract owners’ equity	(10,990)	(15,088)	(33,121)	(159,834)	9,592	(15,843)	(239,504)	(463,625)
Contract owners’ equity beginning of period	184,483	199,571	290,341	450,175	46,304	62,147	1,278,907	1,742,532

Contract owners’ equity end of period	$173,493	184,483	257,220	290,341	55,896	46,304	1,039,403	1,278,907

CHANGES IN UNITS:
Beginning units	15,702	16,109	17,132	25,562	4,144	4,601	137,510	185,434
Units purchased	81	87	87	5,783	532	841	28,449	288,917
Units redeemed	(2,574)	(494)	(2,317)	(14,213)	(271)	(1,298)	(63,209)	(336,841)

Ending units	13,209	15,702	14,902	17,132	4,405	4,144	102,750	137,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVGR		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(70,094)	(76,036)	(13,458)	(22,980)	726,914	139,692	461,468	117,213
Realized gain (loss) on investments	265,344	669,607	60,842	66,277	(927,247)	1,000,530	2,771,845	6,398,466
Change in unrealized gain (loss) on investments	564,121	(1,023,629)	312,674	(102,915)	13,444,656	(8,792,391)	5,125,843	(11,277,489)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	759,371	(430,058)	360,058	(59,618)	13,244,323	(7,652,169)	8,359,156	(4,761,810)

Equity transactions:
Purchase payments received from contract owners (note 3)	80,063	87,260	372,461	575,543	1,498,540	1,883,559	106,423	150,105
Transfers between funds	(362,609)	28,762	(65,090)	(274,614)	(2,597,372)	(1,914,888)	(1,965,669)	(3,844,543)
Redemptions (note 3)	(1,037,443)	(1,175,821)	(699,066)	(793,868)	(11,395,311)	(15,773,275)	(6,611,537)	(10,894,228)
Annuity benefits	(3,584)	(3,888)	(79)	(5,360)	(39,823)	(49,979)	(39,209)	(42,704)
Contract maintenance charges (note 2)	(236)	(275)	-	-	(2,722)	(3,087)	(437)	(614)
Contingent deferred sales charges (note 2)	(837)	(1,055)	(1,910)	(4,531)	(13,692)	(27,692)	(2,012)	(7,781)
Adjustments to maintain reserves	(130)	(228)	1,120	(1,016)	(576)	(716)	(447)	(694)

Net equity transactions	(1,324,776)	(1,065,245)	(392,564)	(503,846)	(12,550,956)	(15,886,078)	(8,512,888)	(14,640,459)

Net change in contract owners’ equity	(565,405)	(1,495,303)	(32,506)	(563,464)	693,367	(23,538,247)	(153,732)	(19,402,269)
Contract owners’ equity beginning of period	8,269,888	9,765,191	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

Contract owners’ equity end of period	$7,704,483	8,269,888	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325

CHANGES IN UNITS:
Beginning units	634,052	717,855	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587
Units purchased	56,091	184,720	9,217	10,582	196,416	371,883	11,807	18,317
Units redeemed	(152,326)	(268,523)	(30,923)	(41,559)	(775,971)	(1,107,339)	(628,503)	(1,078,026)

Ending units	537,817	634,052	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGSS		OVGI		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,102	(14,657)	(139,528)	(240,341)	(28,781)	(31,706)	(61,041)	(42,798)
Realized gain (loss) on investments	88,236	332,840	930,063	4,046,357	79,872	64,628	969,411	349,445
Change in unrealized gain (loss) on investments	179,636	(504,231)	13,529,484	(5,003,334)	302,423	(88,797)	650,811	(358,156)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	268,974	(186,048)	14,320,019	(1,197,318)	353,514	(55,875)	1,559,181	(51,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	87	1,018,754	1,577,509	2,890	14,919	222,102	111,587
Transfers between funds	(63,097)	(46,663)	(3,934,847)	(2,715,096)	(81,473)	(12,218)	(361,837)	3,834,104
Redemptions (note 3)	(536,070)	(662,295)	(14,247,410)	(19,523,944)	(359,561)	(475,440)	(1,281,034)	(1,525,185)
Annuity benefits	(3,026)	(3,216)	(48,134)	(58,705)	-	-	(117)	(114)
Contract maintenance charges (note 2)	-	-	(2,221)	(2,050)	-	-	(195)	(187)
Contingent deferred sales charges (note 2)	(359)	(235)	(12,900)	(19,134)	-	(394)	(1,797)	(1,794)
Adjustments to maintain reserves	(9)	(60)	(963)	242	(45)	(66)	(245)	193

Net equity transactions	(602,561)	(712,382)	(17,227,721)	(20,741,178)	(438,189)	(473,199)	(1,423,123)	2,418,604

Net change in contract owners’ equity	(333,587)	(898,430)	(2,907,702)	(21,938,496)	(84,675)	(529,074)	136,058	2,367,095
Contract owners’ equity beginning of period	1,761,845	2,660,275	94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280

Contract owners’ equity end of period	$1,428,258	1,761,845	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375

CHANGES IN UNITS:
Beginning units	125,525	171,295	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790
Units purchased	-	-	538,160	2,425,784	2,284	6,725	678,707	1,497,941
Units redeemed	(39,906)	(45,770)	(1,714,737)	(4,016,205)	(38,900)	(49,863)	(840,089)	(1,224,274)

Ending units	85,619	125,525	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVAG		OVSB		OVSBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,545)	(1,532)	(625,638)	(707,355)	(2,193)	-	148,860	41,203
Realized gain (loss) on investments	2,785	1,408	3,654,401	4,291,259	478	-	55,631	11,058
Change in unrealized gain (loss) on investments	23,429	(8,289)	4,987,237	(3,242,085)	19,170	-	152,317	(149,435)
Reinvested capital gains	-	-	-	-	-	-	41,583	50,347

Net increase (decrease) in contract owners’ equity resulting from operations	24,669	(8,413)	8,016,000	341,819	17,455	-	398,391	(46,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	1,211,282	1,489,040	7,136	-	1,957	17,455
Transfers between funds	-	(18,990)	(1,089,846)	(3,423,126)	1,330,671	-	64,924	161,468
Redemptions (note 3)	(4,516)	(4,276)	(8,858,766)	(10,501,293)	(78,906)	-	(648,227)	(954,524)
Annuity benefits	(9,684)	(9,483)	(4,665)	(5,864)	-	-	(406)	-
Contract maintenance charges (note 2)	-	-	(3,560)	(4,003)	(2)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(11,851)	(21,694)	-	-	(134)	(476)
Adjustments to maintain reserves	2	(5)	(1,425)	(393)	15	-	(72)	192

Net equity transactions	(14,198)	(32,758)	(8,758,831)	(12,467,333)	1,258,914	-	(581,958)	(775,885)

Net change in contract owners’ equity	10,471	(41,171)	(742,831)	(12,125,514)	1,276,369	-	(183,567)	(822,712)
Contract owners’ equity beginning of period	156,394	197,565	54,194,836	66,320,350	-	-	3,665,294	4,488,006

Contract owners’ equity end of period	$166,865	156,394	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294

CHANGES IN UNITS:
Beginning units	11,138	13,564	4,099,641	5,038,472	-	-	235,323	284,422
Units purchased	87	86	279,674	694,544	144,997	-	21,886	35,990
Units redeemed	(997)	(2,512)	(872,420)	(1,633,375)	(19,361)	-	(57,829)	(85,089)

Ending units	10,228	11,138	3,506,895	4,099,641	125,636	-	199,380	235,323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$87,205	-	375,416	72,004	252,880	161,065	(740)	8,500
Realized gain (loss) on investments	8,587	-	182,427	401,419	237,048	194,329	45,949	65,244
Change in unrealized gain (loss) on investments	30,322	-	(375,326)	81,270	1,236,380	(478,868)	(17,864)	(23,714)
Reinvested capital gains	-	-	178,796	32,411	-	-	63,221	33,909

Net increase (decrease) in contract owners’ equity resulting from operations	126,114	-	361,313	587,104	1,726,308	(123,474)	90,566	83,939

Equity transactions:
Purchase payments received from contract owners (note 3)	94,584	-	87,725	148,602	847,081	615,728	163,550	111,866
Transfers between funds	3,531,027	-	(1,174,029)	4,196,871	8,326,948	12,740,108	60,348	470,220
Redemptions (note 3)	(76,621)	-	(1,556,576)	(2,051,634)	(6,323,620)	(8,438,806)	(327,263)	(303,697)
Annuity benefits	-	-	(1,560)	-	(32,999)	(20,226)	-	-
Contract maintenance charges (note 2)	(17)	-	(39)	(58)	(308)	(329)	-	-
Contingent deferred sales charges (note 2)	-	-	(392)	(3,073)	(3,560)	(4,834)	(1,942)	(1,049)
Adjustments to maintain reserves	(17)	-	374	(1,666)	1,029	(687)	9	(68)

Net equity transactions	3,548,956	-	(2,644,497)	2,289,042	2,814,571	4,890,954	(105,298)	277,272

Net change in contract owners’ equity	3,675,070	-	(2,283,184)	2,876,146	4,540,879	4,767,480	(14,732)	361,211
Contract owners’ equity beginning of period	-	-	9,987,017	7,110,871	37,988,236	33,220,756	1,216,314	855,103

Contract owners’ equity end of period	$3,675,070	-	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314

CHANGES IN UNITS:
Beginning units	-	-	790,240	602,956	3,301,266	2,894,543	86,160	66,930
Units purchased	364,841	-	120,070	663,991	1,232,335	2,288,543	42,809	76,320
Units redeemed	(19,365)	-	(324,199)	(476,707)	(1,002,590)	(1,881,820)	(49,802)	(57,090)

Ending units	345,476	-	586,111	790,240	3,531,011	3,301,266	79,167	86,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVTRA		PMVTRD		PVGIB		ACEG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	43,224	42,862	157,404	41,216	50	1	(31,526)	(24,958)
Realized gain (loss) on investments		33,616	62,923	63,825	(14,152)	(596)	(772)	172,395	141,430
Change in unrealized gain (loss) on investments		102,417	(79,007)	305,182	(115,089)	2,275	53	(63,452)	(212,800)
Reinvested capital gains		54,683	38,096	321,568	87,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		233,940	64,874	847,979	(909)	1,729	(718)	77,417	(96,328)

Equity transactions:
Purchase payments received from contract owners (note 3)		297,845	307,342	859,671	195,154	-	-	22,775	20,247
Transfers between funds		340,785	419,663	10,489,311	6,403,202	-	-	1,095,479	19,154
Redemptions (note 3)		(727,375)	(1,006,676)	(1,550,691)	(386,512)	(860)	(785)	(293,854)	(319,386)
Annuity benefits		-	-	-	-	-	-	(1,379)	-
Contract maintenance charges (note 2)		-	-	(95)	(6)	-	-	(5)	-
Contingent deferred sales charges (note 2)		(2,819)	(2,138)	(1,091)	(102)	-	-	-	(87)
Adjustments to maintain reserves		(678)	1,055	(313)	(2,843)	1	(3)	222	(58)

Net equity transactions		(92,242)	(280,754)	9,796,792	6,208,893	(859)	(788)	823,238	(280,130)

Net change in contract owners’ equity		141,698	(215,880)	10,644,771	6,207,984	870	(1,506)	900,655	(376,458)
Contract owners’ equity beginning of period		2,705,068	2,920,948	6,207,984	-	10,123	11,629	1,140,716	1,517,174

Contract owners’ equity end of period	$	2,846,766	2,705,068	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716

CHANGES IN UNITS:
Beginning units		189,504	209,787	619,895	-	950	1,028	113,135	138,423
Units purchased		49,588	72,662	1,446,425	811,883	13	12	129,394	8,655
Units redeemed		(55,005)	(92,945)	(513,005)	(191,988)	(86)	(90)	(53,857)	(33,943)

Ending units		184,087	189,504	1,553,315	619,895	877	950	188,672	113,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACC2		ACEG		AVBV2		AVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,825)	(30,982)	(371)	-	(130)	(445)	(493)	(2,743)
Realized gain (loss) on investments		(68,905)	(44,788)	(247)	-	13,089	1,091	15,800	45,669
Change in unrealized gain (loss) on investments		1,012,573	(154,306)	(1,085)	-	(8,440)	(3,913)	(575)	(42,945)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		919,843	(230,076)	(1,703)	-	4,519	(3,267)	14,732	(19)

Equity transactions:
Purchase payments received from contract owners (note 3)		12,380	59,031	514	-	(4,631)	-	171	19,040
Transfers between funds		(226,048)	(288,118)	52,515	-	(28,904)	-	-	(191,649)
Redemptions (note 3)		(1,051,281)	(1,383,380)	(6,533)	-	(2,802)	(1,679)	(97,769)	(167,782)
Annuity benefits		(5,080)	(4,986)	-	-	4,703	(4,378)	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(264)	(229)	-	-	-	(13)	-	-
Adjustments to maintain reserves		(71)	(54)	6	-	(37,134)	49	(11)	(13)

Net equity transactions		(1,270,364)	(1,617,736)	46,502	-	(68,768)	(6,021)	(97,609)	(340,404)

Net change in contract owners’ equity		(350,521)	(1,847,812)	44,799	-	(64,249)	(9,288)	(82,877)	(340,423)
Contract owners’ equity beginning of period		5,941,451	7,789,263	-	-	64,249	73,537	147,542	487,965

Contract owners’ equity end of period	$	5,590,930	5,941,451	44,799	-	-	64,249	64,665	147,542

CHANGES IN UNITS:
Beginning units		512,532	647,015	-	-	6,785	7,408	11,470	37,621
Units purchased		8,699	9,092	5,311	-	-	-	12	7,558
Units redeemed		(109,195)	(143,575)	(681)	-	(6,785)	(623)	(7,044)	(33,709)

Ending units		412,036	512,532	4,630	-	-	6,785	4,438	11,470

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVCE2		IVKEI1		IVHS		IVRE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,673)	(8,966)	1,880	(1,102)	(1,386)	(1,174)	(1,836)	7,869
Realized gain (loss) on investments		38,898	35,631	(444)	(2,353)	4,797	17,447	10,079	45,421
Change in unrealized gain (loss) on investments		36,751	(39,212)	24,826	(20,687)	16,580	(14,498)	70,048	(87,399)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		68,976	(12,547)	26,262	(24,142)	19,991	1,775	78,291	(34,109)

Equity transactions:
Purchase payments received from contract owners (note 3)		316	67,698	626	2,449	22,124	16,079	50,217	63,374
Transfers between funds		(7,382)	3,350	(67)	285,879	66,008	48,130	27,606	34,579
Redemptions (note 3)		(123,190)	(220,680)	(24,038)	(25,541)	(16,916)	(83,999)	(67,034)	(116,363)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(29)	(61)	-	(9)	(28)	(19)	(166)	(141)
Adjustments to maintain reserves		(28)	(17)	(2)	(13)	10	(61)	(154)	(8)

Net equity transactions		(130,313)	(149,710)	(23,481)	262,765	71,198	(19,870)	10,469	(18,559)

Net change in contract owners’ equity		(61,337)	(162,257)	2,781	238,623	91,189	(18,095)	88,760	(52,668)
Contract owners’ equity beginning of period		645,547	807,804	238,623	-	84,962	103,057	289,925	342,593

Contract owners’ equity end of period	$	584,210	645,547	241,404	238,623	176,151	84,962	378,685	289,925

CHANGES IN UNITS:
Beginning units		63,040	77,258	26,106	-	7,570	9,435	31,564	34,474
Units purchased		437	10,811	65	28,896	7,047	5,607	8,470	26,330
Units redeemed		(12,306)	(25,029)	(2,464)	(2,790)	(1,491)	(7,472)	(7,475)	(29,240)

Ending units		51,171	63,040	23,707	26,106	13,126	7,570	32,559	31,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VYDS		ROCMC		SBLD		SBLJ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,776)	(20,286)	(9,341)	11,586	(2,534)	(2,676)	(1,517)	(1,588)
Realized gain (loss) on investments		(126,269)	(81,482)	46,324	(23,929)	(11,193)	(1,727)	10,170	16,846
Change in unrealized gain (loss) on investments		596,070	(220,595)	(322)	(127,419)	42,869	(33,746)	10,588	(22,024)
Reinvested capital gains		-	-	17,579	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		463,025	(322,363)	54,240	(139,762)	29,142	(38,149)	19,241	(6,766)

Equity transactions:
Purchase payments received from contract owners (note 3)		66,102	43,077	103,371	174,479	41,796	40,420	12,115	14,135
Transfers between funds		(42,019)	(185,887)	(137,359)	(132,571)	(24,546)	6,706	998	(404)
Redemptions (note 3)		(584,472)	(892,990)	(63,078)	(123,274)	(103,447)	(20,973)	(38,684)	(26,698)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		-	(1,106)	(410)	(1,009)	(1,014)	(54)	(43)	(73)
Adjustments to maintain reserves		(95)	(91)	85	(202)	(17)	65	(20)	3

Net equity transactions		(560,484)	(1,036,997)	(97,391)	(82,577)	(87,228)	26,164	(25,634)	(13,037)

Net change in contract owners’ equity		(97,459)	(1,359,360)	(43,151)	(222,339)	(58,086)	(11,985)	(6,393)	(19,803)
Contract owners’ equity beginning of period		3,264,930	4,624,290	838,766	1,061,105	228,895	240,880	134,874	154,677

Contract owners’ equity end of period	$	3,167,471	3,264,930	795,615	838,766	170,809	228,895	128,481	134,874

CHANGES IN UNITS:
Beginning units		294,187	383,725	75,757	83,270	26,678	23,376	15,074	16,355
Units purchased		5,793	5,326	7,595	12,510	1,933	4,746	976	2,604
Units redeemed		(51,556)	(94,864)	(15,813)	(20,023)	(11,349)	(1,444)	(3,492)	(3,885)

Ending units		248,424	294,187	67,539	75,757	17,262	26,678	12,558	15,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLN		SBLO		SBLP		SBLQ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,684)	(1,284)	(6,213)	(9,582)	(4,602)	(4,066)	(10,345)	(11,376)
Realized gain (loss) on investments		20,392	2,808	110,172	116,231	27,382	53,502	116,006	90,788
Change in unrealized gain (loss) on investments		(3,569)	(1,474)	(35,615)	(134,605)	30,416	(49,023)	46,582	(147,371)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,139	50	68,344	(27,956)	53,196	413	152,243	(67,959)

Equity transactions:
Purchase payments received from contract owners (note 3)		9,640	10,634	49,595	99,619	49,893	65,670	79,344	107,205
Transfers between funds		68,866	2,054	(504,978)	276,327	91,484	89,233	(92,063)	125,388
Redemptions (note 3)		(4,803)	(53,078)	(108,468)	(627,642)	(128,100)	(162,548)	(201,709)	(337,262)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(44)	(155)	(261)	(705)	(1,134)	(314)	(974)	(1,639)
Adjustments to maintain reserves		(45)	3	(151)	257	(81)	126	292	(107)

Net equity transactions		73,599	(40,557)	(564,263)	(252,144)	12,062	(7,833)	(215,110)	(106,415)

Net change in contract owners’ equity		88,738	(40,507)	(495,919)	(280,100)	65,258	(7,420)	(62,867)	(174,374)
Contract owners’ equity beginning of period		96,775	137,282	774,297	1,054,397	416,021	423,441	921,474	1,095,848

Contract owners’ equity end of period	$	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

CHANGES IN UNITS:
Beginning units		8,621	12,170	76,596	98,721	29,110	29,311	73,734	82,673
Units purchased		12,336	816	7,789	25,647	15,817	15,387	18,327	31,752
Units redeemed		(6,201)	(4,365)	(60,246)	(47,772)	(15,263)	(15,588)	(33,911)	(40,691)

Ending units		14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLV		SBLX		SBLY		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,389)	(24,841)	(995)	(1,135)	(280)	(249)	(184,436)	(54,989)
Realized gain (loss) on investments		109,404	67,984	2,161	21,651	528	3,011	649,179	64,029
Change in unrealized gain (loss) on investments		225,073	(245,990)	7,170	(24,049)	1,214	(4,554)	2,526,162	(248,121)
Reinvested capital gains		-	-	-	-	-	-	396,572	-

Net increase (decrease) in contract owners’ equity resulting from operations		311,088	(202,847)	8,336	(3,533)	1,462	(1,792)	3,387,477	(239,081)

Equity transactions:
Purchase payments received from contract owners (note 3)		281,796	331,775	14,978	22,795	8,624	5,418	510,492	225,094
Transfers between funds		(6,611)	11,961	(13,055)	(9,890)	1,650	17,299	11,708,455	7,469,835
Redemptions (note 3)		(331,702)	(625,053)	-	(44,088)	-	(25,045)	(1,728,263)	(1,008,126)
Annuity benefits		-	-	-	-	-	-	(8,589)	(226)
Contract maintenance charges (note 2)		-	-	-	-	-	-	(247)	(49)
Contingent deferred sales charges (note 2)		(1,266)	(2,891)	(35)	(466)	(2)	(78)	(1,680)	(641)
Adjustments to maintain reserves		557	158	(1)	(48)	(16)	14	(269)	(602)

Net equity transactions		(57,226)	(284,050)	1,887	(31,697)	10,256	(2,392)	10,479,899	6,685,285

Net change in contract owners’ equity		253,862	(486,897)	10,223	(35,230)	11,718	(4,184)	13,867,376	6,446,204
Contract owners’ equity beginning of period		1,920,046	2,406,943	81,932	117,162	16,622	20,806	7,809,879	1,363,675

Contract owners’ equity end of period	$	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

CHANGES IN UNITS:
Beginning units		165,613	189,899	8,735	12,090	1,849	2,191	674,188	129,181
Units purchased		38,517	37,571	1,447	4,815	1,349	1,531	1,316,381	1,047,393
Units redeemed		(42,262)	(61,857)	(1,277)	(8,170)	(317)	(1,873)	(543,249)	(502,386)

Ending units		161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHAS		VWEM		VWHA		WRASP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	10,722	-	(248,215)	2,639	(88,650)	26,117	40,707	(185,881)
Realized gain (loss) on investments		132,987	-	(1,418,170)	(1,014,141)	(882,332)	1,225,700	1,921,224	13,379,146
Change in unrealized gain (loss) on investments		(47,403)	-	5,971,494	(3,649,755)	(1,527,949)	(4,078,889)	27,314,516	(29,630,335)
Reinvested capital gains		53,266	-	-	-	1,235,353	201,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		149,572	-	4,305,109	(4,661,257)	(1,263,578)	(2,625,082)	29,276,447	(16,437,070)

Equity transactions:
Purchase payments received from contract owners (note 3)		327,599	-	290,943	138,170	142,371	161,059	1,720,766	2,978,176
Transfers between funds		3,386,205	-	16,656,279	(827,666)	27,277,177	(550,324)	(7,582,824)	(3,020,228)
Redemptions (note 3)		(229,985)	-	(2,477,707)	(2,284,405)	(5,995,369)	(1,843,788)	(29,918,806)	(51,489,524)
Annuity benefits		-	-	(161)	(183)	(4,273)	(18,536)	(43,583)	(41,252)
Contract maintenance charges (note 2)		(32)	-	(299)	(311)	(232)	(67)	(483)	(366)
Contingent deferred sales charges (note 2)		(280)	-	(2,453)	(2,278)	(1,930)	(4,180)	(41,695)	(54,892)
Adjustments to maintain reserves		(476,284)	-	(313)	(328)	(695)	(310)	(195)	(4,335)

Net equity transactions		3,007,223	-	14,466,289	(2,977,001)	21,417,049	(2,256,146)	(35,866,820)	(51,632,421)

Net change in contract owners’ equity		3,156,795	-	18,771,398	(7,638,258)	20,153,471	(4,881,228)	(6,590,373)	(68,069,491)
Contract owners’ equity beginning of period		-	-	12,003,434	19,641,692	12,008,599	16,889,827	177,937,025	246,006,516

Contract owners’ equity end of period	$	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

CHANGES IN UNITS:
Beginning units		-	-	475,910	581,474	354,656	412,231	8,197,211	10,423,052
Units purchased		658,302	-	649,431	7,547	941,029	8,773	487,802	1,095,334
Units redeemed		(331,252)	-	(219,872)	(113,111)	(394,870)	(66,348)	(1,989,508)	(3,321,175)

Ending units		327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRBP		WRBDP		WRCEP		WRDIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	181,105	217,898	1,874,267	1,585,366	(565,447)	(921,509)	(3,540)	(11,932)
Realized gain (loss) on investments		2,227,263	3,893,805	1,513,484	1,298,404	6,797,849	9,932,852	56,369	125,797
Change in unrealized gain (loss) on investments		(226,844)	(7,119,620)	77,511	2,383,158	409,503	(11,760,857)	1,935,894	(1,211,019)
Reinvested capital gains		2,567,876	4,250,371	744,247	673,132	10,649,920	3,993,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,749,400	1,242,454	4,209,509	5,940,060	17,291,825	1,243,561	1,988,723	(1,097,154)

Equity transactions:
Purchase payments received from contract owners (note 3)		418,167	607,675	657,055	916,425	870,602	979,204	195,180	267,425
Transfers between funds		1,341,360	(531,318)	6,387,663	1,846,658	(3,203,141)	(2,381,444)	(1,228,417)	(190,375)
Redemptions (note 3)		(7,999,416)	(11,662,122)	(15,175,921)	(22,441,381)	(17,826,998)	(26,160,910)	(2,687,829)	(4,060,360)
Annuity benefits		(9,354)	(9,031)	(26,218)	(27,858)	(10,731)	(10,252)	(487)	(1,150)
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(2,247)	(8,222)	(5,133)	(14,693)	(14,582)	(15,465)	(1,947)	(9,009)
Adjustments to maintain reserves		46	(21)	248	114	264	337	(3)	(61)

Net equity transactions		(6,251,444)	(11,603,039)	(8,162,306)	(19,720,735)	(20,184,586)	(27,588,530)	(3,723,503)	(3,993,530)

Net change in contract owners’ equity		(1,502,044)	(10,360,585)	(3,952,797)	(13,780,675)	(2,892,761)	(26,344,969)	(1,734,780)	(5,090,684)
Contract owners’ equity beginning of period		47,028,529	57,389,114	96,675,414	110,456,089	107,090,847	133,435,816	17,555,402	22,646,086

Contract owners’ equity end of period	$	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

CHANGES IN UNITS:
Beginning units		3,231,584	4,034,607	6,157,959	7,474,683	9,558,169	11,988,244	1,359,638	1,654,847
Units purchased		274,453	329,507	819,508	983,896	395,733	806,935	94,055	226,159
Units redeemed		(673,965)	(1,132,530)	(1,323,712)	(2,300,620)	(2,028,965)	(3,237,010)	(359,696)	(521,368)

Ending units		2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRENG		WRGBP		WRGNR		WRGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(88,877)	(126,950)	48,870	18,105	(239,143)	(400,286)	(1,169,438)	(920,216)
Realized gain (loss) on investments	(331,224)	(255,068)	1,084	(4,488)	(5,446,507)	(3,243,603)	7,024,466	10,133,988
Change in unrealized gain (loss) on investments	423,008	(645,624)	42,766	(28,061)	4,480,134	(3,782,615)	(1,631,017)	(12,234,373)
Reinvested capital gains	-	-	2,421	-	1,257,006	-	8,123,967	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,907	(1,027,642)	95,141	(14,444)	51,490	(7,426,504)	12,347,978	1,635,739

Equity transactions:
Purchase payments received from contract owners (note 3)	80,356	258,959	55,277	13,008	199,782	371,914	1,039,439	1,236,398
Transfers between funds	(1,611,706)	(574,305)	1,382,304	1,473,501	(1,933,780)	(3,574,814)	(4,163,212)	(3,267,793)
Redemptions (note 3)	(954,557)	(2,341,016)	(215,985)	(108,016)	(3,861,405)	(8,368,344)	(18,243,149)	(27,354,704)
Annuity benefits	-	-	-	-	(592)	(1,179)	(9,289)	(8,881)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,129)	(2,286)	-	(1)	(10,343)	(10,604)	(12,911)	(16,726)
Adjustments to maintain reserves	(31)	(29)	(45)	(14)	(118)	456	61	198

Net equity transactions	(2,487,067)	(2,658,677)	1,221,551	1,378,478	(5,606,456)	(11,582,571)	(21,389,061)	(29,411,508)

Net change in contract owners’ equity	(2,484,160)	(3,686,319)	1,316,692	1,364,034	(5,554,966)	(19,009,075)	(9,041,083)	(27,775,769)
Contract owners’ equity beginning of period	8,933,064	12,619,383	1,364,034	-	23,112,272	42,121,347	112,696,920	140,472,689

Contract owners’ equity end of period	$6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

CHANGES IN UNITS:
Beginning units	805,071	1,023,074	138,156	-	1,820,540	2,580,151	10,732,698	13,537,586
Units purchased	122,150	256,526	172,835	200,290	163,667	200,550	294,009	876,457
Units redeemed	(347,180)	(474,529)	(52,988)	(62,134)	(612,783)	(960,161)	(2,176,231)	(3,681,345)

Ending units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRHIP		WRIP		WRI2P		WRLTBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,895,983	4,925,867	261,238	(272,796)	162,597	80,507	111,327	19,895
Realized gain (loss) on investments	689,914	264,811	1,518,761	3,718,059	(2,008,603)	(1,905,228)	5,311	4,168
Change in unrealized gain (loss) on investments	7,317,699	(1,956,990)	991,128	(6,452,185)	3,178,270	(740,993)	(169,691)	(16,445)
Reinvested capital gains	-	-	1,970,962	-	110,534	-	127,757	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,903,596	3,233,688	4,742,089	(3,006,922)	1,442,798	(2,565,714)	74,704	7,618

Equity transactions:
Purchase payments received from contract owners (note 3)	896,348	572,566	270,220	457,396	119,594	94,686	47,102	45,602
Transfers between funds	11,111,848	2,379,700	160,347	(2,724,877)	(976,398)	(54,708)	3,067,197	2,902,767
Redemptions (note 3)	(12,126,231)	(20,381,604)	(5,438,477)	(9,167,032)	(2,130,126)	(3,782,360)	(432,665)	(591,243)
Annuity benefits	(26,636)	(26,213)	(3,636)	(3,893)	(10,396)	(11,773)	-	-
Contract maintenance charges (note 2)	(29)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,273)	(19,218)	(5,603)	(4,625)	(3,445)	(7,010)	(127)	-
Adjustments to maintain reserves	(28)	(176)	(25)	201	(11)	46	(16)	(15)

Net equity transactions	(154,001)	(17,474,945)	(5,017,174)	(11,442,830)	(3,000,782)	(3,761,119)	2,681,491	2,357,111

Net change in contract owners’ equity	11,749,595	(14,241,257)	(275,085)	(14,449,752)	(1,557,984)	(6,326,833)	2,756,195	2,364,729
Contract owners’ equity beginning of period	70,450,384	84,691,641	30,658,554	45,108,306	13,454,269	19,781,102	2,364,729	-

Contract owners’ equity end of period	$82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

CHANGES IN UNITS:
Beginning units	3,451,947	4,324,579	2,824,384	3,816,483	988,441	1,234,813	233,219	-
Units purchased	771,291	670,131	230,507	254,064	73,849	155,605	375,144	320,771
Units redeemed	(785,610)	(1,542,763)	(658,283)	(1,246,163)	(282,151)	(401,977)	(114,139)	(87,552)

Ending units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45,214)	(53,573)	(157,352)	(183,733)	(242,326)	(311,359)	(33,251)	(35,314)
Realized gain (loss) on investments	80,931	180,551	700,091	1,152,384	-	-	(354,533)	(1,002,965)
Change in unrealized gain (loss) on investments	38,839	(552,173)	(272,612)	(1,829,127)	-	-	1,651,739	1,405,801
Reinvested capital gains	330,117	-	1,358,391	572,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,673	(425,195)	1,628,518	(287,552)	(242,326)	(311,359)	1,263,955	367,522

Equity transactions:
Purchase payments received from contract owners (note 3)	53,286	140,809	179,002	142,513	4,001,718	5,639,323	69,649	76,866
Transfers between funds	(98,706)	(404,028)	1,190,191	(319,585)	8,008,357	19,152,881	(299,561)	(374,273)
Redemptions (note 3)	(454,627)	(1,062,496)	(2,238,193)	(3,956,969)	(18,945,495)	(26,960,393)	(1,419,078)	(2,158,301)
Annuity benefits	(4,177)	(4,331)	-	-	(27,982)	(29,475)	(5,575)	(5,243)
Contract maintenance charges (note 2)	-	-	(12)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(464)	(1,789)	(1,546)	(4,184)	(1,088)	(29,049)	(4,759)	(3,644)
Adjustments to maintain reserves	(74)	(48)	(122)	(86)	2,403	3,406	(5)	(46)

Net equity transactions	(504,762)	(1,331,883)	(870,680)	(4,138,311)	(6,962,087)	(2,223,307)	(1,659,329)	(2,464,641)

Net change in contract owners’ equity	(100,089)	(1,757,078)	757,838	(4,425,863)	(7,204,413)	(2,534,666)	(395,374)	(2,097,119)
Contract owners’ equity beginning of period	3,884,101	5,641,179	13,490,037	17,915,900	26,677,961	29,212,627	8,390,276	10,487,395

Contract owners’ equity end of period	$3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

CHANGES IN UNITS:
Beginning units	269,527	360,541	849,997	1,112,006	2,452,513	2,650,355	565,907	733,906
Units purchased	37,136	40,131	168,001	243,149	1,951,749	3,773,046	51,217	89,096
Units redeemed	(69,425)	(131,145)	(218,359)	(505,158)	(2,598,997)	(3,970,888)	(154,402)	(257,095)

Ending units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSTP		WRSCP		WRSCV		WRVP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(729,999)	(847,410)	(573,350)	(733,076)	(43,428)	(51,857)	88,704	(214,694)
Realized gain (loss) on investments	3,165,662	5,972,317	1,074,573	3,350,929	47,512	(43,492)	369,928	951,028
Change in unrealized gain (loss) on investments	8,054,879	(12,014,698)	712,618	(10,215,660)	603,667	(1,117,820)	3,195,112	(5,188,767)
Reinvested capital gains	4,612,332	2,726,712	1,191,119	568,594	432,601	-	3,707,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,102,874	(4,163,079)	2,404,960	(7,029,213)	1,040,352	(1,213,169)	7,361,442	(4,452,433)

Equity transactions:
Purchase payments received from contract owners (note 3)	716,187	789,729	607,736	710,211	28,221	128,854	284,770	375,709
Transfers between funds	(2,099,521)	(2,257,905)	(1,209,598)	(2,056,650)	(741,761)	(48,254)	(2,077,472)	(637,182)
Redemptions (note 3)	(10,173,047)	(17,368,817)	(8,445,057)	(14,225,533)	(1,120,619)	(1,640,589)	(8,260,379)	(12,408,656)
Annuity benefits	(1,825)	(2,200)	(988)	(1,055)	(11,390)	(12,198)	(9,727)	(11,099)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,271)	(13,775)	(5,569)	(7,988)	(1,569)	(1,880)	(8,178)	(5,921)
Adjustments to maintain reserves	454	1,426	(34)	208	(76)	45	(85)	(123)

Net equity transactions	(11,573,023)	(18,851,542)	(9,053,510)	(15,580,807)	(1,847,194)	(1,574,022)	(10,071,071)	(12,687,272)

Net change in contract owners’ equity	3,529,851	(23,014,621)	(6,648,550)	(22,610,020)	(806,842)	(2,787,191)	(2,709,629)	(17,139,705)
Contract owners’ equity beginning of period	60,789,189	83,803,810	52,933,812	75,543,832	6,816,124	9,603,315	45,678,261	62,817,966

Contract owners’ equity end of period	$64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

CHANGES IN UNITS:
Beginning units	4,392,183	5,651,827	3,922,926	4,957,025	531,829	644,275	3,517,161	4,443,444
Units purchased	185,344	399,763	184,124	346,381	35,078	100,136	138,357	421,236
Units redeemed	(904,717)	(1,659,407)	(810,512)	(1,380,480)	(166,648)	(212,582)	(839,993)	(1,347,519)

Ending units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,746)	(4,162)	(71,159)	(98,023)	(50,716)	(179,913)	(236,327)	(677,304)
Realized gain (loss) on investments	35,599	33,857	367,404	(25,482)	1,480,930	3,659,801	(4,957,678)	(4,161,614)
Change in unrealized gain (loss) on investments	984	(46,626)	(159,584)	(418,005)	720,539	(5,071,672)	12,289,824	(28,487,796)
Reinvested capital gains	85	-	288,716	-	-	-	-	883,573

Net increase (decrease) in contract owners’ equity resulting from operations	32,922	(16,931)	425,377	(541,510)	2,150,753	(1,591,784)	7,095,819	(32,443,141)

Equity transactions:
Purchase payments received from contract owners (note 3)	(13,592)	8,808	84,357	156,757	161,441	705,174	396,635	2,067,982
Transfers between funds	(33,182)	32,303	(924,901)	(3,589,206)	(12,814,174)	(1,648,670)	(60,982,505)	(20,494,124)
Redemptions (note 3)	(54,338)	(39,193)	(1,022,632)	(976,029)	(866,193)	(2,899,241)	(2,479,019)	(14,809,383)
Annuity benefits	(2,156)	(2,175)	(3,848)	(836)	(1,022)	-	(6,329)	(28,154)
Contract maintenance charges (note 2)	(50)	(61)	(50)	(58)	(155)	(403)	(867)	(2,345)
Contingent deferred sales charges (note 2)	-	-	(868)	(914)	(1,316)	(6,660)	(3,807)	(28,329)
Adjustments to maintain reserves	555	1,526	(151)	34	68	(227)	13,871	(352)

Net equity transactions	(102,763)	1,208	(1,868,093)	(4,410,252)	(13,521,351)	(3,850,027)	(63,062,021)	(33,294,705)

Net change in contract owners’ equity	(69,841)	(15,723)	(1,442,716)	(4,951,762)	(11,370,598)	(5,441,811)	(55,966,202)	(65,737,846)
Contract owners’ equity beginning of period	276,065	291,788	6,492,523	11,444,285	11,370,598	16,812,409	55,968,812	121,706,658

Contract owners’ equity end of period	$206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

CHANGES IN UNITS:
Beginning units	20,470	20,045	412,796	688,377	816,960	1,087,988	2,777,451	4,043,040
Units purchased	412	3,055	78,778	2,282,456	253,306	531,003	137,973	357,591
Units redeemed	(7,903)	(2,630)	(191,225)	(2,558,037)	(1,070,266)	(802,031)	(2,915,424)	(1,623,180)

Ending units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCA2		AVCD2		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(184)	(637)	(5,570)	(17,456)	(5,193)	(20,614)	(55,341)	8,027
Realized gain (loss) on investments	2,124	2,265	296,939	57,235	12,901	165,846	1,282,315	3,107,435
Change in unrealized gain (loss) on investments	4,827	(6,397)	(139,590)	(148,759)	152,643	(342,968)	1,198,502	(8,037,696)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,767	(4,769)	151,779	(108,980)	160,351	(197,736)	2,425,476	(4,922,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	211	2,646	(9,303)	12,095	(95,257)	4,350	176,919	222,576
Transfers between funds	(51,417)	(779)	(1,124,190)	115,924	(1,218,251)	432,615	(14,544,702)	(3,772,539)
Redemptions (note 3)	(641)	(45,558)	(44,681)	(161,106)	(79,149)	(248,559)	(760,630)	(2,331,614)
Annuity benefits	-	-	(2,391)	(7,517)	(1,481)	(6,690)	-	-
Contract maintenance charges (note 2)	-	-	(6)	(16)	(9)	(37)	(51)	(188)
Contingent deferred sales charges (note 2)	-	-	-	(196)	(88)	(183)	(1,519)	(3,774)
Adjustments to maintain reserves	(11)	8	13	(61)	1,303	14	(54)	(257)

Net equity transactions	(51,858)	(43,683)	(1,180,558)	(40,877)	(1,392,932)	181,510	(15,130,037)	(5,885,796)

Net change in contract owners’ equity	(45,091)	(48,452)	(1,028,779)	(149,857)	(1,232,581)	(16,226)	(12,704,561)	(10,808,030)
Contract owners’ equity beginning of period	45,091	93,543	1,028,779	1,178,636	1,232,581	1,248,807	12,704,561	23,512,591

Contract owners’ equity end of period	$-	45,091	-	1,028,779	-	1,232,581	-	12,704,561

CHANGES IN UNITS:
Beginning units	4,899	9,360	123,477	125,988	125,245	110,859	606,157	823,233
Units purchased	53	283	31,499	22,031	13,084	160,531	63,022	135,518
Units redeemed	(4,952)	(4,744)	(154,976)	(24,542)	(138,329)	(146,145)	(669,179)	(352,594)

Ending units	-	4,899	-	123,477	-	125,245	-	606,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(135,685)	47,550	-	22,508	150,089	227,203	8,419	10,021
Realized gain (loss) on investments	1,438,506	806,908	-	(53,706)	(118,307)	52,966	(141,750)	(188,774)
Change in unrealized gain (loss) on investments	(2,152,832)	(9,382,890)	-	(126,839)	77,686	(276,243)	139,798	177,894
Reinvested capital gains	2,537,636	586,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,625	(7,941,897)	-	(158,037)	109,468	3,926	6,467	(859)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,890	1,239,969	-	30,392	11,575	19,578	-	-
Transfers between funds	(34,177,336)	(643,831)	-	(829,249)	(802,165)	(1,566,303)	(52,563)	(43,383)
Redemptions (note 3)	(1,860,428)	(6,465,332)	-	(152,497)	(274,828)	(333,477)	(18,813)	(16,801)
Annuity benefits	(1,439)	(4,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(150)	(354)	-	(2)	(21)	(16)	(6)	(8)
Contingent deferred sales charges (note 2)	(2,292)	(5,469)	-	(234)	(81)	(104)	(5)	(2)
Adjustments to maintain reserves	2,712	(741)	-	9	(61)	(112)	(18)	(38)

Net equity transactions	(35,857,043)	(5,880,570)	-	(951,581)	(1,065,581)	(1,880,434)	(71,405)	(60,232)

Net change in contract owners’ equity	(34,169,418)	(13,822,467)	-	(1,109,618)	(956,113)	(1,876,508)	(64,938)	(61,091)
Contract owners’ equity beginning of period	34,169,418	47,991,885	-	1,109,618	956,113	2,832,621	64,938	126,029

Contract owners’ equity end of period	$-	34,169,418	-	-	-	956,113	-	64,938

CHANGES IN UNITS:
Beginning units	1,173,183	1,361,957	-	98,789	347,539	995,159	21,860	40,971
Units purchased	75,075	509,268	-	29,974	140,416	324,374	-	-
Units redeemed	(1,248,258)	(698,042)	-	(128,763)	(487,955)	(971,994)	(21,860)	(19,111)

Ending units	-	1,173,183	-	-	-	347,539	-	21,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHIS		WSCP		NVAGF3		AVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,514	1,947	-	(15,041)	-	40,952	-	4,571
Realized gain (loss) on investments	(61,910)	(12,083)	-	642,075	-	(126,856)	-	11,198
Change in unrealized gain (loss) on investments	60,885	9,270	-	(918,498)	-	52,091	-	(1,919)
Reinvested capital gains	-	-	-	-	-	62,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,489	(866)	-	(291,464)	-	28,337	-	13,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	34,713	-	8,540	-	281
Transfers between funds	(23,240)	-	-	(3,796,969)	-	(1,444,499)	-	(201,043)
Redemptions (note 3)	(14)	(657)	-	(729,863)	-	(129,731)	-	(14,275)
Annuity benefits	(1,828)	(2,300)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(45)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(6)	-	(475)	-	(319)	-	-
Adjustments to maintain reserves	-	2	-	(166)	-	(46)	-	(10)

Net equity transactions	(25,082)	(2,961)	-	(4,492,805)	-	(1,566,055)	-	(215,047)

Net change in contract owners’ equity	(22,593)	(3,827)	-	(4,784,269)	-	(1,537,718)	-	(201,197)
Contract owners’ equity beginning of period	22,593	26,420	-	4,784,269	-	1,537,718	-	201,197

Contract owners’ equity end of period	$-	22,593	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,674	7,510	-	387,091	-	125,863	-	20,191
Units purchased	-	102	-	12,436	-	4,995	-	7,085
Units redeemed	(6,674)	(938)	-	(399,527)	-	(130,858)	-	(27,276)

Ending units	-	6,674	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		GEF		AMRS		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(31)	-	8,033	(14)	(31)	-	4,493
Realized gain (loss) on investments	-	245	-	1,344,123	758	331	-	(807,515)
Change in unrealized gain (loss) on investments	-	(543)	-	(1,476,223)	(624)	(547)	-	710,618
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(329)	-	(124,067)	120	(247)	-	(92,404)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,483	(1,549)	-	-	43,268
Transfers between funds	-	841	-	(6,415,206)	(4,437)	-	-	(4,778,668)
Redemptions (note 3)	-	(2,556)	-	(673,810)	-	-	-	(287,291)
Annuity benefits	-	-	-	(1,742)	2,448	(1,054)	-	-
Contract maintenance charges (note 2)	-	-	-	(65)	-	-	-	(64)
Contingent deferred sales charges (note 2)	-	-	-	(339)	-	-	-	(987)
Adjustments to maintain reserves	-	(5)	-	9,654	635	(6)	-	168

Net equity transactions	-	(1,720)	-	(7,079,025)	(2,903)	(1,060)	-	(5,023,574)

Net change in contract owners’ equity	-	(2,049)	-	(7,203,092)	(2,783)	(1,307)	-	(5,115,978)
Contract owners’ equity beginning of period	-	2,049	-	7,203,092	2,783	4,090	-	5,115,978

Contract owners’ equity end of period	$-	-	-	-	-	2,783	-	-

CHANGES IN UNITS:
Beginning units	-	217	-	475,495	244	331	-	252,208
Units purchased	-	82	-	536	-	-	-	8,919
Units redeemed	-	(299)	-	(476,031)	(244)	(87)	-	(261,127)

Ending units	-	-	-	-	-	244	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BB&T FUNDS

  Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

  Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Emerging Markets Fund - Class VI (GEM6)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Government Bond Fund - Class II (GBF2)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

  NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Ultra(R) Fund - Class II (ACVU2)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

  VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Capital Appreciation Fund II - Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 1 (TIF)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

  Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

  Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  V.I. Core Equity Fund - Series I (AVGI)

  V.I. Core Equity Fund - Series II (AVCE2)

  V.I. Equity and Income Fund - Series I (IVKEI1)

  V.I. Global Health Care Fund - Series I (IVHS)

  V.I. Global Real Estate Fund - Series I (IVRE)

  V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

  SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

  Series J (Mid Cap Growth Series) (SBLJ)

  Series N (Managed Asset Allocation Series) (SBLN)

  Series O (All Cap Value Series) (SBLO)

  Series P (High Yield Series) (SBLP)

  Series Q (Small Cap Value Series) (SBLQ)

  Series V (Mid Cap Value Series) (SBLV)

  Series X (Small Cap Growth Series) (SBLX)

  SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS

0.95%	$18,411,248	$-	$955	$2,299	$87,520	$1,016,521	$129,885	$-
1.00%	6,452,144	-	-	-	31,800	460,822	61,617	-
1.05%	1,312,255	-	-	1	5,450	100,517	15,056	-
1.10%	10,091,582	-	657	1,505	43,103	352,629	81,070	-
1.15%	4,934,498	-	932	1,362	35,019	187,484	26,083	-
1.20%	10,524,864	12	-	-	120,410	606,295	61,339	-
1.25%	2,146,930	64	358	103	11,632	90,390	10,399	-
1.30%	1,885,905	-	22	2,241	18,847	84,077	7,688	-
1.35%	2,408,388	-	63	142	17,858	127,813	9,484	-
1.40%	2,926,404	-	253	1,315	21,914	101,531	11,919	-
1.45%	468,740	-	122	132	3,338	20,059	1,039	-
1.50%	1,082,951	-	-	-	3,743	24,443	4,260	432
1.55%	833,386	-	-	20	4,431	11,188	1,191	-
1.60%	1,171,335	-	1,425	-	7,196	36,312	1,135	47
1.65%	1,193,469	-	-	-	5,537	23,585	2,354	258
1.70%	121,580	-	1,848	-	565	9,647	295	-
1.75%	650,538	-	-	-	1,223	11,112	2,572	-
1.80%	429,511	-	-	-	3,296	5,902	477	-
1.85%	148,530	-	-	-	947	2,570	88	-
1.90%	96,500	-	-	-	6,146	448	206	-
1.95%	410,217	-	-	-	2,323	33	-	35
2.00%	55,203	-	-	-	137	272	-	-
2.05%	286,741	-	-	-	-	2,287	1,034	-
2.10%	249,899	-	-	-	234	-	-	391
2.15%	47,358	-	-	-	-	186	-	-
2.20%	254,001	-	-	-	1,619	2,086	-	-
2.25%	620,828	-	-	-	-	13,587	-	-
2.35%	21,800	-	-	-	-	-	-	-
2.40%	1,076	-	-	-	-	-	-	-
2.45%	30,416	-	-	-	-	-	-	36
2.50%	18,912	-	-	-	-	-	-	-
2.60%	63,898	-	-	-	-	-	-	2

Totals	$69,351,107	$76	$6,635	$9,120	$434,288	$3,291,796	$429,191	$1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$-	$437	$2,491	$-	$2,341	$37,998	$-	$264,676
1.00%	-	18	287	-	254	17,443	-	156,801
1.05%	-	-	30	-	42	2,819	-	22,257
1.10%	-	23	195	-	881	13,728	-	105,470
1.15%	-	137	6	5	133	6,575	-	44,716
1.20%	-	130	441	-	1,993	31,725	-	204,145
1.25%	-	-	129	-	715	4,465	983	33,897
1.30%	-	-	-	-	1	8,171	-	52,964
1.35%	5	-	151	-	29	5,988	-	40,678
1.40%	-	-	314	-	678	5,402	-	40,839
1.45%	-	-	-	-	-	216	-	4,883
1.50%	-	-	-	-	750	1,518	-	21,877
1.55%	-	-	353	-	-	1,853	-	9,275
1.60%	-	-	375	-	-	3,155	-	11,908
1.65%	-	-	-	-	851	4,261	-	15,753
1.70%	-	-	-	-	-	164	-	2,576
1.75%	-	-	-	-	68	64	-	2,649
1.80%	-	-	-	-	81	629	-	4,448
1.85%	-	-	-	-	-	673	-	1,016
1.90%	-	-	-	-	-	-	-	216
1.95%	-	-	-	-	114	1,588	-	1,596
2.00%	-	-	-	-	23	-	-	391
2.05%	-	-	-	-	578	735	-	3,537
2.10%	-	-	-	-	1	117	-	-
2.15%	-	-	-	-	47	-	-	1
2.20%	-	-	-	-	287	616	-	194
2.25%	-	-	-	-	170	-	-	8,118
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$5	$745	$4,772	$5	$10,037	$149,903	$983	$1,054,881

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$76,157	$221,269	$-	$-	$666	$122,923	$26,659	$8,641
1.00%	48,711	124,704	-	-	143	32,530	4,154	2,173
1.05%	7,197	18,838	-	-	59	5,723	448	76
1.10%	34,637	101,283	-	-	170	32,580	5,867	2,746
1.15%	12,702	46,357	-	-	129	18,399	3,377	1,361
1.20%	45,726	190,755	-	-	74	68,190	9,688	7,092
1.25%	10,757	25,810	2,192	-	141	7,120	613	2,665
1.30%	8,096	24,437	-	-	-	15,522	1,893	1,307
1.35%	12,849	28,975	-	-	19	10,615	1,602	956
1.40%	5,304	27,566	-	-	18	15,599	2,328	2,058
1.45%	1,506	4,179	-	-	3	2,084	147	-
1.50%	2,145	9,725	-	3,056	1,154	9,426	1,171	254
1.55%	624	3,891	-	-	142	2,026	1,730	98
1.60%	1,366	5,973	-	627	1,426	4,760	1,025	205
1.65%	1,500	8,406	-	3,210	1,340	9,591	628	672
1.70%	163	1,193	-	-	-	633	789	35
1.75%	560	4,422	-	1,742	315	4,290	765	5,199
1.80%	1,199	3,302	-	958	403	2,097	286	55
1.85%	120	465	-	-	305	192	1,736	321
1.90%	138	248	-	1,608	372	470	39	-
1.95%	-	414	-	2,952	3,478	3,491	6,059	22
2.00%	-	173	-	-	-	2,496	-	-
2.05%	1,031	1,775	-	3,679	2,848	2,478	155	-
2.10%	25	-	-	2,135	1,353	2,673	879	-
2.15%	-	57	-	-	115	1,966	-	-
2.20%	160	817	-	1,419	2,566	4,655	118	-
2.25%	-	-	48	-	-	6,526	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,174	-	-
2.50%	-	-	-	-	-	620	-	-
2.60%	-	-	-	675	119	160	360	-

	$272,673	$855,034	$2,240	$22,061	$17,358	$391,009	$72,516	$35,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$35,333	$-	$-	$388,838	$-	$74,906	$70,419
1.00%	-	11,445	-	-	145,278	-	39,452	17,286
1.05%	-	1,668	-	-	24,934	-	10,647	10,730
1.10%	-	10,755	-	-	200,223	-	35,855	16,014
1.15%	-	5,461	-	-	98,059	-	20,245	13,914
1.20%	-	16,733	21	595	311,557	-	62,898	74,745
1.25%	430	3,605	-	167	61,021	-	17,824	4,968
1.30%	-	2,275	-	-	55,419	-	28,971	14,430
1.35%	-	7,230	-	-	67,588	-	11,700	15,963
1.40%	-	3,725	-	-	87,070	-	21,195	7,980
1.45%	-	1,913	-	-	8,728	-	3,362	608
1.50%	707	365	-	38	20,960	12,193	2,422	2,664
1.55%	-	1,072	-	-	8,792	-	3,287	2,172
1.60%	-	8,242	34	10,295	26,114	665	1,386	898
1.65%	2,089	1,677	-	-	20,128	4,168	9,205	4,327
1.70%	-	22	-	-	2,995	-	326	-
1.75%	2,589	3,618	835	5,502	8,742	2,432	128	349
1.80%	-	471	-	-	9,459	4,180	1,002	1,303
1.85%	-	77	-	-	3,149	-	1,391	50
1.90%	-	12	-	-	521	2,709	70	70
1.95%	7,069	-	-	-	43	4,574	2,700	-
2.00%	-	205	-	-	1,240	1,135	346	35
2.05%	-	-	-	-	4,918	4,178	4,259	-
2.10%	-	-	-	-	-	3,320	117	-
2.15%	-	5	-	-	8	738	-	-
2.20%	390	-	-	-	2,921	4,180	4,325	-
2.25%	2,449	-	-	-	7,992	-	39,424	8,416
2.35%	-	-	-	-	-	2,010	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	987	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	829	-	-	-	-	622	-	-

	$16,552	$115,909	$890	$16,597	$1,566,697	$48,091	$397,443	$267,341

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$54,813	$133,668	$40,108	$88,722	$105,354	$3,391	$96,416	$-
1.00%	17,985	30,583	11,526	40,469	30,432	1,551	31,058	-
1.05%	4,326	11,082	3,841	12,154	5,782	53	5,212	-
1.10%	24,360	33,820	14,421	28,932	35,210	3,044	40,163	-
1.15%	16,389	21,808	7,232	20,897	18,468	1,351	34,102	-
1.20%	43,697	75,059	34,242	38,754	65,616	917	60,267	-
1.25%	9,156	16,453	5,843	8,004	19,100	1,104	12,885	-
1.30%	24,950	41,727	4,621	11,927	18,951	186	9,159	-
1.35%	8,282	15,615	4,643	12,051	19,599	54	19,620	-
1.40%	12,051	18,326	6,037	10,141	20,416	384	12,794	-
1.45%	55	2,512	61	1,241	1,199	-	1,860	-
1.50%	1,120	5,596	1,314	3,544	1,584	78	2,749	1,848
1.55%	3,076	2,067	1,895	2,608	2,720	-	3,592	-
1.60%	1,938	3,751	479	5,887	2,394	70	4,619	1,026
1.65%	2,973	10,476	1,296	2,969	5,552	261	2,032	968
1.70%	-	102	-	681	87	6	645	-
1.75%	1,470	3,054	-	9,446	1,504	-	4,871	874
1.80%	1,231	497	72	4,248	2,183	-	1,294	79
1.85%	101	362	-	507	299	-	2,347	-
1.90%	88	88	130	26	64	-	-	181
1.95%	74	448	-	126	-	-	5,215	1,294
2.00%	-	-	37	-	11	-	326	-
2.05%	26	760	27	-	5	148	555	892
2.10%	-	-	-	-	-	-	280	617
2.15%	1	-	-	-	-	-	1	83
2.20%	23	-	30	207	35	-	432	2,773
2.25%	-	14,712	15,877	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	365
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	211

	$228,185	$442,566	$153,732	$303,541	$356,565	$12,598	$352,494	$11,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$20,498	$59,344	$-	$212,448	$19,156	$8,362	$24,544	$16,380
1.00%	10,202	26,597	-	105,493	2,015	2,091	11,999	6,043
1.05%	2,687	6,821	-	27,179	819	-	2,931	1,027
1.10%	8,332	21,073	-	85,640	6,020	4,053	17,498	11,969
1.15%	1,952	10,580	-	38,256	3,346	2,623	3,542	950
1.20%	7,713	52,511	-	100,349	6,532	5,304	13,853	5,648
1.25%	2,233	7,218	1,227	17,291	2,147	1,307	7,342	4,578
1.30%	3,205	6,932	-	26,766	348	-	2,512	8,388
1.35%	1,240	9,855	-	28,764	881	530	5,086	5,554
1.40%	1,298	5,753	-	21,143	1,017	75	5,080	1,282
1.45%	184	1,728	-	4,369	81	-	709	-
1.50%	441	2,735	-	5,561	390	-	255	1,255
1.55%	261	1,691	-	5,584	241	623	937	273
1.60%	221	4,250	-	6,706	149	-	294	-
1.65%	709	745	-	5,106	587	560	2,598	-
1.70%	-	341	-	1,149	93	-	-	-
1.75%	-	2,210	-	794	77	-	-	-
1.80%	471	589	-	1,965	-	-	-	2,469
1.85%	190	363	-	473	-	-	-	-
1.90%	-	-	-	1,612	-	-	2,638	-
1.95%	-	187	-	-	-	-	-	-
2.00%	-	64	-	24	-	-	-	-
2.05%	68	650	-	1,775	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	4	-	-	-	-	-	-
2.20%	72	499	-	308	-	-	-	-
2.25%	-	-	-	458	695	56	4,546	3,578
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,977	$222,740	$1,227	$699,213	$44,594	$25,584	$106,364	$69,394

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$24,926	$41,302	$18,965	$24,144	$24,890	$-	$16,234	$437,529
1.00%	10,339	33,355	10,264	7,869	15,777	-	5,222	237,131
1.05%	757	1,011	-	2,990	1,750	-	1,463	40,795
1.10%	6,465	27,667	9,233	16,117	5,877	-	4,567	110,977
1.15%	1,184	21,432	3,964	5,653	6,997	-	3,402	35,552
1.20%	18,110	39,702	16,572	19,983	23,746	-	24,309	109,336
1.25%	12,675	10,043	7,116	3,110	1,840	-	3,288	26,625
1.30%	4,174	4,454	3,021	5,210	2,379	-	8,772	18,825
1.35%	9,551	16,280	5,368	5,876	5,960	-	849	16,603
1.40%	4,953	1,170	-	5,474	4,632	-	1,657	23,185
1.45%	807	1,163	-	-	325	-	-	5,025
1.50%	1,652	786	-	-	1,638	2,365	170	9,831
1.55%	3,957	410	608	-	165	-	-	2,042
1.60%	2,515	2,420	246	-	1,012	622	1,210	6,843
1.65%	1,427	3,013	-	-	325	1,793	39	4,878
1.70%	-	-	-	391	606	-	23	1,854
1.75%	960	-	-	-	172	126	105	3,786
1.80%	419	2,764	-	-	109	62	-	1,786
1.85%	-	-	-	1,183	36	-	-	720
1.90%	-	-	-	-	-	-	-	61
1.95%	-	-	-	30	1	3,669	15	56
2.00%	53	-	259	-	-	-	-	-
2.05%	-	-	-	-	-	6,329	-	118
2.10%	-	-	-	-	-	738	-	458
2.15%	-	-	-	-	-	-	-	169
2.20%	-	-	-	-	-	727	29	632
2.25%	7,684	24,558	25,105	2,040	3,112	-	2,524	10,143
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	685	-	-
2.50%	-	-	-	-	-	369	-	-
2.60%	-	-	-	-	-	-	-	-

	$112,608	$231,530	$100,721	$100,070	$101,349	$17,485	$73,878	$1,104,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$689,024	$-	$116,761	$17,770	$103,397	$17,572	$5,954
1.00%	-	277,558	-	62,228	920	14,605	6,852	483
1.05%	-	64,117	-	17,686	320	6,808	472	-
1.10%	-	277,337	-	28,916	3,321	64,930	5,534	2,299
1.15%	-	129,433	-	13,505	942	25,161	7,997	138
1.20%	-	438,727	-	30,508	4,484	60,721	5,792	486
1.25%	-	56,931	-	5,180	3,649	58,516	667	990
1.30%	-	70,660	-	7,984	94	4,899	3,109	-
1.35%	-	76,588	-	5,642	280	24,622	268	818
1.40%	-	109,652	-	4,667	463	21,328	1,562	110
1.45%	-	7,246	-	272	4	5,702	16	-
1.50%	1,001	16,667	23,267	2,578	20	13,609	-	-
1.55%	-	23,188	-	1,321	-	7,082	3,414	-
1.60%	583	40,215	5,004	866	-	12,490	295	-
1.65%	2,235	20,279	15,017	818	70	13,804	-	-
1.70%	-	3,340	-	444	-	1,713	-	-
1.75%	547	22,241	8,226	1,310	-	7,078	118	-
1.80%	631	11,301	1,349	313	-	5,597	15	-
1.85%	-	3,492	-	-	45	2,118	-	-
1.90%	-	77	1,235	-	-	134	-	-
1.95%	428	29	11,537	-	-	18,852	-	-
2.00%	-	288	305	37	-	-	-	-
2.05%	826	2,284	6,372	37	-	5,607	-	-
2.10%	905	-	11,369	-	-	2,698	-	-
2.15%	-	352	-	-	-	877	-	-
2.20%	347	933	6,883	-	-	4,261	-	-
2.25%	-	20,469	-	-	-	2,897	597	1,236
2.35%	-	-	170	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	34	-	1,924	-	-	-	-	-
2.50%	556	-	270	-	-	-	-	-
2.60%	94	-	1,971	-	-	9,260	-	-

	$8,187	$2,362,428	$94,899	$301,073	$32,382	$498,766	$54,280	$12,514

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$119,461	$505,321	$196,863	$185,056	$276,889	$753,357	$-	$171,334
1.00%	23,899	162,562	41,143	42,133	117,341	301,503	-	84,614
1.05%	5,883	48,887	11,203	9,234	18,041	77,231	-	16,493
1.10%	63,270	345,497	200,136	111,078	143,262	253,282	477	42,076
1.15%	45,921	219,963	127,454	52,910	75,312	121,840	1	20,570
1.20%	90,790	333,214	150,736	88,846	184,035	495,002	-	107,466
1.25%	19,425	159,196	84,239	41,773	35,776	65,356	-	18,099
1.30%	15,000	47,071	16,099	13,957	58,164	74,527	-	19,446
1.35%	36,256	79,655	45,506	26,318	51,297	103,279	-	17,605
1.40%	27,853	174,619	84,041	41,590	42,052	116,514	-	19,808
1.45%	3,578	20,814	4,829	5,073	8,497	8,721	-	2,887
1.50%	23,148	58,269	41,885	32,730	8,403	40,660	-	15,516
1.55%	8,029	23,347	66,271	6,224	9,014	13,294	-	2,056
1.60%	27,872	114,404	34,994	25,869	14,235	28,756	-	4,166
1.65%	18,363	71,131	40,933	30,104	11,262	56,933	-	5,136
1.70%	33	7,570	2,565	5,055	1,951	1,985	-	346
1.75%	8,421	75,904	16,965	23,694	14,316	30,932	-	1,009
1.80%	1,404	40,845	10,806	9,231	5,025	18,945	-	2,689
1.85%	5,115	8,679	6,180	1,444	2,499	3,605	-	499
1.90%	528	3,515	1,799	7,214	315	6,035	-	79
1.95%	8,152	13,070	20,949	3,739	2,923	7,431	-	793
2.00%	-	2,017	-	1,631	484	408	-	11
2.05%	2,748	17,195	9,001	8,522	4,199	16,189	-	1,024
2.10%	7,759	19,410	20,224	16,055	915	5,760	-	-
2.15%	2,154	5,567	7,244	7,739	226	3,174	-	67
2.20%	13,459	15,750	15,079	18,459	1,970	3,910	-	674
2.25%	4,216	77,900	54,698	10,184	2,234	12,011	-	42
2.35%	298	6,828	1,520	323	-	1,136	-	-
2.40%	-	-	1,024	-	-	-	-	-
2.45%	-	2,346	2,163	1,019	-	34	-	-
2.50%	3,211	2,463	2,447	3,848	-	-	-	-
2.60%	3,466	1,346	1,958	4,800	-	1,589	-	-

	$589,712	$2,664,355	$31,320,954	$835,852	$1,090,637	$2,623,399	$478	$554,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$24,425	$-	$60,134	$-	$20,934	$3,642	$279,575
1.00%	-	7,028	-	25,251	-	9,671	437	134,159
1.05%	-	2,079	-	2,456	-	1,519	449	20,433
1.10%	-	9,285	-	31,929	-	9,348	1,490	126,601
1.15%	-	8,867	-	28,880	-	9,241	901	55,947
1.20%	-	25,804	-	42,045	-	13,564	1,825	156,053
1.25%	26	2,919	1,935	11,077	-	2,926	2,708	37,621
1.30%	-	11,850	-	5,559	-	1,360	297	13,005
1.35%	-	2,915	-	12,058	-	2,102	358	27,992
1.40%	-	3,470	-	10,057	-	4,834	6,616	31,772
1.45%	-	137	-	1,476	-	346	138	5,246
1.50%	-	516	1,535	4,938	1,456	1,455	5,099	14,123
1.55%	-	1,004	-	1,219	-	580	-	4,914
1.60%	-	2,402	119	8,996	328	6,666	1,200	9,100
1.65%	-	803	1,526	9,970	1,633	676	4,426	16,468
1.70%	-	66	-	664	-	162	8	2,051
1.75%	-	1,250	286	5,417	196	1,894	1,940	2,775
1.80%	-	1,747	-	3,076	14	1,675	855	4,152
1.85%	-	722	-	98	-	143	-	802
1.90%	-	-	-	491	72	100	841	703
1.95%	-	12	231	2,391	2,742	-	5,787	753
2.00%	-	36	-	368	-	154	27	248
2.05%	-	591	472	2,541	434	9	1,504	3,834
2.10%	-	-	377	1,503	514	-	4,243	-
2.15%	-	-	-	67	-	12	351	227
2.20%	-	658	496	1,850	2,432	2	3,827	3,680
2.25%	-	-	-	3,599	155	4	994	4,582
2.35%	-	-	30	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	4	27	-	-	-	-
2.50%	-	-	-	-	-	-	195	-
2.60%	-	-	20	990	116	-	3,692	-

	$26	$108,586	$7,031	$279,127	$10,092	$89,377	$53,850	$956,816

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$153,396	$67,045	$-	$325,742	$-	$333,731	$-
1.00%	-	36,389	25,560	-	105,327	-	129,897	-
1.05%	-	7,710	3,768	-	14,237	-	19,870	-
1.10%	-	102,196	34,848	-	140,715	-	112,379	-
1.15%	-	56,122	16,075	-	60,652	-	55,258	-
1.20%	37,759	149,814	54,366	-	189,906	-	184,770	-
1.25%	-	22,098	9,371	-	31,163	-	34,174	-
1.30%	14,739	20,469	6,641	-	23,859	-	33,551	-
1.35%	12,700	34,922	13,312	-	43,035	-	32,202	-
1.40%	7,388	44,138	8,963	-	41,280	-	54,643	-
1.45%	-	2,271	923	-	6,081	-	4,361	-
1.50%	593	10,933	1,661	741	11,760	3,102	11,703	5,981
1.55%	-	6,057	6,614	-	6,643	-	5,696	-
1.60%	34	8,509	4,298	32	19,927	934	10,354	2,983
1.65%	2,010	13,508	3,448	518	12,918	2,444	8,743	3,908
1.70%	-	2,177	372	-	2,973	-	1,053	-
1.75%	217	2,792	4,336	722	12,522	899	4,812	1,457
1.80%	43	6,929	3,054	-	6,995	20	6,617	2,232
1.85%	339	768	290	-	2,039	-	821	-
1.90%	-	545	35	254	412	468	531	1,586
1.95%	-	95	12	1,611	78	1,476	83	2,637
2.00%	-	-	27	27	353	97	146	499
2.05%	347	5,751	1,397	850	2,386	491	1,963	1,624
2.10%	607	-	-	938	-	2,238	-	2,922
2.15%	-	4	167	-	209	-	1	370
2.20%	-	796	1,008	632	1,828	1,845	196	2,723
2.25%	-	730	-	-	-	-	-	-
2.35%	-	-	-	-	-	117	-	-
2.40%	-	-	-	-	11	-	-	-
2.45%	-	-	-	-	-	-	-	1,639
2.50%	-	-	-	-	-	-	-	510
2.60%	-	-	-	122	-	721	-	705

	$76,776	$689,119	$267,591	$6,447	$1,063,051	$14,852	$1,047,555	$31,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB

0.95%	$198,721	$40,719	$1,266,028	$-	$11,760	$52,540	$353,870	$-
1.00%	88,349	7,963	583,280	-	1,749	34,799	101,348	-
1.05%	15,998	1,599	105,450	-	899	7,992	13,645	-
1.10%	56,315	5,670	441,983	-	5,227	25,070	126,238	-
1.15%	33,733	8,028	235,412	-	5,675	28,888	65,208	-
1.20%	127,369	21,000	749,167	-	4,702	47,989	164,245	-
1.25%	18,040	4,372	147,537	-	2,784	10,002	28,358	165
1.30%	29,207	2,547	116,776	-	1,179	4,413	22,289	-
1.35%	28,373	4,254	158,228	-	897	14,579	47,865	-
1.40%	20,433	6,649	188,548	-	746	8,157	35,151	-
1.45%	2,424	92	28,891	-	94	1,305	7,884	-
1.50%	17,257	541	52,286	34,098	19	3,828	17,734	3,676
1.55%	4,726	192	24,198	-	50	3,994	6,928	-
1.60%	6,041	404	51,814	7,348	114	2,721	20,856	625
1.65%	20,308	3,539	51,726	27,292	579	6,970	18,647	4,898
1.70%	1,665	-	8,682	-	108	1,440	1,116	-
1.75%	11,945	-	23,634	13,803	61	2,172	9,097	174
1.80%	7,309	-	20,976	6,876	-	1,772	9,487	1,158
1.85%	2,426	-	3,865	-	-	2,813	1,929	-
1.90%	959	-	2,578	7,549	-	-	853	-
1.95%	8,832	-	1,156	26,602	-	6,479	7,742	3,916
2.00%	45	-	952	1,638	-	34	525	-
2.05%	12,136	-	7,399	8,994	-	744	4,694	3,100
2.10%	5,030	-	-	11,998	-	477	6,649	2,383
2.15%	4	-	12	231	-	-	13	295
2.20%	2,797	-	5,442	16,311	35	128	7,064	3,392
2.25%	-	8,610	52,266	-	-	2,103	174	-
2.35%	-	-	-	2,737	-	-	1,262	-
2.40%	-	-	12	-	-	-	18	-
2.45%	610	-	-	2,014	-	-	151	447
2.50%	-	-	-	235	-	-	585	46
2.60%	1,186	-	-	2,934	-	-	797	453

	$722,238	$116,179	$4,328,298	$170,660	$36,678	$271,409	$1,082,422	$24,728

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1

0.95%	$-	$13,492	$182,166	$-	$248,866	$2,389	$65	$37,366
1.00%	-	5,124	67,864	-	67,927	107	-	16,605
1.05%	-	220	16,247	-	13,540	-	-	1,038
1.10%	-	12,321	79,923	-	63,417	9,465	-	13,239
1.15%	-	2,637	35,938	-	39,889	4,717	-	6,660
1.20%	-	9,635	106,578	-	188,358	406	-	30,678
1.25%	-	1,261	18,509	-	22,171	97	-	2,616
1.30%	-	1,177	21,200	-	19,183	182	-	3,587
1.35%	-	3,525	23,350	-	44,450	-	-	3,202
1.40%	-	3,262	26,378	-	30,480	13	-	4,469
1.45%	-	112	2,434	-	635	-	-	172
1.50%	1,447	5,176	7,420	2,647	9,432	-	-	705
1.55%	-	852	7,207	-	9,879	-	-	1,597
1.60%	870	875	6,793	441	10,307	-	77	2,350
1.65%	7,531	5,738	10,422	2,706	5,244	16	4	512
1.70%	-	313	529	-	289	-	-	492
1.75%	283	1,882	4,855	1,156	6,084	162	1,824	112
1.80%	409	1,784	8,762	555	5,820	-	-	317
1.85%	-	1,358	1,356	-	2,320	-	-	1,265
1.90%	-	1,378	-	315	2,272	-	-	-
1.95%	4,602	11,873	1,688	1,047	2,588	-	-	3,050
2.00%	-	27	118	65	116	-	-	-
2.05%	1,588	2,473	3,469	1,528	52	-	-	-
2.10%	1,082	2,933	115	7,183	807	-	-	237
2.15%	-	-	-	399	2,250	-	-	-
2.20%	1,047	4,497	126	513	2,359	-	-	527
2.25%	-	12,676	-	-	22,521	-	-	-
2.35%	-	348	-	1,036	226	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	100	-	-	728	-	-	-
2.50%	-	45	-	46	-	-	-	-
2.60%	216	809	-	471	658	-	-	-

	$19,075	$107,903	$633,447	$20,108	$822,868	$17,554	$1,970	$130,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$-	$1,968	$74,564	$215,975	$-	$37	$470
1.00%	-	-	15	24,308	99,716	-	-	-
1.05%	-	-	-	2,655	27,143	-	-	-
1.10%	-	-	13,135	36,187	85,285	-	98	54
1.15%	-	-	6,701	20,183	43,298	-	-	9
1.20%	-	-	396	49,827	134,287	-	-	-
1.25%	3,198	-	361	12,295	22,001	-	61	-
1.30%	-	-	551	5,372	22,074	-	-	-
1.35%	-	-	-	22,504	27,034	-	-	-
1.40%	-	-	-	11,643	31,100	-	-	107
1.45%	-	-	-	3,237	3,036	-	-	-
1.50%	-	-	-	1,249	6,808	2,733	-	-
1.55%	-	-	-	1,866	5,163	-	203	19
1.60%	-	-	-	4,213	6,046	2,082	-	-
1.65%	-	-	73	1,970	6,307	4,065	-	-
1.70%	-	-	-	619	2,006	-	-	-
1.75%	-	1,263	-	2,825	2,270	1,271	-	-
1.80%	-	-	-	361	2,887	169	-	-
1.85%	-	-	-	916	883	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	801	1,971	2,585	-	-
2.00%	-	-	-	-	242	41	-	-
2.05%	-	-	-	1,143	1,863	2,539	-	-
2.10%	-	-	-	58	114	4,274	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	26	169	1,111	-	-
2.25%	4,232	-	-	10	2,693	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,608	-	-
2.50%	-	-	-	-	-	146	-	-
2.60%	-	-	-	-	-	1,451	-	-

	$7,430	$1,263	$23,200	$278,832	$750,371	$24,075	$399	$659

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$-	$321,873	$-	$-	$10,918	$55,632	$666,272
1.00%	-	-	86,878	-	-	1,093	25,253	321,468
1.05%	-	-	23,328	-	-	-	3,806	70,081
1.10%	-	-	154,966	-	-	80,290	27,908	310,653
1.15%	-	-	90,536	-	-	32,173	13,812	138,166
1.20%	-	-	228,873	-	-	3,097	45,201	397,232
1.25%	-	-	41,680	-	-	1,428	7,210	69,415
1.30%	-	-	55,504	-	-	2,574	7,078	74,801
1.35%	-	-	69,526	-	-	43	12,929	100,085
1.40%	-	-	68,363	-	-	-	10,424	105,170
1.45%	-	-	8,318	-	-	-	781	8,553
1.50%	696	5,888	9,606	11,080	2,492	-	2,278	23,773
1.55%	-	-	16,115	-	-	-	2,584	18,565
1.60%	1,413	1,421	32,982	3,037	286	-	2,865	39,173
1.65%	314	4,734	21,492	12,453	1,589	-	1,769	29,696
1.70%	-	-	2,663	-	-	-	701	4,827
1.75%	-	3,200	33,671	4,776	2,395	-	2,866	18,064
1.80%	78	777	12,399	817	418	-	4,008	12,248
1.85%	-	-	2,972	-	-	-	1,681	4,337
1.90%	-	-	-	1,713	-	-	83	619
1.95%	1,350	4,468	55	12,922	1,368	-	3,865	3,240
2.00%	-	333	529	474	58	-	160	399
2.05%	1,633	7,906	1,602	12,006	1,039	-	88	6,444
2.10%	677	8,752	-	8,527	2,047	-	231	58
2.15%	136	216	84	5,062	-	-	1	8
2.20%	1,894	1,814	221	3,704	734	-	35	1,115
2.25%	-	-	1,660	-	-	-	-	15,426
2.35%	-	428	-	447	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	751	-	312	-	-	-	-
2.50%	-	-	-	151	-	-	-	-
2.60%	152	980	-	2,705	704	-	-	-

	$8,343	$41,668	$1,285,896	$80,186	$13,130	$131,616	$233,249	$2,439,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$27,971	$-	$28,077	$-	$11,567	$-	$753
1.00%	-	13,449	-	14,334	-	22,812	-	39
1.05%	-	551	-	2,563	-	613	-	-
1.10%	-	14,693	-	18,514	-	13,591	-	7,638
1.15%	-	6,516	-	3,602	-	5,237	-	1,318
1.20%	-	26,529	-	20,718	-	9,935	-	8
1.25%	-	390	170	2,279	652	1,907	2,748	-
1.30%	-	15,248	-	783	-	4,226	-	40
1.35%	-	1,660	-	918	-	2,262	-	-
1.40%	-	3,212	-	2,121	-	727	-	-
1.45%	-	-	-	416	-	-	-	-
1.50%	19,697	1,489	-	3,055	-	-	-	-
1.55%	-	94	-	1,322	-	-	-	-
1.60%	3,159	374	-	279	-	-	-	-
1.65%	13,283	5,378	-	283	-	15	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	4,674	1,873	-	-	-	-	-	-
1.80%	5,355	560	-	2,348	-	9	-	-
1.85%	-	-	-	589	-	-	-	-
1.90%	5,037	-	-	-	-	-	-	-
1.95%	10,330	-	-	1,017	-	-	-	-
2.00%	90	-	-	-	-	-	-	-
2.05%	4,997	-	-	-	-	-	-	-
2.10%	8,811	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	7,951	-	-	-	-	-	-	-
2.25%	-	-	1,018	-	1,972	-	2,137	-
2.35%	282	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	948	-	-	-	-	-	-	-
2.50%	46	-	-	-	-	-	-	-
2.60%	5,395	-	-	-	-	-	-	-

	$90,055	$119,987	$1,188	$103,218	$2,624	$72,901	$4,885	$9,796

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$512,574	$-	$155,551	$140,353	$213,643	$119,581	$-	$53,294
1.00%	287,615	-	78,717	35,567	56,990	39,676	-	33,011
1.05%	55,661	-	21,431	10,295	15,478	4,509	-	7,224
1.10%	191,660	-	56,111	36,301	55,490	55,858	-	9,225
1.15%	72,351	-	25,366	20,950	42,841	18,860	-	5,054
1.20%	315,161	-	80,942	335,924	154,667	77,077	-	31,319
1.25%	54,477	-	10,092	6,330	18,132	7,729	6,032	4,622
1.30%	59,271	-	18,853	20,286	28,694	10,683	-	4,684
1.35%	47,378	-	17,712	22,671	19,786	19,130	-	2,070
1.40%	50,324	-	12,603	12,686	30,858	19,644	-	2,072
1.45%	5,893	-	1,148	2,337	986	2,164	-	1,060
1.50%	23,143	8,747	5,276	2,694	5,355	2,843	11,979	1,720
1.55%	17,619	-	2,898	2,129	5,849	2,235	-	390
1.60%	9,899	2,203	4,129	2,443	6,033	5,948	4,272	196
1.65%	18,166	6,312	4,882	2,030	6,580	14,205	19,648	1,254
1.70%	3,486	-	75	851	1,825	383	-	23
1.75%	9,107	4,125	4,586	729	10,909	946	5,167	216
1.80%	6,724	15	1,985	680	3,651	1,026	1,525	168
1.85%	3,727	-	235	205	220	1,432	-	3
1.90%	429	741	-	-	1,315	86	2,455	-
1.95%	3,434	2,968	10	2	60	3,546	11,435	-
2.00%	265	382	-	11	-	106	3,333	-
2.05%	2,686	3,486	-	-	139	2,836	7,948	699
2.10%	237	4,858	-	-	-	235	13,102	-
2.15%	-	-	-	-	-	1	-	-
2.20%	435	6,851	1,380	75	223	1,078	3,040	641
2.25%	3,230	-	-	-	24,532	-	17,094	-
2.35%	-	-	-	-	-	-	525	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,155	-	-	-	-	2,682	-
2.50%	-	136	-	-	-	-	1,023	-
2.60%	-	1,490	-	-	-	-	1,151	-

	$1,754,952	$43,469	$503,982	$655,549	$704,256	$411,817	$112,411	$158,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$71,777	$38,081	$113,804	$-	$43,243	$23,993	$-
1.00%	-	23,239	12,931	56,281	-	12,138	14,530	-
1.05%	-	5,634	2,899	10,828	-	1,758	1,024	-
1.10%	-	33,633	14,939	47,008	-	16,187	29,284	-
1.15%	-	15,964	9,048	26,522	-	10,079	3,376	-
1.20%	-	61,506	21,786	135,972	-	34,260	15,786	-
1.25%	-	9,324	4,093	15,170	6,801	9,363	5,252	318
1.30%	-	10,057	3,510	53,786	-	2,394	2,627	-
1.35%	-	9,196	4,627	63,329	-	5,852	8,115	-
1.40%	-	22,980	5,496	30,598	-	5,045	5,545	-
1.45%	-	1,621	834	2,828	-	1,081	1,618	-
1.50%	5,853	2,046	207	6,083	-	703	369	-
1.55%	-	2,028	106	2,952	-	2,131	1,358	-
1.60%	5,103	2,205	5,246	7,996	-	2,565	5,051	-
1.65%	11,734	2,954	1,554	24,933	-	1,297	459	-
1.70%	-	97	303	1,383	-	36	-	-
1.75%	3,078	1,725	1,757	5,838	-	545	1,293	-
1.80%	496	2,060	364	6,407	-	445	23	-
1.85%	-	712	324	2,693	-	173	102	-
1.90%	1,924	-	-	-	-	-	76	-
1.95%	8,550	57	27	4,181	-	-	71	-
2.00%	1,004	129	-	306	-	-	193	-
2.05%	1,962	388	622	-	-	-	1,325	-
2.10%	4,159	-	-	236	-	-	-	-
2.15%	86	1	-	-	-	-	1	-
2.20%	5,041	468	-	119	-	11	-	-
2.25%	-	-	638	7,601	3,459	-	-	-
2.35%	3	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	684	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	811	-	-	-	-	-	-	-

	$50,488	$279,801	$129,392	$626,854	$10,260	$149,306	$121,471	$318

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS

0.95%	$21,344	$178,591	$11,313	$45,892	$-	$18	$-	$3,339
1.00%	10,979	56,954	5,451	17,238	-	-	-	303
1.05%	1,358	8,695	691	5,796	-	-	-	-
1.10%	6,196	52,098	2,857	25,705	-	-	-	858
1.15%	4,262	28,797	749	24,707	-	-	-	283
1.20%	11,146	117,586	5,768	62,036	-	84	-	944
1.25%	4,787	16,174	1,712	11,299	-	97	-	375
1.30%	12,896	27,153	2,989	4,540	-	-	-	387
1.35%	2,353	24,439	2,907	11,057	-	-	-	1,063
1.40%	9,138	25,340	2,531	7,514	-	-	-	398
1.45%	45	2,569	530	444	-	-	-	-
1.50%	537	3,562	144	3,384	-	-	-	1,174
1.55%	78	8,354	120	556	-	-	-	-
1.60%	2,028	5,611	5,966	2,814	468	1,009	299	1,065
1.65%	201	13,502	-	6,062	-	277	-	912
1.70%	-	3,666	-	42	-	-	-	-
1.75%	508	6,176	-	5,480	2,783	3,458	598	1,073
1.80%	-	3,037	189	2,485	-	-	-	-
1.85%	124	5,015	146	39	-	-	-	-
1.90%	-	-	-	137	-	-	-	1,445
1.95%	512	12,732	587	2,635	-	-	-	716
2.00%	-	-	-	358	-	-	-	371
2.05%	-	-	-	293	-	-	-	757
2.10%	-	825	-	5,045	-	-	-	104
2.15%	1	-	-	-	-	-	-	292
2.20%	-	164	-	812	-	-	-	320
2.25%	-	-	-	7,966	-	-	-	-
2.35%	-	-	-	69	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	175
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	111

	$88,493	$601,040	$44,650	$254,405	$3,251	$4,943	$897	$16,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.95%	$23,370	$3,171	$222,366	$128,262	$-	$308,732	$-	$38,922
1.00%	11,312	250	51,682	35,563	-	165,031	-	10,862
1.05%	4,710	-	10,919	5,049	-	22,878	-	1,749
1.10%	8,355	16,449	95,787	76,409	-	121,126	-	18,975
1.15%	2,302	11,449	52,993	30,281	-	63,633	-	2,012
1.20%	30,631	532	171,863	106,550	-	177,733	-	11,258
1.25%	1,216	486	28,104	16,904	-	35,796	-	4,358
1.30%	704	333	26,074	13,417	-	30,328	-	621
1.35%	396	110	33,732	33,369	-	50,980	-	5,500
1.40%	479	-	45,701	31,120	-	42,896	-	2,203
1.45%	-	-	2,634	1,618	-	8,511	-	59
1.50%	94	-	13,303	6,532	5,121	13,824	8,745	1,669
1.55%	358	-	4,533	6,793	-	7,179	-	2,221
1.60%	1,000	-	21,192	11,637	1,191	8,251	2,314	280
1.65%	495	-	16,959	10,482	3,600	17,215	13,120	826
1.70%	417	-	1,901	574	-	1,453	-	316
1.75%	891	-	11,199	6,903	2,900	8,934	5,004	1,066
1.80%	29	-	5,762	8,051	2,290	10,926	1,085	-
1.85%	-	-	1,346	575	-	964	-	322
1.90%	181	-	4,381	756	516	824	1,415	-
1.95%	221	-	5,327	24	4,176	82	2,592	-
2.00%	-	-	1,472	1,736	-	237	93	-
2.05%	-	-	9,580	470	1,604	308	1,672	-
2.10%	137	-	2,789	606	2,353	-	5,589	-
2.15%	-	-	435	-	976	-	-	-
2.20%	-	-	6,687	400	2,179	988	2,498	-
2.25%	676	4	-	-	-	3,967	-	-
2.35%	-	-	3	-	901	-	534	-
2.40%	-	-	-	11	-	-	-	-
2.45%	177	-	1,551	-	97	-	218	-
2.50%	-	-	350	-	-	-	-	-
2.60%	-	-	1,864	-	153	-	758	-

	$88,151	$32,784	$852,489	$534,092	$28,057	$1,102,796	$45,637	$103,219

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA

0.95%	$-	$170,025	$541	$-	$4,751	$28,700	$98,121	$1,947
1.00%	-	84,088	242	-	549	6,580	41,303	40
1.05%	-	15,763	15	-	105	1,624	14,217	-
1.10%	-	83,587	203	-	2,229	7,237	31,077	7,265
1.15%	-	38,976	236	-	641	3,303	22,575	3,954
1.20%	-	108,954	438	-	372	20,652	141,408	85
1.25%	2,096	28,464	62	52	534	1,148	10,360	40
1.30%	-	14,252	159	-	55	17,552	19,651	678
1.35%	-	23,037	207	-	-	1,844	14,315	-
1.40%	-	26,099	13	-	864	7,159	16,959	-
1.45%	-	3,463	-	-	28	558	429	-
1.50%	-	5,000	45	6,951	38	255	4,256	-
1.55%	-	1,256	25	-	309	1,158	2,956	-
1.60%	-	5,068	-	4,069	-	22	11,131	-
1.65%	-	9,584	-	22,263	10	295	4,152	-
1.70%	-	743	-	-	176	564	41	-
1.75%	-	1,599	7	6,298	-	69	2,781	-
1.80%	-	2,995	-	435	-	110	8,143	-
1.85%	-	616	-	-	120	1,223	960	-
1.90%	-	1,117	-	1,485	-	-	53	-
1.95%	-	73	-	9,148	544	3,401	606	-
2.00%	-	-	-	80	-	-	-	-
2.05%	-	47	-	2,254	-	-	-	-
2.10%	-	-	-	7,544	59	234	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	828	-	4,041	-	18	3,279	-
2.25%	-	4	-	-	-	-	7,125	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	602	-	-	-	-
2.50%	-	-	-	1,096	-	-	-	-
2.60%	-	-	-	764	-	-	-	-

	$2,096	$625,638	$2,193	$67,082	$11,384	$103,706	$455,898	$14,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI

0.95%	$5,271	$39,352	$-	$1,060	$-	$39	$-	$90
1.00%	144	21,892	-	58	-	-	-	-
1.05%	-	4,707	-	363	-	-	-	-
1.10%	19,097	17,028	-	301	-	38	-	216
1.15%	6,389	13,594	-	532	-	215	-	-
1.20%	178	8,895	-	1,674	-	-	-	-
1.25%	454	1,794	138	195	-	-	327	-
1.30%	343	1,298	-	-	-	57	-	-
1.35%	-	2,603	-	34	-	-	-	89
1.40%	-	2,668	-	79	-	22	-	-
1.45%	-	843	-	-	-	-	-	-
1.50%	-	1,756	-	4,522	19,703	-	-	-
1.55%	-	3,296	-	103	-	-	-	713
1.60%	-	541	-	946	4,754	-	-	-
1.65%	-	446	-	2,395	18,727	-	-	-
1.70%	-	1,339	-	-	-	-	-	-
1.75%	-	759	-	1,785	7,999	-	-	-
1.80%	-	111	-	1,034	2,325	-	-	-
1.85%	-	1,995	-	-	-	-	-	-
1.90%	-	-	-	798	5,976	-	-	-
1.95%	-	5,006	-	4,810	17,848	-	-	-
2.00%	-	-	-	842	1,035	-	-	-
2.05%	-	-	-	2,532	3,656	-	-	-
2.10%	-	531	-	1,819	10,669	-	-	-
2.15%	-	-	-	1,054	2,492	-	-	-
2.20%	-	5	-	3,302	6,800	-	-	-
2.25%	-	-	-	141	-	-	-	-
2.35%	-	-	-	164	322	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	635	932	-	-	-
2.50%	-	-	-	-	382	-	-	-
2.60%	-	-	-	348	3,301	-	-	-

	$31,876	$130,459	$138	$31,526	$106,921	$371	$327	$1,108

	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ

0.95%	$-	$1,017	$27	$249	$2,431	$196	$-	$66
1.00%	-	-	-	4	6,214	13	-	-
1.05%	-	-	-	-	333	-	-	-
1.10%	-	976	1,154	2,145	11,585	5,631	1,256	1,045
1.15%	-	217	103	1,263	1,431	3,310	1,035	172
1.20%	-	-	16	1	7,843	158	71	-
1.25%	-	227	86	100	1,577	33	-	163
1.30%	-	78	-	25	2,492	-	172	71
1.35%	-	28	-	-	290	-	-	-
1.40%	-	-	-	-	827	-	-	-
1.45%	-	-	-	-	25	-	-	-
1.50%	1,548	-	-	-	516	-	-	-
1.55%	-	28	-	-	438	-	-	-
1.60%	715	-	-	-	2,379	-	-	-
1.65%	725	-	-	-	156	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	660	-	-	-	-	-	-	-
1.80%	49	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	918	-	-	-	-	-	-	-
1.95%	2,143	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	1,734	-	-	-	-	-	-	-
2.10%	1,539	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	365	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,295	-	-	-	-	-	-	-
2.50%	136	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$11,827	$2,571	$1,386	$3,787	$38,537	$9,341	$2,534	$1,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2

0.95%	$10	$924	$418	$250	$1,229	$-	$-	$74,924
1.00%	-	33	2	14	22	-	-	24,646
1.05%	-	-	-	-	-	-	-	4,332
1.10%	1,064	3,937	3,535	5,828	12,731	994	199	12,864
1.15%	464	762	480	3,553	8,050	1	-	7,337
1.20%	33	544	-	352	880	-	-	20,208
1.25%	63	13	3	44	300	-	81	3,510
1.30%	50	-	164	304	177	-	-	4,229
1.35%	-	-	-	-	-	-	-	10,111
1.40%	-	-	-	-	-	-	-	7,743
1.45%	-	-	-	-	-	-	-	256
1.50%	-	-	-	-	-	-	-	718
1.55%	-	-	-	-	-	-	-	2,133
1.60%	-	-	-	-	-	-	-	1,915
1.65%	-	-	-	-	-	-	-	892
1.70%	-	-	-	-	-	-	-	157
1.75%	-	-	-	-	-	-	-	3,544
1.80%	-	-	-	-	-	-	-	269
1.85%	-	-	-	-	-	-	-	25
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	1,295
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,618
2.10%	-	-	-	-	-	-	-	1,167
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	339
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	204

	$1,684	$6,213	$4,602	$10,345	$23,389	$995	$280	$184,436

	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV

0.95%	$5,698	$76,848	$99,912	$495,242	$152,204	$306,766	$350,829	$57,824
1.00%	1,651	29,313	42,387	39,628	3,990	15,069	13,322	1,337
1.05%	22	6,533	7,061	10,800	1,610	3,475	3,275	82
1.10%	2,514	21,604	26,682	632,278	175,595	335,875	425,122	63,936
1.15%	3,648	10,761	13,278	292,310	91,621	153,185	178,686	31,232
1.20%	3,045	55,249	60,959	106,058	6,251	11,700	13,151	1,964
1.25%	725	5,046	5,847	41,262	8,757	24,055	21,350	3,083
1.30%	318	13,170	12,430	17,396	1,624	4,444	2,497	718
1.35%	191	10,186	12,601	35,123	6,665	9,821	17,674	4,016
1.40%	170	4,005	13,190	116,374	28,235	66,131	50,898	6,813
1.45%	216	1,170	674	41,975	11,071	20,351	24,258	4,064
1.50%	1,002	5,270	1,778	21,447	2,166	16,339	13,439	1,455
1.55%	248	2,254	1,682	75,352	14,619	29,464	36,393	7,407
1.60%	407	910	2,600	40,041	10,342	29,444	24,709	6,560
1.65%	68	1,379	1,317	19,340	6,363	12,260	13,918	1,355
1.70%	86	432	122	3,080	559	1,640	502	297
1.75%	-	987	1,948	2,944	1,075	2,161	1,194	-
1.80%	9	825	2,534	4,242	1,418	2,740	3,226	559
1.85%	392	344	736	6,318	2,123	2,047	4,039	109
1.90%	-	21	17	29	22	219	106	-
1.95%	676	880	1,209	9,843	982	1,279	597	-
2.00%	-	-	-	3,705	476	7,568	1,473	204
2.05%	-	415	1,849	279	2	11	2	7
2.10%	82	60	249	311	41	62	68	-
2.15%	-	-	-	-	85	520	-	-
2.20%	34	553	332	620	-	-	-	-
2.25%	-	-	97	1,833	95	3,522	735	37
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	110	-	-	-	-	-

	$21,202	$248,215	$311,601	$2,017,830	$527,991	$1,060,148	$1,201,463	$193,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP

0.95%	$19,475	$10,755	$58,145	$365,738	$238,063	$102,123	$42,850	$9,744
1.00%	499	546	704	12,566	9,483	2,194	355	908
1.05%	18	-	269	2,056	1,879	1,560	50	-
1.10%	38,553	4,432	87,343	409,304	295,336	121,807	49,576	20,200
1.15%	14,504	2,002	29,954	185,317	128,644	45,392	21,975	2,871
1.20%	1,540	190	3,857	15,614	10,465	5,861	2,145	60
1.25%	1,711	107	3,841	20,688	18,097	5,125	2,042	356
1.30%	14	23	765	4,134	1,441	116	223	42
1.35%	1,046	41	3,218	18,268	8,600	3,282	1,726	1,004
1.40%	1,912	560	15,979	61,735	37,508	16,251	7,169	2,784
1.45%	897	625	4,241	31,034	13,621	4,881	889	186
1.50%	82	2,348	2,255	14,830	9,583	5,372	2,514	-
1.55%	5,244	679	17,778	36,066	30,678	12,529	7,315	2,244
1.60%	1,617	-	4,830	25,370	24,100	5,140	1,425	1,023
1.65%	208	221	1,266	21,872	3,878	2,468	774	-
1.70%	22	307	413	1,580	997	596	195	-
1.75%	-	-	7	1,458	63	-	37	-
1.80%	918	-	1,056	3,064	1,930	703	435	-
1.85%	109	-	1,290	3,882	1,545	1,365	325	-
1.90%	-	-	4	112	8	15	-	-
1.95%	-	-	559	1,134	1,679	775	-	-
2.00%	144	-	243	866	1,420	1,143	79	102
2.05%	76	-	2	-	12	2	2	-
2.10%	287	-	44	37	120	-	-	-
2.15%	-	-	-	110	-	-	-	-
2.20%	-	-	-	-	5	-	-	-
2.25%	1	35	1,080	1,185	80	3,499	33	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$88,877	$22,871	$239,143	$1,238,020	$839,235	$342,199	$142,134	$41,524

	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$13,142	$43,492	$78,821	$22,039	$204,895	$176,324	$17,757	$124,840
1.00%	94	544	3,070	1,001	3,339	3,137	1,293	551
1.05%	149	323	2,470	46	1,019	914	139	846
1.10%	15,894	53,112	65,466	40,859	273,281	200,668	28,729	176,875
1.15%	7,238	22,531	39,698	11,100	101,373	84,684	11,113	91,569
1.20%	1,518	2,749	1,876	1,862	10,989	8,496	924	5,505
1.25%	836	3,338	3,522	1,527	8,747	10,319	1,543	7,030
1.30%	318	1,091	1,696	39	2,100	850	77	885
1.35%	1,059	1,912	3,712	3,574	13,498	10,474	2,037	7,902
1.40%	2,051	7,868	9,609	2,941	39,092	28,001	3,338	28,502
1.45%	192	3,045	2,995	155	6,789	4,245	927	13,629
1.50%	71	2,719	1,247	831	6,765	6,192	258	8,541
1.55%	758	5,237	7,908	4,664	29,208	17,187	1,868	13,704
1.60%	553	3,551	11,441	2,048	16,110	9,005	1,655	16,475
1.65%	12	2,520	1,103	664	4,341	4,642	492	9,442
1.70%	23	606	682	6	176	364	133	872
1.75%	2	37	-	-	464	166	-	524
1.80%	-	502	5,766	198	2,883	2,758	37	1,591
1.85%	1,304	1,036	21	281	2,512	3,034	678	2,504
1.90%	-	3	51	-	-	8	-	38
1.95%	-	-	634	-	690	476	-	794
2.00%	-	370	1,568	-	1,518	485	-	1,542
2.05%	-	2	-	2	5	2	2	2
2.10%	-	-	-	-	69	37	-	54
2.15%	-	-	-	-	62	-	-	76
2.20%	-	-	-	-	-	-	-	-
2.25%	-	764	3,328	144	74	882	-	877
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$45,214	$157,352	$246,684	$93,981	$729,999	$573,350	$73,000	$515,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR

0.95%	$-	$13,769	$11,728	$57,430	$20	$311	$1,107	$15,106
1.00%	-	10,329	5,367	23,944	-	78	150	6,759
1.05%	-	2,512	530	4,364	-	-	20	1,508
1.10%	-	3,095	7,844	28,738	19	144	462	4,022
1.15%	-	2,844	3,309	11,422	107	394	85	1,561
1.20%	301	14,717	10,110	57,091	-	832	1,118	14,962
1.25%	-	2,744	2,769	8,439	-	105	397	899
1.30%	-	971	765	5,087	27	30	-	4,680
1.35%	-	2,629	2,772	11,902	-	52	28	2,341
1.40%	-	1,678	1,540	9,515	11	46	336	1,362
1.45%	-	74	75	1,341	-	-	-	142
1.50%	-	1,571	292	2,502	-	775	383	216
1.55%	-	864	177	1,133	-	51	-	534
1.60%	799	496	410	3,075	-	168	-	188
1.65%	77	10,151	509	4,983	-	523	398	279
1.70%	-	168	10	477	-	-	-	32
1.75%	2,801	-	771	2,368	-	223	34	362
1.80%	-	76	1,283	683	-	41	40	263
1.85%	-	45	54	270	-	-	-	6
1.90%	-	91	61	135	-	26	-	11
1.95%	-	-	-	213	-	452	59	-
2.00%	-	-	-	97	-	-	11	-
2.05%	-	2,335	301	899	-	88	286	108
2.10%	-	-	12	-	-	61	34	-
2.15%	-	-	-	32	-	180	54	-
2.20%	-	-	27	187	-	688	100	-
2.25%	-	-	-	-	-	81	91	-
2.35%	-	-	-	-	-	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	107	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	33	-	-

	$3,978	$71,159	$50,716	$236,327	$184	$5,570	$5,193	$55,341

	VWHAR	OVHI3	OVHI	OVHIS	AMRS

0.95%	$39,290	$2,440	$99	$-	$-
1.00%	18,490	875	48	-	-
1.05%	3,186	58	-	-	-
1.10%	10,820	643	106	-	-
1.15%	5,138	888	30	-	-
1.20%	28,881	1,774	30	-	-
1.25%	2,647	249	12	239	14
1.30%	6,445	196	-	-	-
1.35%	4,395	926	-	-	-
1.40%	4,408	332	7	-	-
1.45%	491	265	-	-	-
1.50%	1,423	124	72	-	-
1.55%	1,313	-	110	-	-
1.60%	1,071	-	-	-	-
1.65%	858	-	-	-	-
1.70%	145	-	-	-	-
1.75%	1,104	20	-	-	-
1.80%	1,778	54	-	-	-
1.85%	767	9	-	-	-
1.90%	9	-	-	-	-
1.95%	1,503	-	-	-	-
2.00%	-	-	-	-	-
2.05%	954	-	-	-	-
2.10%	216	-	-	-	-
2.15%	-	-	-	-	-
2.20%	238	-	-	-	-
2.25%	54	-	-	-	-
2.35%	-	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	-	-	-	-
2.50%	-	-	-	-	-
2.60%	61	-	-	-	-

	$135,685	$8,853	$514	$239	$14

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,115,035 and $57,410,587, respectively, and total transfers from the Account to the fixed account were $121,806,985 and $164,303,670, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $110 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,562,075 and $11,966,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,859,795,452	$0	$0	$5,859,795,452

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$22,685	$73
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	10,422	151,697
Sterling Capital Select Equity VIF (BBGI)	12,491	133,104
Global Allocation V.I. Fund - Class III (MLVGA3)	4,176,261	6,060,801
Stock Index Fund, Inc. - Initial Shares (DSIF)	22,674,349	51,435,440
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,146,793	7,765,085
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	378	15,755
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,121	5
VA International Equity Fund (HVIE)	28,515	9,603
VA Situs Fund (HVSIT)	452,998	268,225
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	12,271	4
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	1,545,463	294,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,917,668	2,668,072
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,843	6,897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	3,581,907	17,965,241
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	16,195,539	5,638,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	71,918,288	17,046,367
Investors Growth Stock Series - Service Class (MIGSC)	17,838	42,107
Mid Cap Growth Series - Service Class (MMCGSC)	19,036	288,329
New Discovery Series - Service Class (MNDSC)	1,152,503	585,587
Value Series - Service Class (MVFSC)	3,665,267	6,894,983
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,024,463	1,470,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)	863,377	1,581,304
Core Plus Fixed Income Portfolio - Class II (MSVF2)	39,881	81,610
Emerging Markets Debt Portfolio - Class I (MSEM)	462,933	1,990,139
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	5,757	2,417
U.S. Real Estate Portfolio - Class I (MSVRE)	38,441	123,587
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,058,554	27,251,066
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	200,094	747,854
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,602,509	4,582,321
American Funds NVIT Bond Fund - Class II (GVABD2)	2,550,007	5,817,916
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,424,562	4,871,850
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,782,153	7,467,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,878,609	3,004,129
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,159,076	4,616,343
Federated NVIT High Income Bond Fund - Class III (HIBF3)	10,333,446	12,806,274
NVIT Emerging Markets Fund - Class I (GEM)	20,888	187,805
NVIT Emerging Markets Fund - Class III (GEM3)	3,152,685	11,198,572
NVIT Emerging Markets Fund - Class VI (GEM6)	77,269	208,449
NVIT International Equity Fund - Class I (GIG)	463,746	1,013,433
NVIT International Equity Fund - Class III (GIG3)	391,755	4,814,755
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	13,787	14,538
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5,719,010	14,197,783
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,482,927	965,011
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	208,547	828,575
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,625,162	1,927,606
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,088,659	1,325,731
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	3,167,455	5,251,528
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,920,552	5,926,166
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,194,405	1,940,228
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,174,674	1,616,191
NVIT Core Bond Fund - Class I (NVCBD1)	5,846,991	6,162,996
NVIT Core Bond Fund - Class II (NVCBD2)	163,540	190,698
NVIT Core Plus Bond Fund - Class II (NVLCP2)	2,547,983	2,318,585
NVIT Nationwide Fund - Class I (TRF)	1,695,923	17,890,798
NVIT Nationwide Fund - Class II (TRF2)	36,456	156,951
NVIT Government Bond Fund - Class I (GBF)	43,801,023	68,549,485
NVIT Government Bond Fund - Class II (GBF2)	420,558	1,630,469
American Century NVIT Growth Fund - Class I (CAF)	1,600,894	4,866,945
NVIT International Index Fund - Class VIII (GVIX8)	758,183	3,480,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,212,361	11,536,411
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,139,850	688,775
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	231,423	259,601
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	9,548,425	12,534,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,908,515	39,463,427
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,200,825	20,987,084
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,101,245	11,511,094
NVIT Mid Cap Index Fund - Class I (MCIF)	8,205,904	21,329,536
NVIT Money Market Fund - Class I (SAM)	52,161,914	102,031,473
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,190	1,271
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	489,865	9,296,794
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	16	212
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,455,426	3,053,359
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	28,960	71,065
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,904,007	5,479,214
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	14,016	148,376
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,640,140	2,683,046
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	109,751	838,370
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,030,679	17,338,881
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	707,632	1,176,967
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,558,473	11,771,310
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	931,535	5,621,736
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	26,973	129,897
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,003,686	18,009,305
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	21,396	247,207
NVIT Multi-Manager Small Company Fund - Class I (SCF)	948,384	18,499,888
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	22,815	288,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,293,379	12,491,718
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,176,467	3,574,602
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,899,792	76,243,363
NVIT Large Cap Growth Fund - Class II (NVOLG2)	220,199	2,829,588
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,218,537	728,097
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,827,350	5,207,676
NVIT Real Estate Fund - Class I (NVRE1)	13,214,865	18,628,507
VPS Growth and Income Portfolio - Class B (ALVGIB)	131,104	330,917
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	2,562	239,329
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	1,012,970	2,763,982
VP Income & Growth Fund - Class I (ACVIG)	3,389,257	11,049,068
VP Income & Growth Fund - Class II (ACVIG2)	80,554	278,379
American Century VP Inflation Protection Fund - Class II (ACVIP2)	11,421,792	16,912,664
VP International Fund - Class I (ACVI)	110,796	454,654
VP International Fund - Class III (ACVI3)	1,961	26,690
VP Mid Cap Value Fund - Class I (ACVMV1)	2,006,135	2,618,964
VP Mid Cap Value Fund - Class II (ACVMV2)	56,234	105,270
VP Ultra(R) Fund - Class I (ACVU1)	925,165	1,199,521
VP Value Fund - Class I (ACVV)	179,469	500,360
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,071,201	6,721,268
Appreciation Portfolio - Initial Shares (DCAP)	10,334,952	12,620,426
Appreciation Portfolio - Service Shares (DCAPS)	140,611	420,148
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,377	23,564
International Value Portfolio - Initial Shares (DVIV)	2,230	32,684
Managed Tail Risk Fund II: Service Shares (FCA2S)	31,016	221,471
High Income Bond Fund II - Service Shares (FHIBS)	396,813	598,260
Quality Bond Fund II - Primary Shares (FQB)	10,238,555	23,218,694
Quality Bond Fund II - Service Shares (FQBS)	251,920	993,778
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	6,143	298,295
VIP Contrafund Portfolio - Service Class (FCS)	313,715	1,144,575
VIP Energy Portfolio - Service Class 2 (FNRS2)	3,229,048	9,740,435
VIP Equity-Income Portfolio - Service Class (FEIS)	21,410,656	40,625,444
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	543,721	1,279,103
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,247,735	3,317,560
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	12,895	11,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,526,650	1,459,597
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,808	15,233
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,289,130	1,582,468
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	19,305	59,433
VIP Growth Opportunities Portfolio - Service Class (FGOS)	425,250	220,688
VIP Growth Portfolio - Service Class (FGS)	1,958,562	30,261,867
VIP Growth Portfolio - Service Class 2 (FG2)	184,733	621,590
VIP High Income Portfolio - Service Class (FHIS)	2,628,753	8,688,125
VIP High Income Portfolio - Service Class R (FHISR)	48,534,564	46,542,758
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	8,175,789	13,874,941
VIP Mid Cap Portfolio - Service Class (FMCS)	4,614,151	10,195,920
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	564,317	966,306
VIP Overseas Portfolio - Service Class (FOS)	359,996	2,566,622
VIP Overseas Portfolio - Service Class 2 R (FO2R)	123,875	645,200
VIP Overseas Portfolio - Service Class R (FOSR)	962,823	5,300,914
VIP Value Strategies Portfolio - Service Class (FVSS)	1,623,768	3,189,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,373,155	7,887,649
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	26,721	144,798
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	973,702	5,097,202
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	4,651,159	2,717,314
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,713	5,085
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,126,771	1,445,951
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,072,586	14,394,098
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	575,394	1,492,429
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,268,393	6,038,122
Guardian Portfolio - I Class Shares (AMGP)	2,074	34,029
International Portfolio - S Class Shares (AMINS)	-	-
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	764	68,340
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	5,551	3,716
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	-	2,917
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	209,048	553,636
Socially Responsive Portfolio - I Class Shares (AMSRS)	720,078	2,114,987
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,949	492,254
Global Securities Fund/VA - Class 3 (OVGS3)	2,129,412	13,953,375
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,094,411	9,145,880
Global Securities Fund/VA - Service Class (OVGSS)	29,159	630,645
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,640,639	23,007,599
Main Street Fund(R)/VA - Service Class (OVGIS)	19,650	486,629
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	6,413,298	7,897,448
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,850	17,595
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,863,866	11,247,534
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,373,880	117,138
Global Strategic Income Fund/VA: Service Shares (OVSBS)	589,478	980,979
All Asset Portfolio - Advisor Class (PMVAAD)	3,766,678	130,511
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,701,185	3,792,118
Low Duration Portfolio - Advisor Class (PMVLAD)	11,196,133	8,130,125
Real Return Portfolio - Administrative Class (PMVRRA)	667,140	710,002
Total Return Portfolio - Administrative Class (PMVTRA)	720,299	714,039
Total Return Portfolio - Advisor Class (PMVTRD)	13,676,243	3,400,352
Putnam VT Growth and Income Fund - Class IB (PVGIB)	336	1,145
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)	1,378,205	586,669
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)	181,182	1,475,368
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	52,911	6,786
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	29,601	76,761
V.I. Core Equity Fund - Series I (AVGI)	713	98,813
V.I. Core Equity Fund - Series II (AVCE2)	5,420	142,403
V.I. Equity and Income Fund - Series I (IVKEI1)	4,839	26,457
V.I. Global Health Care Fund - Series I (IVHS)	88,556	18,755
V.I. Global Real Estate Fund - Series I (IVRE)	78,868	70,091
Diversified Stock Fund Class A Shares (VYDS)	86,707	653,961
Micro-Cap Portfolio - Investment Class (ROCMC)	81,781	171,044
SBL Fund - Series D (MSCI EAFE Equal Weight Series (SBLD)	10,379	100,132
Series J (Mid Cap Growth Series) (SBLJ)	8,053	35,188
Series N (Managed Asset Allocation Series) (SBLN)	146,338	74,382
Blue Chip Growth Portfolio - II (TRBCG2)	-	-
Series O (All Cap Value Series) (SBLO)	68,430	638,778
Series P (High Yield Series) (SBLP)	196,888	189,360
Series Q (Small Cap Value Series) (SBLQ)	222,834	448,609
Series V (Mid Cap Value Series) (SBLV)	384,964	466,194
Series X (Small Cap Growth Series) (SBLX)	13,835	12,944
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	12,615	2,625
Health Sciences Portfolio - II (TRHS2)	15,465,039	4,773,001
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	5,637,467	2,090,025
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	20,401,006	6,182,645
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	35,850,279	13,286,686
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,272,512	40,098,716
Variable Insurance Portfolios - Balanced (WRBP)	5,098,818	8,601,221
Variable Insurance Portfolios - Bond (WRBDP)	8,761,096	14,305,002
Variable Insurance Portfolios - Core Equity (WRCEP)	11,701,094	21,801,245
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	819,573	4,546,627
Variable Insurance Portfolios - Energy (WRENG)	973,489	3,549,467
Variable Insurance Portfolios - Global Bond (WRGBP)	1,638,703	365,849
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2,271,098	6,859,668
Variable Insurance Portfolios - Growth (WRGP)	8,827,735	23,262,249
Variable Insurance Portfolios - High Income (WRHIP)	13,411,104	9,669,074
Variable Insurance Portfolios - International Growth (WRIP)	3,993,446	6,778,453
Variable Insurance Portfolios - International Core Equity (WRI2P)	926,806	3,654,451
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,844,491	923,927
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	782,884	1,002,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		3,160,742	2,830,349
Variable Insurance Portfolios - Money Market (WRMMP)		9,760,744	16,965,192
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		550,370	2,242,965
Variable Insurance Portfolios - Science and Technology (WRSTP)		5,182,646	12,873,395
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,732,034	10,167,783
Variable Insurance Portfolios - Small Cap Value (WRSCV)		767,007	2,225,007
Variable Insurance Portfolios - Value (WRVP)		4,714,873	10,989,592
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,978	112,611
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		1,245,642	2,896,201
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		3,305,268	16,877,403
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		1,486,817	64,787,880
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		392	52,423
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		252,783	1,438,923
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		104,571	1,502,726
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		1,171,526	16,356,848
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		3,413,353	36,868,552
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		521,673	1,437,188
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		8,933	71,931
High Income Fund/VA - Service Class (obsolete) (OVHIS)		4,096	25,665

	Total	$804,709,548	$1,553,611,537

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	0.95% to 1.25%	2,307	$ 10.18 to $ 10.16	$23,439	0.10%	1.78% to 1.58%	****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
Sterling Capital Select Equity VIF (BBGI)
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.95% to 2.20%	5,219,721	$ 5.53 to $ 4.69	$28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
Investors Growth Stock Series - Service Class (MIGSC)
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
Value Series - Service Class (MVFSC)
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95% to 2.25%	8,204,277	$ 15.89 to $ 15.14	$129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2012	0.95% to 2.20%	475,976	$ 12.56 to $ 10.75	$5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
NVIT International Equity Fund - Class III (GIG3)
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.6%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.85%	771,585	$ 11.28 to $ 10.81	$8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
NVIT Nationwide Fund - Class II (TRF2)
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
NVIT Government Bond Fund - Class II (GBF2)
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.80%	377,590	$ 13.62 to $ 13.20	$5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	1.50% to 2.60%	30,450	$ 10.25 to $ 9.30	$306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 2.20%	3,336,881	$ 24.99 to $ 21.74	$90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.95% to 2.20%	3,486,389	$ 16.65 to $ 10.03	$54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
VP Income & Growth Fund - Class II (ACVIG2)
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
VP International Fund - Class I (ACVI)
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
VP International Fund - Class III (ACVI3)
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.75% to 1.75%	1,197	11.58 to 11.58	13,858	0.00%	11.93% to 11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
VP Value Fund - Class I (ACVV)
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95% to 2.25%	3,631,658	$ 19.22 to $ 11.14	$65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
Appreciation Portfolio - Service Shares (DCAPS)
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
High Income Bond Fund II - Service Shares (FHIBS)
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
Quality Bond Fund II - Service Shares (FQBS)
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 2.25%	12,322,376	$ 17.15 to $ 12.46	$209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 2.20%	4,789,971	$ 13.64 to $ 12.69	$64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	1.25%	1,524	$16.35	$24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.95% to 1.35%	156,559	$ 16.82 to $ 17.43	$2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
Global Securities Fund/VA - Service Class (OVGSS)
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 2.20%	3,531,011	$ 11.98 to $ 11.44	$42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
V.I. Core Equity Fund - Series II (AVCE2)
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
V.I. Equity and Income Fund - Series I (IVKEI1)
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
V.I. Global Health Care Fund - Series I (IVHS)
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Diversified Stock Fund Class A Shares (VYDS)
2012	0.95% to 1.65%	248,424	$ 13.13 to $ 11.87	$3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
Series O (All Cap Value Series) (SBLO)
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
Series P (High Yield Series) (SBLP)
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
Series Q (Small Cap Value Series) (SBLQ)
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
Series V (Mid Cap Value Series) (SBLV)
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
Series X (Small Cap Growth Series) (SBLX)
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	$ 8.81 to $ 8.46	$15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
Health Sciences Portfolio - II (TRHS2)
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2012	0.95% to 2.25%	8,850,476	$ 11.94 to $ 10.45	$103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2012	0.95% to 2.25%	2,815,525	$ 15.59 to $ 13.36	$42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	$ 15.26 to $ 10.19	$7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.60% to -42.01%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	$ 12.17 to $ 10.65	$7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%

2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.
When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
1.	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
3.	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
4.	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
5.	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
6.	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
7.	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
8.	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
9.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
10.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
11.	Fund Participation Agreement with Neuberger Berman Advisers Management Trust/Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
12.	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
13.	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
14.	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
15.	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
16.	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"
17.	Fund Participation Agreement with PIMCO Variable Insurance Trust and PICO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"
18.	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".
19.	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
20.	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".
21.	Fund Participation Agreement with Waddell and Reed Services Company and Waddell and Reed, Inc., dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(9)	Opinion of Counsel - Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 846 and 1,212 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2013.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 25, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact